UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03091

Name of Fund:  BlackRock Series Fund, Inc.
                    BlackRock Balanced Capital Portfolio
                    BlackRock Fundamental Growth Portfolio
                    BlackRock Global Allocation Portfolio
                    BlackRock Government Income Portfolio
                    BlackRock High Income Portfolio
                    BlackRock Large Cap Core Portfolio
                    BlackRock Money Market Portfolio
                    BlackRock Total Return Portfolio

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock Series Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (800) 456-4587

Date of fiscal year end: 12/31/2008

Date of reporting period: 07/01/2008 - 09/30/2008

Item 1 - Schedule of Investments

BlackRock Series Fund, Inc. - BlackRock Balanced Capital Portfolio
Schedule of Investments                                   (Percentages shown are
September 30, 2008 (Unaudited)                              based on Net Assets)

-----------------------------------------------------------------------------------------------------------------------
Industry                          Common Stocks                                              Shares               Value
-----------------------------------------------------------------------------------------------------------------------
Aerospace & Defense - 2.0%        Honeywell International, Inc.                             145,000        $  6,024,750
                                  United Technologies Corp.                                 112,500           6,756,750
                                                                                                           ------------
                                                                                                             12,781,500
-----------------------------------------------------------------------------------------------------------------------
Air Freight & Logistics - 1.5%    FedEx Corp.                                                35,000           2,766,400
                                  United Parcel Service, Inc. Class B                       107,500           6,760,675
                                                                                                           ------------
                                                                                                              9,527,075
-----------------------------------------------------------------------------------------------------------------------
Automobiles - 0.9%                Harley-Davidson, Inc.                                     150,000           5,595,000
-----------------------------------------------------------------------------------------------------------------------
Beverages - 0.6%                  Dr. Pepper Snapple Group, Inc. (a)                        155,000           4,104,400
-----------------------------------------------------------------------------------------------------------------------
Building Products - 0.3%          Masco Corp.                                               115,000           2,063,100
-----------------------------------------------------------------------------------------------------------------------
Capital Markets - 2.9%            The Bank of New York Mellon Corp.                         257,500           8,389,350
                                  Invesco Ltd. (b)                                          310,000           6,503,800
                                  Legg Mason, Inc.                                           90,000           3,425,400
                                                                                                           ------------
                                                                                                             18,318,550
-----------------------------------------------------------------------------------------------------------------------
Chemicals - 2.4%                  The Dow Chemical Co.                                      190,000           6,038,200
                                  E.I. du Pont de Nemours & Co.                             220,000           8,866,000
                                                                                                           ------------
                                                                                                             14,904,200
-----------------------------------------------------------------------------------------------------------------------
Communications Equipment - 2.1%   Cisco Systems, Inc. (a)                                   440,000           9,926,400
                                  Juniper Networks, Inc. (a)                                155,000           3,265,850
                                                                                                           ------------
                                                                                                             13,192,250
-----------------------------------------------------------------------------------------------------------------------
Computers & Peripherals - 2.9%    Hewlett-Packard Co.                                       175,000           8,092,000
                                  International Business Machines Corp.                      87,500          10,234,000
                                                                                                           ------------
                                                                                                             18,326,000
-----------------------------------------------------------------------------------------------------------------------
Consumer Finance - 0.4%           Discover Financial Services, Inc.                         175,000           2,418,500
-----------------------------------------------------------------------------------------------------------------------
Diversified Financial Services -  Bank of America Corp.                                      80,000           2,800,000
3.1%                              Citigroup, Inc.                                            70,000           1,435,700
                                  JPMorgan Chase & Co.                                      240,000          11,208,000
                                  Moody's Corp.                                             115,000           3,910,000
                                                                                                           ------------
                                                                                                             19,353,700
-----------------------------------------------------------------------------------------------------------------------
Diversified Telecommunication     AT&T Inc.                                                 220,000           6,142,400
Services - 2.3%                   Verizon Communications, Inc.                              270,000           8,664,300
                                                                                                            -----------
                                                                                                             14,806,700
-----------------------------------------------------------------------------------------------------------------------
Electronic Equipment &            Tyco Electronics Ltd.                                      92,500           2,558,550
Instruments - 0.4%
-----------------------------------------------------------------------------------------------------------------------
Energy Equipment & Services -     Schlumberger Ltd.                                          72,500           5,661,525
2.5%                              Transocean, Inc.                                           35,000           3,844,400
                                  Weatherford International Ltd. (a)                        257,500           6,473,550
                                                                                                            -----------
                                                                                                             15,979,475
-----------------------------------------------------------------------------------------------------------------------
Food & Staples Retailing - 0.6%   Wal-Mart Stores, Inc.                                      60,000           3,593,400
-----------------------------------------------------------------------------------------------------------------------
Food Products - 5.0%              Cadbury Plc (b)                                           135,000           5,526,900
                                  General Mills, Inc.                                        92,500           6,356,600
                                  Nestle SA Registered Shares                               235,000          10,156,122
                                  Unilever NV (b)                                           335,000           9,433,600
                                                                                                            -----------
                                                                                                             31,473,222
-----------------------------------------------------------------------------------------------------------------------
Health Care Equipment &           Baxter International, Inc.                                 77,500           5,086,325
Supplies - 0.8%
-----------------------------------------------------------------------------------------------------------------------

BlackRock Series Fund, Inc. - BlackRock Balanced Capital Portfolio
Schedule of Investments                                   (Percentages shown are
September 30, 2008 (Unaudited)                              based on Net Assets)

-----------------------------------------------------------------------------------------------------------------------
Industry                          Common Stocks                                              Shares               Value
-----------------------------------------------------------------------------------------------------------------------
Health Care Providers             AmerisourceBergen Corp.                                   175,000        $  6,588,750
& Services - 1.0%
-----------------------------------------------------------------------------------------------------------------------
Hotels, Restaurants &             Carnival Corp.                                            245,000           8,660,750
Leisure - 2.9%                    McDonald's Corp.                                          155,000           9,563,500
                                                                                                           ------------
                                                                                                             18,224,250
-----------------------------------------------------------------------------------------------------------------------
Household Durables - 0.7%         Sony Corp. (b)                                            155,000           4,784,850
-----------------------------------------------------------------------------------------------------------------------
Household Products - 1.8%         Kimberly-Clark Corp.                                      175,000          11,347,000
-----------------------------------------------------------------------------------------------------------------------
IT Services - 0.7%                Accenture Ltd. Class A                                    115,000           4,370,000
-----------------------------------------------------------------------------------------------------------------------
Industrial Conglomerates - 2.4%   3M Co.                                                     80,000           5,464,800
                                  General Electric Co.                                      165,000           4,207,500
                                  Textron, Inc.                                             190,000           5,563,200
                                                                                                           ------------
                                                                                                             15,235,500
-----------------------------------------------------------------------------------------------------------------------
Insurance - 4.4%                  ACE Ltd.                                                  165,000           8,931,450
                                  Prudential Financial, Inc.                                130,000           9,360,000
                                  RenaissanceRe Holdings Ltd.                               102,988           5,355,376
                                  The Travelers Cos., Inc.                                   95,000           4,294,000
                                                                                                           ------------
                                                                                                             27,940,826
-----------------------------------------------------------------------------------------------------------------------
Internet Software &               Yahoo! Inc. (a)                                           190,000           3,287,000
Services - 0.5%
-----------------------------------------------------------------------------------------------------------------------
Machinery - 1.0%                  Dover Corp.                                               153,600           6,228,480
-----------------------------------------------------------------------------------------------------------------------
Media - 1.2%                      CBS Corp. Class B                                         310,000           4,519,800
                                  Walt Disney Co.                                            95,000           2,915,550
                                                                                                           ------------
                                                                                                              7,435,350
-----------------------------------------------------------------------------------------------------------------------
Metals & Mining - 0.5%            Alcoa, Inc.                                               155,000           3,499,900
-----------------------------------------------------------------------------------------------------------------------
Multiline Retail - 1.1%           J.C. Penney Co., Inc.                                      97,500           3,250,650
                                  Kohl's Corp. (a)                                           82,500           3,801,600
                                                                                                           ------------
                                                                                                              7,052,250
-----------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels -     Devon Energy Corp.                                         97,500           8,892,000
5.1%                              EnCana Corp.                                               35,000           2,300,550
                                  Exxon Mobil Corp.                                          77,500           6,018,650
                                  Murphy Oil Corp.                                          125,000           8,017,500
                                  Peabody Energy Corp.                                       80,000           3,600,000
                                  Petroleo Brasileiro SA (b)                                 80,000           3,516,000
                                                                                                           ------------
                                                                                                             32,344,700
-----------------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 3.9%            Bristol-Myers Squibb Co.                                  365,000           7,610,250
                                  Merck & Co., Inc.                                         155,000           4,891,800
                                  Schering-Plough Corp.                                     310,000           5,725,700
                                  Wyeth                                                     175,000           6,464,500
                                                                                                           ------------
                                                                                                             24,692,250
-----------------------------------------------------------------------------------------------------------------------
Semiconductors & Semiconductor    Broadcom Corp. Class A (a)                                155,000           2,887,650
Equipment - 1.8%                  Intersil Corp. Class A                                    195,000           3,233,100
                                  Micron Technology, Inc. (a)                               715,000           2,895,750
                                  Texas Instruments, Inc.                                   115,000           2,472,500
                                                                                                           ------------
                                                                                                             11,489,000
-----------------------------------------------------------------------------------------------------------------------
Software - 2.5%                   Electronic Arts, Inc. (a)                                 150,000           5,548,500
                                  Microsoft Corp.                                           385,000          10,275,650
                                                                                                           ------------
                                                                                                             15,824,150
-----------------------------------------------------------------------------------------------------------------------

BlackRock Series Fund, Inc. - BlackRock Balanced Capital Portfolio
Schedule of Investments                                   (Percentages shown are
September 30, 2008 (Unaudited)                              based on Net Assets)

-----------------------------------------------------------------------------------------------------------------------
Industry                          Common Stocks                                              Shares               Value
-----------------------------------------------------------------------------------------------------------------------
Specialty Retail - 0.8%           Home Depot, Inc.                                          185,000        $  4,789,650
-----------------------------------------------------------------------------------------------------------------------
                                  Total Common Stocks - 63.0%                                               399,215,853
-----------------------------------------------------------------------------------------------------------------------
                                  Preferred Securities
-----------------------------------------------------------------------------------------------------------------------
                                                                                                Par
                                  Capital Trusts                                              (000)
-----------------------------------------------------------------------------------------------------------------------
Capital Markets - 0.0%            Lehman Brothers Holdings Capital Trust VII,
                                  5.857% (a)(c)(d)(e)                                 USD       130                  13
-----------------------------------------------------------------------------------------------------------------------
Commercial Banks - 0.1%           BAC Capital Trust VI, 5.625%, 3/08/35                         335             255,739
                                  Barclays Bank Plc, 5.926% (c)(d)(f)                           325             226,011
                                  Wachovia Corp. Series K, 7.98% (c)(d)                         600             250,764
                                                                                                           ------------
                                                                                                                732,514
-----------------------------------------------------------------------------------------------------------------------
Diversified Financial             Bank of America Corp. Series M, 8.125% (c)(d)                 450             363,573
Services - 0.2%                   JPMorgan Chase & Co., 7.90% (c)(d)                            925             778,739
                                                                                                           ------------
                                                                                                              1,142,312
-----------------------------------------------------------------------------------------------------------------------
                                  Total Capital Trusts - 0.3%                                                 1,874,839
-----------------------------------------------------------------------------------------------------------------------
                                  Preferred Stocks                                           Shares
-----------------------------------------------------------------------------------------------------------------------
Diversified Financial             Citigroup, Inc. Series AA, 8.125%                          18,000             297,000
Services - 0.0%
-----------------------------------------------------------------------------------------------------------------------
                                  Total Preferred Stocks - 0.0%                                                 297,000
-----------------------------------------------------------------------------------------------------------------------
                                  Total Preferred Securities  - 0.3%                                          2,171,839
-----------------------------------------------------------------------------------------------------------------------
                                  Fixed Income Securities
-----------------------------------------------------------------------------------------------------------------------
                                                                                                Par
                                  Corporate Bonds                                             (000)
-----------------------------------------------------------------------------------------------------------------------
Aerospace & Defense - 0.0%        L-3 Communications Corp., 5.875%, 1/15/15           USD       270             244,350
                                  L-3 Communications Corp. Series B, 6.375%,
                                  10/15/15                                                       12              11,040
                                                                                                           ------------
                                                                                                                255,390
-----------------------------------------------------------------------------------------------------------------------
Air Freight & Logistics - 0.0%    United Parcel Service, Inc., 6.20%, 1/15/38                    30              27,902
-----------------------------------------------------------------------------------------------------------------------
Airlines - 0.0%                   American Airlines, Inc. Series 2003-1,
                                  3.857%, 1/09/12                                               177             160,978
-----------------------------------------------------------------------------------------------------------------------
Capital Markets - 0.9%            The Bear Stearns Cos., Inc., 4.903%,
                                  7/19/10 (d)                                                   350             342,991
                                  The Bear Stearns Cos., Inc., 6.95%, 8/10/12                   375             378,796
                                  Credit Suisse Guernsey Ltd., 5.86% (c)(d)                     424             320,996
                                  Goldman Sachs Capital II, 5.793% (c)(d)                       415             182,314
                                  The Goldman Sachs Group, Inc.,
                                  5.25%, 10/15/13 (g)                                         1,260           1,059,845
                                  Lehman Brothers Holdings, Inc., 6.75%,
                                  12/28/17 (e)                                                  490                 612
                                  Lehman Brothers Holdings, Inc. Series I,
                                  5.25%, 2/06/12 (a)(e)                                         575              71,875
                                  Lehman Brothers Holdings, Inc. Series MTN,
                                  7%, 9/27/27 (a)(e)                                            650              81,250
                                  Morgan Stanley, 4.57%, 1/09/12 (d)                          2,340           1,547,597
                                  Morgan Stanley Series F, 5.95%, 12/28/17                      150              93,967
                                  UBS AG, 5.75%, 4/25/18                                        600             521,850
                                  UBS AG Series DPNT, 5.875%, 12/20/17                        1,290           1,145,421
                                                                                                           ------------
                                                                                                              5,747,514
-----------------------------------------------------------------------------------------------------------------------

BlackRock Series Fund, Inc. - BlackRock Balanced Capital Portfolio
Schedule of Investments                                   (Percentages shown are
September 30, 2008 (Unaudited)                              based on Net Assets)

-----------------------------------------------------------------------------------------------------------------------
                                                                                                Par
Industry                          Corporate Bonds                                             (000)               Value
-----------------------------------------------------------------------------------------------------------------------
Commercial Banks - 0.4%           Barclays Bank Plc, 7.434% (c)(d)(f)                 USD       375        $    305,368
                                  Barclays Bank Plc, 8.55% (c)(d)(f)                            620             569,240
                                  Corporacion Andina de Fomento, 6.875%,
                                  3/15/12                                                       435             453,879
                                  Royal Bank of Scotland Group Plc Series MTN,
                                  7.64% (c)(d)                                                  800             596,015
                                  Wachovia Bank NA, 6.60%, 1/15/38                            1,000             592,447
                                                                                                           ------------
                                                                                                              2,516,949
-----------------------------------------------------------------------------------------------------------------------
Computers & Peripherals - 0.1%    International Business Machines Corp.,
                                  5.70%, 9/14/17                                                545             527,929
-----------------------------------------------------------------------------------------------------------------------
Consumer Finance - 0.4%           HSBC Finance Corp., 6.50%, 11/15/08                         1,575           1,569,403
                                  SLM Corp., 3%, 1/26/09 (d)                                    275             255,761
                                  SLM Corp., 5.40%, 10/25/11                                    475             332,500
                                  SLM Corp., 5.125%, 8/27/12                                    825             536,250
                                                                                                           ------------
                                                                                                              2,693,914
-----------------------------------------------------------------------------------------------------------------------
Diversified Financial             Bank of America Corp., 4.875%, 9/15/12                        590             545,195
Services - 1.4%                   Bank of America Corp., 6%, 9/01/17                            110              94,886
                                  Bank of America Corp., 5.75%, 12/01/17                      1,150             975,186
                                  Bank of America Corp. Series K, 8% (c)(d)                     900             712,680
                                  Citigroup, Inc., 5.625%, 8/27/12                              990             853,319
                                  Citigroup, Inc., 8.30%, 12/21/77 (d)                          850             633,302
                                  General Electric Capital Corp., 5%, 11/15/11                2,740           2,651,531
                                  General Electric Capital Corp.,
                                  6.15%, 8/07/37                                                745             570,402
                                  General Electric Capital Corp., 6.375%,
                                  11/15/67 (d)                                                  650             525,962
                                  JPMorgan Chase Bank NA, 6%, 7/05/17                         1,100           1,004,539
                                  JPMorgan Chase Capital XXV, 6.80%, 10/01/37                   770             590,247
                                                                                                           ------------
                                                                                                              9,157,249
-----------------------------------------------------------------------------------------------------------------------
Diversified Telecommunication     AT&T, Inc., 6.50%, 9/01/37                                  1,200           1,020,816
Services - 0.2%                   GTE Corp., 6.84%, 4/15/18                                     250             236,057
                                  Qwest Communications International, Inc.,
                                  7.50%, 2/15/14                                                200             173,000
                                                                                                           ------------
                                                                                                              1,429,873
-----------------------------------------------------------------------------------------------------------------------
Electric Utilities - 0.2%         Florida Power & Light Co., 5.95%, 2/01/38                     525             487,457
                                  Florida Power Corp., 6.40%, 6/15/38                           175             165,713
                                  Nevada Power Co., 6.65%, 4/01/36                              335             296,835
                                  Southern California Edison Co., 5.625%,
                                  2/01/36                                                       123             107,229
                                                                                                           ------------
                                                                                                              1,057,234
-----------------------------------------------------------------------------------------------------------------------
Energy Equipment &                Transocean, Inc., 6%, 3/15/18                                 110             102,662
Services - 0.0%                   Transocean, Inc., 6.80%, 3/15/38                              140             128,451
                                                                                                           ------------
                                                                                                                231,113
-----------------------------------------------------------------------------------------------------------------------
Food Products - 0.1%              Kraft Foods, Inc., 6.125%, 8/23/18                            575             536,903
-----------------------------------------------------------------------------------------------------------------------
Health Care Providers &           UnitedHealth Group, Inc., 5.80%, 3/15/36                      315             238,976
Services - 0.0%
-----------------------------------------------------------------------------------------------------------------------
Hotels, Restaurants &             American Real Estate Partners LP, 7.125%,
Leisure - 0.0%                    2/15/13                                                        45              34,425
                                  Harrah's Operating Co., Inc., 10.75%,
                                  2/01/18 (f)(h)                                                500             206,090
                                                                                                           ------------
                                                                                                                240,515
-----------------------------------------------------------------------------------------------------------------------
Independent Power Producers &     Texas Competitive Electric Holdings Co. LLC
Energy Traders - 0.1%             Series B, 10.25%, 11/01/15 (f)                                520             469,300
-----------------------------------------------------------------------------------------------------------------------

BlackRock Series Fund, Inc. - BlackRock Balanced Capital Portfolio
Schedule of Investments                                   (Percentages shown are
September 30, 2008 (Unaudited)                              based on Net Assets)

-----------------------------------------------------------------------------------------------------------------------
                                                                                                Par
Industry                          Corporate Bonds                                             (000)               Value
-----------------------------------------------------------------------------------------------------------------------
Insurance - 0.5%                  American International Group, Inc., 6.25%,
                                  5/01/36                                             USD       170        $     78,799
                                  American International Group, Inc.,
                                  8.175%, 5/15/58 (d)(f)                                        690             110,534
                                  American International Group, Inc., 6.25%,
                                  3/15/87                                                       235              37,651
                                  Chubb Corp., 6.375%, 3/29/67 (d)                              475             362,223
                                  Lincoln National Corp., 7%, 5/17/66 (d)                       315             240,214
                                  MetLife, Inc., 6.40%, 12/15/66                                220             137,156
                                  Metropolitan Life Global Funding I,
                                  5.125%, 4/10/13 (f)                                           925             898,615
                                  Progressive Corp., 6.70%, 6/15/37 (d)                         460             374,792
                                  Reinsurance Group of America, 6.75%,
                                  12/15/65 (d)                                                  320             208,378
                                  The Travelers Cos., Inc., 6.25%, 3/15/67 (d)                  910             699,912
                                                                                                           ------------
                                                                                                              3,148,274
-----------------------------------------------------------------------------------------------------------------------
Media - 0.7%                      CSC Holdings, Inc. Series B, 8.125%, 7/15/09                   60              59,400
                                  Comcast Corp., 5.85%, 1/15/10                                 505             507,957
                                  Comcast Corp., 6.50%, 1/15/17                                 625             587,409
                                  Comcast Corp., 6.45%, 3/15/37                                 460             371,019
                                  Comcast Corp., 6.95%, 8/15/37                                 525             447,800
                                  Cox Communications, Inc., 7.125%, 10/01/12                    365             371,887
                                  News America, Inc., 6.40%, 12/15/35                           470             394,814
                                  News America, Inc., 6.75%, 1/09/38                            830             807,896
                                  Time Warner Cable, Inc., 5.85%, 5/01/17                       750             660,778
                                                                                                           ------------
                                                                                                              4,208,960
-----------------------------------------------------------------------------------------------------------------------
Metals & Mining - 0.1%            Freeport-McMoRan Copper & Gold, Inc.,
                                  7.084%, 4/01/15 (d)                                           155             148,473
                                  Freeport-McMoRan Copper & Gold, Inc.,
                                  8.25%, 4/01/15                                                215             211,237
                                  Freeport-McMoRan Copper & Gold, Inc.,
                                  8.375%, 4/01/17                                               430             423,550
                                                                                                           ------------
                                                                                                                783,260
-----------------------------------------------------------------------------------------------------------------------
Multi-Utilities - 0.0%            Xcel Energy, Inc., 6.50%, 7/01/36                             215             193,506
-----------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels -     Anadarko Petroleum Corp., 5.95%, 9/15/16                      500             459,557
0.5%                              Anadarko Petroleum Corp., 6.45%, 9/15/36                      195             152,889
                                  Colonial Pipeline Co., 7.63%, 4/15/32 (f)                     295             299,262
                                  Devon Financing Corp. ULC, 7.875%, 9/30/31                    200             203,093
                                  Gazprom OAO, 7.288%, 8/16/37 (f)                              460             326,600
                                  MidAmerican Energy Holdings Co., 5.95%,
                                  5/15/37                                                       500             409,285
                                  MidAmerican Energy Holdings Co., 6.50%,
                                  9/15/37                                                       325             285,142
                                  Motiva Enterprises LLC, 5.20%, 9/15/12 (f)                    215             221,289
                                  Petrobras International Finance Co.,
                                  5.875%, 3/01/18                                               220             199,954
                                  Sabine Pass LNG LP, 7.50%, 11/30/16                           345             269,100
                                  XTO Energy, Inc., 6.75%, 8/01/37                              155             137,534
                                                                                                           ------------
                                                                                                              2,963,705
-----------------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 0.2%            Eli Lilly & Co., 7.125%, 6/01/25                               10              11,511
                                  GlaxoSmithKline Capital, Inc., 4.85%, 5/15/13                 500             490,862
                                  Wyeth, 6%, 2/15/36                                            450             419,187
                                                                                                           ------------
                                                                                                                921,560
-----------------------------------------------------------------------------------------------------------------------

BlackRock Series Fund, Inc. - BlackRock Balanced Capital Portfolio
Schedule of Investments                                   (Percentages shown are
September 30, 2008 (Unaudited)                              based on Net Assets)

-----------------------------------------------------------------------------------------------------------------------
                                                                                                Par
Industry                          Corporate Bonds                                             (000)               Value
-----------------------------------------------------------------------------------------------------------------------
Software - 0.1%                   Oracle Corp., 5.75%, 4/15/18                        USD       340        $    315,692
-----------------------------------------------------------------------------------------------------------------------
Wireless Telecommunication        Vodafone Group Plc, 6.15%, 2/27/37                            275             220,855
Services - 0.1%
-----------------------------------------------------------------------------------------------------------------------
                                  Total Corporate Bonds - 6.0%                                               38,047,551
-----------------------------------------------------------------------------------------------------------------------
                                  Foreign Government Obligations
-----------------------------------------------------------------------------------------------------------------------
                                  Bundesrepublik Deutschland Series 05, 4%,
                                  1/04/37                                             EUR       525             668,820
                                  Bundesrepublik Deutschland Series 07,
                                  4.25%, 7/04/39                                                400             530,908
                                  Landwirtschaftliche Rentenbank, 0.65%, 9/30/08      JPY   240,000           2,256,593
                                  Mexican Bonos Series M 10, 7.25%, 12/15/16          MXN     5,900             502,470
                                  Mexican Bonos Series M 20, 10%, 12/05/24                   19,620           2,036,236
                                  Mexico Government International Bond,
                                  6.375%, 1/16/13                                     USD       157             161,396
-----------------------------------------------------------------------------------------------------------------------
                                  Total Foreign Government Obligations  - 1.0%                                6,156,423
-----------------------------------------------------------------------------------------------------------------------
                                  Asset-Backed Securities
-----------------------------------------------------------------------------------------------------------------------
                                  ACE Securities Corp. Series 2005-ASP1 Class M1,
                                  3.887%, 9/25/35 (d)                                           950             305,900
                                  American Express Issuance Trust Series 2008-2
                                  Class A, 4.02%, 1/18/11                                     1,660           1,651,967
                                  Bank of America Credit Card Trust Series
                                  2008-A9 Class A9, 4.07%, 7/16/12                            1,600           1,588,140
                                  Bear Stearns Asset Backed Securities Trust
                                  Series 2005-4 Class A, 3.537%, 1/25/36 (d)                    273             246,567
                                  Bear Stearns Asset Backed Securities Trust
                                  Series 2005-HE10 Class A2, 3.497%, 11/25/35 (d)               766             728,679
                                  Bear Stearns Asset Backed Securities Trust
                                  Series 2005-SD1 Class 1A2, 3.507%, 7/25/27 (d)                799             720,042
                                  Carrington Mortgage Loan Trust Series 2006-NC5
                                  Class A1, 3.257%, 1/25/37 (d)                                 995             945,958
                                  Chase Issuance Trust Series 2007-A17
                                  Class A, 5.12%, 10/15/14                                    1,700           1,658,246
                                  Chase Issuance Trust Series 2008-A9
                                  Class A9, 4.26%, 5/15/13                                    1,635           1,593,094
                                  Countrywide Asset Backed Certificates
                                  Series 2004-13 Class AF4, 4.583%, 1/25/33 (d)                 750             729,399
                                  First Franklin Mortgage Loan Asset Backed
                                  Certificates Series 2005-FF10 Class A6, 3.557%,
                                  11/25/35 (d)                                                1,016             844,539
                                  Home Equity Asset Trust Series 2005-1 Class A2,
                                  2.752%, 5/25/35 (d)                                           118              94,773
                                  Honda Auto Receivables Owner Trust Series
                                  2006-3 Class A3, 5.12%, 10/15/10                            1,559           1,561,401
                                  Indymac Residential Asset Backed Trust Series
                                  2006-E Class 2A1, 3.267%, 4/25/37 (d)                         837             816,752
                                  Irwin Home Equity Corp. Series 2005-C Class
                                  1A1, 3.467%, 4/25/30 (d)                                      170             159,605

BlackRock Series Fund, Inc. - BlackRock Balanced Capital Portfolio
Schedule of Investments                                   (Percentages shown are
September 30, 2008 (Unaudited)                              based on Net Assets)

-----------------------------------------------------------------------------------------------------------------------
                                                                                                Par
                                  Asset-Backed Securities                                     (000)               Value
-----------------------------------------------------------------------------------------------------------------------
                                  Lehman XS Trust Series 2005-5N Class 3A2,
                                  3.567%, 11/25/35 (d)                                USD       743        $    324,879
                                  Long Beach Mortgage Loan Trust Series 2006-11
                                  Class 2A1, 3.267%, 12/25/36 (d)                               794             756,740
                                  Morgan Stanley ABS Capital I Series 2005-HE1
                                  Class A2MZ, 2.772%, 12/25/34 (d)                               78              58,499
                                  New Century Home Equity Loan Trust Series
                                  2005-2 Class A2MZ, 3.467%, 6/25/35 (d)                        231             182,064
                                  Nissan Auto Receivables Owner Trust Series
                                  2006-A Class A4, 4.77%, 7/15/11                             2,000           1,991,595
                                  Park Place Securities, Inc. Series 2005-WCH1
                                  Class A1B, 3.507%, 1/25/35 (d)                                 75              71,032
                                  Park Place Securities, Inc. Series 2005-WCH1
                                  Class A3D, 3.547%, 1/25/35 (d)                                 67              56,346
                                  RAAC Series 2005-SP2 Class 2A, 3.507%,
                                  6/25/44 (d)                                                 1,049             650,186
                                  Residential Asset Mortgage Products, Inc.
                                  Series 2005-RS3 Class AI2, 3.377%, 3/25/35 (d)                174             150,675
                                  SLM Student Loan Trust Series 2008-5
                                  Class A2, 3.90%, 10/25/16 (d)                               1,710           1,687,789
                                  SLM Student Loan Trust Series 2008-5
                                  Class A3, 4.10%, 1/25/18 (d)                                  430             429,205
                                  SLM Student Loan Trust Series 2008-5
                                  Class A4, 4.50%, 7/25/23 (d)                                1,160           1,150,275
                                  Soundview Home Equity Loan Trust Series
                                  2005-OPT3 Class A4, 3.507%, 11/25/35 (d)                    2,150           1,958,516
                                  Structured Asset Investment Loan Trust
                                  Series 2003-BC6 Class M1, 4.097%, 7/25/33 (d)               1,471           1,359,470
                                  Structured Asset Investment Loan Trust
                                  Series 2003-BC7 Class M1, 4.332%, 7/25/33 (d)               1,290             844,147
                                  Structured Asset Investment Loan Trust
                                  Series 2004-8 Class M4, 4.207%, 9/25/34 (d)                   550             330,000
                                  Structured Asset Securities Corp.
                                  Series 2004-23XS Class 2A1, 3.507%, 1/25/35 (d)               343             222,476
-----------------------------------------------------------------------------------------------------------------------
                                  Total Asset-Backed Securities - 4.1%                                       25,868,956
-----------------------------------------------------------------------------------------------------------------------
                                  Non-U.S. Government Agency Mortgage-Backed
                                  Securities
-----------------------------------------------------------------------------------------------------------------------
Collateralized Mortgage           Bear Stearns Adjustable Rate Mortgage Trust
Obligations - 4.9%                Series 2005-4 Class 3A1, 5.37%, 8/25/35 (d)                 6,219           5,569,037
                                  Bear Stearns Adjustable Rate Mortgage Trust
                                  Series 2006-2 Class 2A1, 5.65%, 7/25/36 (d)                 2,449           1,741,160
                                  Citimortgage Alternative Loan Trust Series
                                  2007-A8 Class A1, 6%, 10/25/37                              1,684           1,246,019
                                  Countrywide Alternative Loan Trust Series
                                  2006-01A0 Class 1A1, 3.815%, 8/25/46 (d)                      244             150,919
                                  Countrywide Alternative Loan Trust Series
                                  2006-0A21 Class A1, 4.468%, 3/20/47 (d)                       677             414,596

BlackRock Series Fund, Inc. - BlackRock Balanced Capital Portfolio
Schedule of Investments                                   (Percentages shown are
September 30, 2008 (Unaudited)                              based on Net Assets)

-----------------------------------------------------------------------------------------------------------------------
                                  Non-U.S. Government Agency Mortgage-Backed                    Par
                                  Securities                                                  (000)               Value
-----------------------------------------------------------------------------------------------------------------------
                                  Countrywide Home Loan Mortgage Pass-Through
                                  Trust Series 2003-56 Class 4A1, 4.933%,
                                  12/25/33 (d)                                        USD     1,727        $  1,607,285
                                  Countrywide Home Loan Mortgage Pass-Through
                                  Trust Series 2006-0A5 Class 2A1, 3.407%,
                                  4/25/46 (d)                                                   295             177,960
                                  Countrywide Home Loan Mortgage Pass-Through
                                  Trust Series 2006-0A5 Class 3A1, 3.407%,
                                  4/25/46 (d)                                                   569             347,017
                                  Countrywide Home Loan Mortgage Pass-Through
                                  Trust Series 2007-16 Class A1, 6.50%, 10/25/37                971             762,375
                                  Countrywide Home Loan Mortgage Pass-Through
                                  Trust Series 2007-J3 Class A10, 6%, 7/25/37                 1,322             889,973
                                  Credit Suisse Mortgage Capital Certificate
                                  Series 2006-8 Class 3A1, 6%, 10/25/21                         370             265,518
                                  First Horizon Asset Securities, Inc. Series
                                  2005-AR3 Class 3A1, 5.499%, 8/25/35 (d)                       342             310,058
                                  Harborview Mortgage Loan Trust Series 2006-9
                                  Class 2A1A, 4.488%, 11/19/36 (d)                              495             302,157
                                  Impac Secured Assets CMN Owner Trust
                                  Series 2004-3 Class 1A4, 3.607%, 11/25/34 (d)                 208             163,621
                                  JPMorgan Mortgage Trust Series 2006-S2 Class
                                  2A2, 5.875%, 7/25/36                                          148             139,140
                                  JPMorgan Mortgage Trust Series 2007-S1 Class
                                  1A2, 5.50%, 3/25/22                                           153             142,205
                                  Residential Accredit Loans, Inc. Series
                                  2006-Q02 Class A1, 3.427%, 2/25/46 (d)                        472             292,571
                                  Residential Accredit Loans, Inc. Series
                                  2007-Q03 Class A1, 3.367%, 3/25/47 (d)                        371             218,787
                                  Structured Adjustable Rate Mortgage Loan Trust
                                  Series 2007-3 Class 2A1, 5.731%, 4/25/37 (d)                1,925           1,507,643
                                  Structured Asset Securities Corp. Series
                                  2005-GEL2 Class A, 3.487%, 4/25/35 (d)                        135             115,392
                                  Structured Asset Securities Corp. Series
                                  2005-OPT1 Class A4M, 3.557%, 11/25/35 (d)                     411             360,032
                                  WaMu Mortgage Pass-Through Certificates Series
                                  2006-AR18 Class 1A1, 5.343%, 1/25/37 (d)                    1,103             874,301
                                  WaMu Mortgage Pass-Through Certificates Series
                                  2007-0A4 Class 1A, 3.625%, 5/25/47 (d)                        339             203,585
                                  WaMu Mortgage Pass-Through Certificates Series
                                  2007-0A5 Class 1A, 3.605%, 6/25/47 (d)                        564             348,512
                                  WaMu Mortgage Pass-Through Certificates Series
                                  2007-HY3 Class 1A1, 5.659%, 3/25/37 (d)                     5,018           3,837,191
                                  WaMu Mortgage Pass-Through Certificates Series
                                  2007-HY3 Class 4A1, 5.351%, 3/25/37 (d)                        23              19,420
                                  Wells Fargo Mortgage Backed Securities Trust
                                  Series 2005-AR15 Class 2A1, 5.11%, 9/25/35 (d)              2,724           2,347,343
                                  Wells Fargo Mortgage Backed Securities Trust
                                  Series 2006-AR2 Class 2A5, 5.105%, 3/25/36 (d)              2,344           2,082,342

BlackRock Series Fund, Inc. - BlackRock Balanced Capital Portfolio
Schedule of Investments                                   (Percentages shown are
September 30, 2008 (Unaudited)                              based on Net Assets)

-----------------------------------------------------------------------------------------------------------------------
                                  Non-U.S. Government Agency Mortgage-Backed                    Par
                                  Securities                                                  (000)               Value
-----------------------------------------------------------------------------------------------------------------------
                                  Wells Fargo Mortgage Backed Securities Trust
                                  Series 2006-AR12 Class 2A1, 6.10%, 9/25/36 (d)      USD       550        $    473,252
                                  Wells Fargo Mortgage Backed Securities Trust
                                  Series 2006-AR15 Class A1, 5.661%, 10/25/36 (d)             2,352           1,939,021
                                  Wells Fargo Mortgage Backed Securities Trust
                                  Series 2006-AR17 Class A1, 5.33%, 10/25/36 (d)                833             665,048
                                  Wells Fargo Mortgage Backed Securities Trust
                                  Series 2006-AR18 Class 2A1, 5.716%, 11/25/36 (d)            2,173           1,774,315
                                                                                                            -----------
                                                                                                             31,287,795
-----------------------------------------------------------------------------------------------------------------------
Commercial Mortgage-Backed        Bank of America Commercial Mortgage, Inc.
Securities - 6.1%                 Series 2003-2 Class A3, 4.873%, 3/11/41 (d)                 1,890           1,794,868
                                  CS First Boston Mortgage Securities Corp.
                                  Series 2002-CP5 Class A1, 4.106%, 12/15/35                    848             807,503
                                  Chase Commercial Mortgage Securities Corp.
                                  Series 1999-2 Class A2, 7.198%, 1/15/32                     1,538           1,550,623
                                  Citigroup Commercial Mortgage Trust Series
                                  2006-C5 Class A4, 5.431%, 10/15/49                            285             249,463
                                  Citigroup Commercial Mortgage Trust Series
                                  2007-C6 Class AM, 5.70%, 12/10/49 (d)                         675             523,470
                                  Citigroup Commercial Mortgage Trust Series
                                  2008-C7 Class A4, 6.096%, 12/10/49 (d)                        930             817,307
                                  Citigroup/Deutsche Bank Commercial Mortgage
                                  Trust Series 2007-CD5 Class A4, 5.886%,
                                  11/15/44 (d)                                                  675             578,584
                                  Commercial Mortgage Pass-Through Certificates
                                  Series 2004-LB3A Class A3, 5.09%, 7/10/37 (d)                 620             603,484
                                  First Union National Bank Commercial Mortgage
                                  Series 1999-C4 Class D, 7.936%, 12/15/31 (f)                1,866           1,898,655
                                  GMAC Commercial Mortgage Securities, Inc.
                                  Series 2004-C3 Class AAB, 4.702%, 12/10/41                  5,500           5,110,299
                                  GS Mortgage Securities Corp. II Series 2006-GG6
                                  Class A2, 5.506%, 4/10/38 (d)                               1,700           1,653,132
                                  Greenwich Capital Commercial Funding Corp.
                                  Series 2004-GG1 Class A4, 4.755%, 6/10/36                   1,350           1,327,715
                                  Greenwich Capital Commercial Funding Corp.
                                  Series 2004-GG1 Class A5, 4.883%, 6/10/36                   1,840           1,781,855
                                  Greenwich Capital Commercial Funding Corp.
                                  Series 2007-GG9 Class A4, 5.444%, 3/10/39                   1,450           1,225,411
                                  JPMorgan Chase Commercial Mortgage Securities
                                  Corp. Series 2001-CIB2 Class A3, 6.429%,
                                  4/15/35                                                     1,845           1,847,180
                                  JPMorgan Chase Commercial Mortgage Securities
                                  Corp. Series 2004-CB8 Class A1A, 4.158%,
                                  1/12/39                                                       708             645,901
                                  JPMorgan Chase Commercial Mortgage Securities
                                  Corp. Series 2006-CB17 Class A4, 5.429%,
                                  12/12/43                                                      250             217,146
                                  JPMorgan Chase Commercial Mortgage Securities
                                  Corp. Series 2006-LDP8 Class A4, 5.399%,
                                  5/15/45                                                       190             165,266

BlackRock Series Fund, Inc. - BlackRock Balanced Capital Portfolio
Schedule of Investments                                   (Percentages shown are
September 30, 2008 (Unaudited)                              based on Net Assets)

-----------------------------------------------------------------------------------------------------------------------
                                  Non-U.S. Government Agency Mortgage-Backed                    Par
                                  Securities                                                  (000)               Value
-----------------------------------------------------------------------------------------------------------------------
                                  JPMorgan Chase Commercial Mortgage Securities
                                  Corp. Series 2007-LD1 Class A2, 5.804%,
                                  6/15/49 (d)                                         USD       650        $    611,689
                                  JPMorgan Chase Commercial Mortgage Securities
                                  Corp. Series 2007-LD12 Class A2, 5.827%,
                                  2/15/51                                                       530             496,561
                                  LB-UBS Commercial Mortgage Trust Series 2000-C3
                                  Class A2, 7.95%, 5/15/25 (d)                                1,724           1,756,768
                                  LB-UBS Commercial Mortgage Trust Series 2003-C8
                                  Class A4, 5.124%, 11/15/32 (d)                              1,510           1,411,678
                                  LB-UBS Commercial Mortgage Trust Series 2004-C7
                                  Class A1A, 4.475%, 10/15/29                                 1,859           1,745,942
                                  LB-UBS Commercial Mortgage Trust Series 2005-C3
                                  Class A5, 4.739%, 7/15/30                                   1,400           1,246,200
                                  LB-UBS Commercial Mortgage Trust Series 2007-C1
                                  Class A4, 5.424%, 2/15/40                                     745             625,614
                                  LB-UBS Commercial Mortgage Trust Series 2007-C2
                                  Class A3, 5.43%, 2/15/40                                    1,225           1,027,504
                                  Morgan Stanley Capital I Series 2006-IQ12 Class
                                  A4, 5.332%, 12/15/43                                          740             641,844
                                  Morgan Stanley Capital I Series 2007-HQ12 Class
                                  A2, 5.812%, 4/12/49 (d)                                       235             219,754
                                  Morgan Stanley Capital I Series 2007-T27 Class
                                  A4, 5.804%, 6/13/42 (d)                                     1,775           1,538,918
                                  Wachovia Bank Commercial Mortgage Trust Series
                                  2005-C20 Class A6A, 5.11%, 7/15/42 (d)                      1,675           1,578,144
                                  Wachovia Bank Commercial Mortgage Trust Series
                                  2005-C21 Class A3, 5.274%, 10/15/44 (d)                       590             576,515
                                  Wachovia Bank Commercial Mortgage Trust Series
                                  2006-C28 Class A4, 5.572%, 10/15/48                           680             595,158
                                  Wachovia Bank Commercial Mortgage Trust Series
                                  2006-C28 Class AJ, 5.632%, 10/15/48 (d)                       150             109,142
                                  Wachovia Bank Commercial Mortgage Trust Series
                                  2006-C29 Class A4, 5.308%, 11/15/48                         2,025           1,734,797
                                  Wachovia Bank Commercial Mortgage Trust Series
                                  2006-C29 Class AJ, 5.368%, 11/15/48 (d)                       150             106,406
                                                                                                           ------------
                                                                                                             38,820,496
-----------------------------------------------------------------------------------------------------------------------
                                  Total Non-U.S. Government Agency
                                  Mortgage-Backed Securities - 11.0%                                         70,108,291
-----------------------------------------------------------------------------------------------------------------------
                                  U.S. Government Agency Mortgage-Backed
                                  Securities
-----------------------------------------------------------------------------------------------------------------------
                                  Fannie Mae Guaranteed Pass-Through
                                  Certificates:
                                         4.00%, 10/20/38 (i)                                  2,400           2,282,251
                                         4.862%, 8/01/38 (d)                                  1,397           1,381,244
                                         5.00%, 1/01/21 - 10/15/38 (i)                       18,123          17,752,659
                                         5.50%, 10/15/23 - 10/15/38 (i)                      38,696          38,612,319
                                         6.00%, 12/01/08 - 10/15/38 (i)                      30,312          30,731,932
                                         6.50%, 8/01/32 - 10/15/38 (i)                       11,036          11,321,828

BlackRock Series Fund, Inc. - BlackRock Balanced Capital Portfolio
Schedule of Investments                                   (Percentages shown are
September 30, 2008 (Unaudited)                              based on Net Assets)

-----------------------------------------------------------------------------------------------------------------------
                                                                                                Par
                                  U.S. Government Agency Mortgage-Backed Securities           (000)               Value
-----------------------------------------------------------------------------------------------------------------------
                                  Freddie Mac Mortgage Participation
                                  Certificates:
                                         5.00%, 10/15/23 - 10/15/38 (i)               USD     4,000           3,916,874
                                         5.202%, 12/01/35 (d)                                 1,163           1,178,412
                                         5.235%, 7/01/38 (d)                                  1,200           1,201,693
                                         5.306%, 8/01/38 (d)                                  1,096           1,109,784
                                         5.34%, 7/01/38 (d)                                     999             983,847
                                         5.50%, 12/01/13 - 10/15/38 (i)                      20,358          20,378,186
                                         6.00%, 1/01/34 - 10/15/38 (i)                        7,382           7,475,298
                                         7.00%, 7/01/31 - 6/01/32                               296             310,696
                                  Ginnie Mae MBS Certificates:
                                         5.00%, 3/15/17 (i)                                   1,000             979,688
                                         5.50%, 10/21/37 (i)                                  5,000           4,992,188
                                         6.00%, 12/20/37 - 10/21/38 (i)                       5,171           5,239,234
                                         6.50%, 1/15/35 - 10/15/38 (i)                        8,343           8,531,926
                                         7.00%, 4/15/29 - 6/15/35                             1,683           1,767,642
                                         7.50%, 3/15/32                                          15              16,222
-----------------------------------------------------------------------------------------------------------------------
                                  Total U.S. Government Agency
                                  Mortgage-Backed Securities  - 25.3%                                       160,163,923
-----------------------------------------------------------------------------------------------------------------------
                                  U.S. Government Agency Mortgage-Backed
                                  Securities - Collateralized Mortgage
                                  Obligations
-----------------------------------------------------------------------------------------------------------------------
                                  Fannie Mae Trust Series 378 Class 5, 5%,
                                  7/01/36 (j)                                                 3,026             594,132
                                  Fannie Mae Trust Series 2005-69 Class LE,
                                  5.50%, 11/25/33                                             2,673           2,712,565
                                  Fannie Mae Trust Series 2007-108 Class AN,
                                  8.912%, 11/25/37 (d)                                        1,000           1,099,053
                                  Freddie Mac Multiclass Certificates Series
                                  2684 Class SP, 4.986%, 1/15/33 (j)                            260              37,805
                                  Freddie Mac Multiclass Certificates Series
                                  3068 Class VA, 5.50%, 10/15/16                                810             823,030
                                  Freddie Mac Multiclass Certificates Series
                                  3087 Class VA, 5.50%, 3/15/15                               2,250           2,292,522
                                  Freddie Mac Multiclass Certificates Series
                                  3137 Class XP, 6%, 4/15/36                                  1,333           1,367,921
                                  Freddie Mac Multiclass Certificates Series
                                  3162 Class OA, 6%, 10/15/26                                   880             895,308
                                  Freddie Mac Multiclass Certificates Series
                                  3208 Class PS, 4.586%, 8/15/36 (j)                          1,242             128,834
                                  Freddie Mac Multiclass Certificates Series
                                  3316 Class SB, 4.729%, 8/15/35 (j)                            228              23,190
-----------------------------------------------------------------------------------------------------------------------
                                  Total U.S. Government Agency Mortgage -
                                  Backed Securities-Collateralized Mortgage
                                  Obligations - 1.6%                                                          9,974,360
-----------------------------------------------------------------------------------------------------------------------

BlackRock Series Fund, Inc. - BlackRock Balanced Capital Portfolio
Schedule of Investments                                   (Percentages shown are
September 30, 2008 (Unaudited)                              based on Net Assets)

-----------------------------------------------------------------------------------------------------------------------
                                                                                                Par
                                  U.S. Government Obligations                                 (000)               Value
-----------------------------------------------------------------------------------------------------------------------
                                  Fannie Mae, 5.25%, 8/01/12                          USD     1,050        $  1,062,138
                                  Federal Home Loan Bank of Chicago,
                                  5.625%, 6/13/16                                               450             412,654
                                  Federal Home Loan Banks, 5.125%, 8/15/19                    2,245           2,282,099
                                  Freddie Mac, 5.75%, 6/27/16                                 1,070           1,061,131
                                  U.S. Treasury Bonds, 8.125%, 8/15/19                          800           1,073,687
                                  U.S. Treasury Inflation Indexed Bonds,
                                  3.875%, 1/15/09                                             1,757           1,751,920
                                  U.S. Treasury Inflation Indexed Bonds,
                                  1.625%, 1/15/15                                             3,743           3,644,700
                                  U.S. Treasury Inflation Indexed Bonds,
                                  2.375%, 1/15/25                                               379             367,397
                                  U.S. Treasury Inflation Indexed Bonds,
                                  2%, 1/15/26                                                   526             480,562
                                  U.S. Treasury Inflation Indexed Bonds,
                                  1.75%, 1/15/28                                              1,207           1,053,229
                                  U.S. Treasury Notes, 4%, 8/15/18                            3,975           4,031,520
                                  U.S. Treasury Notes, 4.375%, 2/15/38                          170             172,165
-----------------------------------------------------------------------------------------------------------------------
                                  Total U.S. Government Obligations - 2.7%                                   17,393,202
-----------------------------------------------------------------------------------------------------------------------
                                  Total Fixed Income Securities - 51.1%                                     327,712,706
-----------------------------------------------------------------------------------------------------------------------
                                  Total Long-Term Investments
                                  (Cost - $754,271,864 ) - 115.0%                                           729,100,398
-----------------------------------------------------------------------------------------------------------------------
                                  Short-Term Securities
-----------------------------------------------------------------------------------------------------------------------
U.S. Government Agency            Federal Home Loan Banks, 0.75%, 10/09/08                      600             599,900
Obligations (k) - 0.1%            Federal Home Loan Banks, 2.40%, 10/28/08                      200             199,640
                                                                                                           ------------
                                                                                                                799,540
-----------------------------------------------------------------------------------------------------------------------
                                                                                         Beneficial
                                                                                           Interest
                                                                                              (000)
-----------------------------------------------------------------------------------------------------------------------
                                  BlackRock Liquidity Series, LLC Cash Sweep
                                  Series, 2.59% (l)(m)                                       29,790          29,790,143
-----------------------------------------------------------------------------------------------------------------------
                                  Total Short-Term Securities
                                  (Cost - $30,589,683) - 4.8%                                                30,589,683
-----------------------------------------------------------------------------------------------------------------------
                                  Options Purchased                                   Contracts (n)
-----------------------------------------------------------------------------------------------------------------------
Call Swaptions Purchased          Receive a fixed rate of 5.78% and pay a
                                  floating rate based on 3-month LIBOR, expiring
                                  August 2010                                                     8             794,350
                                  Pay a fixed rate of 6.50% and receive a
                                  floating rate based on 3-month LIBOR, expiring
                                  September 2009                                                  9              54,832
                                                                                                           ------------
                                                                                                                849,182
-----------------------------------------------------------------------------------------------------------------------
Put Swaptions Purchased           Pay a fixed rate of 5.78% and receive a
                                  floating rate based 3-month LIBOR, expiring
                                  August 2010                                                     8             189,772
-----------------------------------------------------------------------------------------------------------------------
                                  Total Options Purchased
                                  (Cost - $705,870) - 0.2%                                                    1,038,954
-----------------------------------------------------------------------------------------------------------------------
                                  Total Investments Before TBA Sale
                                  Commitments and Options Written
                                  (Cost - $785,567,417*) - 120.0%                                           760,729,035
-----------------------------------------------------------------------------------------------------------------------

BlackRock Series Fund, Inc. - BlackRock Balanced Capital Portfolio
Schedule of Investments                                   (Percentages shown are
September 30, 2008 (Unaudited)                              based on Net Assets)

-----------------------------------------------------------------------------------------------------------------------
                                                                                                Par
                                  TBA Sale Commitments                                        (000)               Value
-----------------------------------------------------------------------------------------------------------------------
                                  Fannie Mae Guaranteed Pass-Through
                                  Certificates:
                                          5.50%, 10/15/23 - 10/15/38                  USD   (16,600)       $(16,566,900)
                                          6%, 12/01/08 - 10/15/38                           (18,500)        (18,760,694)
                                          6.50%, 8/01/32 - 10/15/38                          (7,700)         (7,896,196)
                                  Freddie Mac Mortgage Participation
                                  Certificates:
                                          5.50%, 12/01/13 - 10/15/38                         (9,600)         (9,670,762)
                                          6%, 1/01/34 - 10/15/38                             (1,500)         (1,518,888)
-----------------------------------------------------------------------------------------------------------------------
                                  Total TBA Sale Commitments
                                  (Proceeds Received - $54,877,418) - (8.6)%                                (54,413,440)
-----------------------------------------------------------------------------------------------------------------------
                                  Options Written                                     Contracts (n)
-----------------------------------------------------------------------------------------------------------------------
Call Swaptions Written            Pay a fixed rate of 5.40% and receive a
                                  floating rate based on 3-month LIBOR,
                                  expiring December 2010                                          3            (257,245)
-----------------------------------------------------------------------------------------------------------------------
Put Swaptions Written             Receive a fixed rate of 5.40% and pay a
                                  floating rate based on 3-month LIBOR,
                                  expiring December 2010                                          3            (123,934)
-----------------------------------------------------------------------------------------------------------------------
                                  Total Options Written
                                  (Premiums Received - $315,360) - (0.1)%                                      (381,179)
-----------------------------------------------------------------------------------------------------------------------
                                  Total Investments, Net of TBA Sale Commitments
                                  and Options Written - 111.3%                                              705,934,416
                                  Liabilities in Excess of Other Assets - (11.3)%                           (71,915,574)
                                                                                                           ------------
                                  Net Assets - 100.0%                                                      $634,018,842
                                                                                                           ============

* The cost and unrealized appreciation (depreciation) of investments as of September 30, 2008, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                               $791,852,953
                                                                   ============
      Gross unrealized appreciation                                $ 57,858,635
      Gross unrealized depreciation                                 (88,982,553)
                                                                   ------------
      Net unrealized depreciation                                  $(31,123,918)
                                                                   ============

(a)   Non-income producing security.

(b)   Depositary receipts.

(c)   Security is perpetual in nature and has no stated maturity date.

(d)   Variable rate security. Rate shown is as of report date.

(e)   Issuer filed for bankruptcy or is in default of interest payments.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(g) All or a portion of security has been pledged as collateral in connection with open financial futures contracts.

(h) Represents a payment-in-kind security which may pay interest/dividends in additional par/shares.

(i) Represents or includes a "to-be-announced" transaction. The Portfolio has committed to purchasing securities for which all specific information is not available at this time.

(j) Represents the interest only portion of a mortgage-backed security and has either a nominal or a notional amount of principal.

BlackRock Series Fund, Inc. - BlackRock Balanced Capital Portfolio
Schedule of Investments September 30, 2008 (Unaudited)
--------------------------------------------------------------------------------

(k)   Rate shown is yield to maturity as of the date of purchase.

(l) Investments in companies considered to be an affiliate of the Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      --------------------------------------------------------------------------
                                                               Net
                                                            Activity
      Affiliate                                               (000)      Income
      --------------------------------------------------------------------------
      BlackRock Liquidity Series, LLC Cash Sweep Series      $6,960     $844,772
      --------------------------------------------------------------------------

(m)   Represents the current yield as of report date.

(n)   One contract represents a notional amount of $1,000,000.

  o For Portfolio compliance purposes, the Portfolio's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.


  o Financial futures contracts purchased as of September 30, 2008 were as follows:

      -------------------------------------------------------------------------------------
                                                                               Unrealized
                                                                              Appreciation
      Contracts            Issue            Expiration Date    Face Value    (Depreciation)
      -------------------------------------------------------------------------------------
      26         2-Year U.S. Treasury Bond   December 2008    $ 5,545,776      $   3,599
      151        5-Year U.S. Treasury Bond   December 2008    $17,209,041       (261,650)
      14             Euro Bond Futures       December 2008    $ 2,247,562         20,370
      19                 Long Gilt           December 2008    $ 3,784,751          3,561
      -------------------------------------------------------------------------------------
      Total                                                                    $(234,120)
                                                                               =========

  o   Financial futures contracts sold as of September 30, 2008 were as follows:

      -------------------------------------------------------------------------------------
                                                                                Unrealized
      Contracts            Issue            Expiration Date    Face Value      Appreciation
      -------------------------------------------------------------------------------------
      7         10-Year U.S. Treasury Bond   December 2008    $   806,950        $  4,575
      79        30-Year U.S. Treasury Bond   December 2008    $ 9,476,852         220,274
      70           Euro Dollar Futures         June 2009      $16,986,187          18,187
      -------------------------------------------------------------------------------------
      Total                                                                      $243,036
                                                                                 ========

  o Foreign currency exchange contracts as of September 30, 2008 were as follows:

      --------------------------------------------------------------------------
                                                                   Unrealized
          Currency              Currency        Settlement        Appreciation
          Purchased               Sold            Date           (Depreciation)
      --------------------------------------------------------------------------
      AUD    1,345,000      USD    1,122,941     10/03/08          $(60,128)
      USD      239,126      AUD      285,000     10/03/08            13,921
      USD      347,733      AUD      415,000     10/03/08            19,802
      USD       76,904      EUR       49,000     10/10/08             7,749
      USD    2,147,328      JPY  229,730,000     10/10/08           (15,808)
      USD    1,452,710      MXN   14,607,000     10/10/08           121,144
      USD    1,244,306      MXN   12,757,000     10/10/08            81,385
      USD    1,115,620      EUR      712,829     10/23/08           109,581
      --------------------------------------------------------------------------
      Total                                                        $277,646
                                                                   ========

BlackRock Series Fund, Inc. - BlackRock Balanced Capital Portfolio
Schedule of Investments September 30, 2008 (Unaudited)
--------------------------------------------------------------------------------

  o   Swaps outstanding as of September 30, 2008 were as follows:

      ------------------------------------------------------------------------------------------------------------------
                                                                                        Notional            Unrealized
                                                                                         Amount            Appreciation
                                                                                          (000)           (Depreciation)
      ------------------------------------------------------------------------------------------------------------------
      Receive a fixed rate of 3.401% and pay 3.875% on Treasury Inflation
      Protected Securities (TIPS) adjusted principal

      Broker, JPMorgan Chase
      Expires January 2009                                                            USD     1,694        $    (59,405)

      Bought credit default protection on RadioShack Corp. and pay 1.16%

      Broker, UBS Warburg
      Expires December 2010                                                           USD       665               2,711

      Bought credit default protection on Limited Brands, Inc. and pay 1.065%

      Broker, UBS Warburg
      Expires December 2010                                                           USD       665              21,014

      Bought credit default protection on Sara Lee Corp. and pay 0.604%

      Broker, JPMorgan Chase
      Expires March 2011                                                              USD       700              (3,067)

      Bought credit default protection on Computer Sciences Corp. and pay
      0.88%

      Broker, Morgan Stanley Capital Services Inc.
      Expires June 2011                                                               USD       695              (6,777)

      Receive a fixed rate of 4.867% and pay a floating rate based on 3-month LIBOR

      Broker, UBS Warburg
      Expires October 2012                                                            USD     6,800             225,346

      Receive a fixed rate of 5.14% and pay a floating rate based on 6-month
      British Pound Sterling LIBOR

      Broker, Deutsche Bank AG London
      Expires April 2013                                                              GBP     1,300             (58,643)

      Receive a fixed rate of 4.47% and pay a floating rate based on 3-month
      LIBOR

      Broker, Citibank NA
      Expires June 2013                                                               USD     7,900             148,434

BlackRock Series Fund, Inc. - BlackRock Balanced Capital Portfolio
Schedule of Investments September 30, 2008 (Unaudited)
--------------------------------------------------------------------------------

      ------------------------------------------------------------------------------------------------------------------
                                                                                        Notional            Unrealized
                                                                                         Amount            Appreciation
                                                                                          (000)           (Depreciation)
      ------------------------------------------------------------------------------------------------------------------
      Receive a fixed rate of 4.265% and pay a floating rate based on
      3-month LIBOR

      Broker, Deutsche Bank AG London
      Expires July 2013                                                               USD     4,900        $      4,883

      Bought credit default protection on Eastman Chemical Co. and pay 0.68%

      Broker, Morgan Stanley Capital Services Inc.
      Expires September 2013                                                          USD       690              (3,335)

      Receive a fixed rate of 5.085% and pay a floating rate based on 3-month LIBOR

      Broker, Deutsche Bank AG London
      Expires November 2016                                                           USD     1,605              44,279

      Pay a fixed rate of 5.225% and receive a floating rate based on 3-month LIBOR

      Broker, Deutsche Bank AG London
      Expires January 2017                                                            USD       700             (40,165)

      Receive a fixed rate of 5.526% and pay a floating rate based on 3-month LIBOR

      Broker, Citibank NA
      Expires June 2017                                                               USD     2,200             178,559

      Pay a fixed rate of 5.722% and receive a floating rate based on 3-month LIBOR

      Broker, Citibank NA
      Expires July 2017                                                               USD     4,400            (413,415)

      Pay a fixed rate of 5.6425% and receive a floating rate based on 3-month LIBOR

      Broker, Citibank NA
      Expires July 2017                                                               USD     2,100            (165,473)

      Pay a fixed rate of 5.775% and receive a floating rate based on 3-month LIBOR

      Broker, Deutsche Bank AG London
      Expires July 2017                                                               USD     9,300            (909,687)

BlackRock Series Fund, Inc. - BlackRock Balanced Capital Portfolio
Schedule of Investments September 30, 2008 (Unaudited)
--------------------------------------------------------------------------------

      ------------------------------------------------------------------------------------------------------------------
                                                                                        Notional            Unrealized
                                                                                         Amount            Appreciation
                                                                                          (000)           (Depreciation)
      ------------------------------------------------------------------------------------------------------------------
      Receive a fixed rate of 5.324% and pay a floating rate based on
      3-month LIBOR

      Broker, Citibank NA
      Expires August 2017                                                             USD     8,700        $    618,764

      Pay a fixed rate of 5.305% and receive a floating rate based on 3-month LIBOR

      Broker, Citibank NA
      Expires October 2017                                                            USD    13,600            (870,838)

      Pay a fixed rate of 4.205% and receive a floating rate based on 3-month LIBOR

      Broker, Deutsche Bank AG London
      Expires September 2018                                                          USD     2,500              52,827

      Receive a fixed rate of 4.46% and pay a floating rate based on 3-month
      LIBOR

      Broker, Citibank NA
      Expires October 2018                                                            USD     3,000              (7,462)

      Receive a fixed rate of 5.409% and pay a floating rate based on 3-month LIBOR

      Broker, Deutsche Bank AG London
      Expires April 2027                                                              USD     1,000              91,392
      ------------------------------------------------------------------------------------------------------------------
      Total                                                                                                $ (1,150,058)
                                                                                                           ============

  o   Currency Abbreviations:

      AUD       Australian Dollar         JPY       Japanese Yen
      EUR       Euro                      MXN       Mexican Peso
      GBP       British Pound             USD       U.S. Dollar

  o Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

      o Level 1 - price quotations in active markets/exchanges for identical securities

      o Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)

      o Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Portfolio's own assumption used in determining the fair value of investments)

BlackRock Series Fund, Inc. - BlackRock Balanced Capital Portfolio
Schedule of Investments September 30, 2008 (Unaudited)
--------------------------------------------------------------------------------

      The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Portfolio's policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent financial statements as contained in its semi-annual report.

      The following table summarizes the inputs used as of September 30, 2008 in determining the fair valuation of the Portfolio's investments:

      --------------------------------------------------
                                            Other
      Valuation           Investments       Financial
      Inputs              in Securities     Instruments*
      --------------------------------------------------
      Level 1             $451,512,206      $   8,916
      Level 2              253,764,435       (214,637)
      Level 3                       --             --
      --------------------------------------------------
      Total               $705,276,641      $(205,721)
                          ==============================

      * Other financial instruments are swaps, futures, options and foreign currency exchange contracts.

BlackRock Series Fund, Inc. - BlackRock Fundamental Growth Portfolio
Schedule of Investments                                   (Percentages shown are
September 30, 2008 (Unaudited)                              based on Net Assets)

------------------------------------------------------------------------------------------------------------------
Industry                            Common Stocks                                            Shares          Value
------------------------------------------------------------------------------------------------------------------
Aerospace & Defense - 2.3%          Lockheed Martin Corp.                                    22,000   $  2,412,740
                                    Spirit Aerosystems Holdings, Inc.
                                    Class A (a)                                              94,400      1,517,008
                                                                                                      ------------
                                                                                                         3,929,748
------------------------------------------------------------------------------------------------------------------
Beverages - 3.3%                    Diageo Plc                                              107,400      1,832,178
                                    PepsiCo, Inc.                                            53,100      3,784,437
                                                                                                      ------------
                                                                                                         5,616,615
------------------------------------------------------------------------------------------------------------------
Biotechnology - 6.3%                Amgen, Inc. (a)                                          38,400      2,275,968
                                    Celgene Corp. (a)                                        63,600      4,024,608
                                    Gilead Sciences, Inc. (a)                                97,600      4,448,608
                                                                                                      ------------
                                                                                                        10,749,184
------------------------------------------------------------------------------------------------------------------
Capital Markets - 6.5%              The Charles Schwab Corp.                                135,800      3,530,800
                                    Janus Capital Group, Inc.                               102,000      2,476,560
                                    Northern Trust Corp.                                     31,000      2,238,200
                                    State Street Corp.                                       49,300      2,804,184
                                                                                                      ------------
                                                                                                        11,049,744
------------------------------------------------------------------------------------------------------------------
Chemicals - 3.1%                    Air Products & Chemicals, Inc.                           13,900        952,011
                                    Monsanto Co.                                             27,500      2,721,950
                                    Praxair, Inc.                                            22,200      1,592,628
                                                                                                      ------------
                                                                                                         5,266,589
------------------------------------------------------------------------------------------------------------------
Communications Equipment - 6.4%     Cisco Systems, Inc. (a)                                 256,100      5,777,616
                                    QUALCOMM, Inc.                                          117,700      5,057,569
                                                                                                      ------------
                                                                                                        10,835,185
------------------------------------------------------------------------------------------------------------------
Computers & Peripherals - 3.6%      Apple, Inc. (a)                                          51,900      5,898,954
                                    EMC Corp. (a)                                            21,600        258,336
                                                                                                      ------------
                                                                                                         6,157,290
------------------------------------------------------------------------------------------------------------------
Construction & Engineering - 1.6%   Fluor Corp.                                              16,200        902,340
                                    Jacobs Engineering Group, Inc. (a)                       17,900        972,149
                                    Quanta Services, Inc. (a)                                32,200        869,722
                                                                                                      ------------
                                                                                                         2,744,211
------------------------------------------------------------------------------------------------------------------
Electrical Equipment - 1.1%         Emerson Electric Co.                                     34,100      1,390,939
                                    General Cable Corp. (a)                                  12,000        427,560
                                                                                                      ------------
                                                                                                         1,818,499
------------------------------------------------------------------------------------------------------------------
Energy Equipment & Services - 5.0%  National Oilwell Varco, Inc. (a)                         37,801      1,898,744
                                    Schlumberger Ltd.                                        40,600      3,170,454
                                    Transocean, Inc.                                         26,249      2,883,190
                                    Weatherford International Ltd. (a)                       24,700        620,958
                                                                                                      ------------
                                                                                                         8,573,346
------------------------------------------------------------------------------------------------------------------
Food & Staples Retailing - 9.5%     CVS Caremark Corp.                                       86,200      2,901,492
                                    Costco Wholesale Corp.                                   63,300      4,110,069
                                    The Kroger Co.                                          119,500      3,283,860
                                    Wal-Mart Stores, Inc.                                    99,300      5,947,077
                                                                                                      ------------
                                                                                                        16,242,498
------------------------------------------------------------------------------------------------------------------
Food Products - 0.6%                McCormick & Co., Inc.                                    28,200      1,084,290
------------------------------------------------------------------------------------------------------------------
Health Care Equipment & Supplies -  Alcon, Inc.                                              12,300      1,986,573
3.4%                                Hologic, Inc. (a)                                        86,964      1,681,014
                                    Intuitive Surgical, Inc. (a)                              8,600      2,072,428
                                                                                                      ------------
                                                                                                         5,740,015
------------------------------------------------------------------------------------------------------------------
Health Care Providers & Services -  Express Scripts, Inc. (a)                                28,100      2,074,342
1.2%
------------------------------------------------------------------------------------------------------------------
Hotels, Restaurants & Leisure -     McDonald's Corp.                                         57,700      3,560,090
2.1%
------------------------------------------------------------------------------------------------------------------
Household Products - 3.6%           The Procter & Gamble Co.                                 88,700      6,181,503
------------------------------------------------------------------------------------------------------------------
IT Services - 0.9%                  Infosys Technologies Ltd. (b)                            31,400      1,045,934
                                    MasterCard, Inc. Class A                                  2,800        496,524
                                                                                                      ------------
                                                                                                         1,542,458
------------------------------------------------------------------------------------------------------------------

BlackRock Series Fund, Inc. - BlackRock Fundamental Growth Portfolio
Schedule of Investments                                   (Percentages shown are
September 30, 2008 (Unaudited)                              based on Net Assets)

------------------------------------------------------------------------------------------------------------------
Industry                            Common Stocks                                            Shares          Value
------------------------------------------------------------------------------------------------------------------
Internet & Catalog Retail - 1.5%    Amazon.com, Inc. (a)                                     35,600   $  2,590,256
------------------------------------------------------------------------------------------------------------------
Internet Software & Services - 4.9% Akamai Technologies, Inc. (a)                            53,600        934,784
                                    Google, Inc. Class A (a)                                 18,400      7,369,568
                                                                                                      ------------
                                                                                                         8,304,352
------------------------------------------------------------------------------------------------------------------
Life Sciences Tools & Services -    Covance, Inc. (a)                                        23,900      2,112,999
3.1%                                Thermo Fisher Scientific, Inc. (a)                       57,300      3,151,500
                                                                                                      ------------
                                                                                                         5,264,499
------------------------------------------------------------------------------------------------------------------
Machinery - 0.8%                    Flowserve Corp.                                           7,700        683,529
                                    SPX Corp.                                                 8,500        654,500
                                                                                                      ------------
                                                                                                         1,338,029
------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels - 3.5%  Chesapeake Energy Corp.                                  41,800      1,498,948
                                    Exxon Mobil Corp.                                        34,700      2,694,802
                                    Petroleo Brasileiro SA (b)                               40,400      1,775,580
                                                                                                      ------------
                                                                                                         5,969,330
------------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 6.4%              Abbott Laboratories                                      70,100      4,036,358
                                    Johnson & Johnson                                        98,800      6,844,864
                                                                                                      ------------
                                                                                                        10,881,222
------------------------------------------------------------------------------------------------------------------
Semiconductors & Semiconductor      Intel Corp.                                             192,300      3,601,779
Equipment - 2.1%
------------------------------------------------------------------------------------------------------------------
Software - 7.4%                     Adobe Systems, Inc. (a)                                  96,600      3,812,802
                                    Microsoft Corp.                                         165,300      4,411,857
                                    Oracle Corp. (a)                                        129,400      2,628,114
                                    Salesforce.com, Inc. (a)                                 38,200      1,848,880
                                                                                                      ------------
                                                                                                        12,701,653
------------------------------------------------------------------------------------------------------------------
Specialty Retail - 3.2%             GameStop Corp. Class A (a)                               52,300      1,789,183
                                    Lowe's Cos., Inc.                                        98,000      2,321,620
                                    TJX Cos., Inc.                                           43,700      1,333,724
                                                                                                      ------------
                                                                                                         5,444,527
------------------------------------------------------------------------------------------------------------------
Textiles, Apparel & Luxury Goods -  Coach, Inc. (a)                                          80,600      2,018,224
1.2%
------------------------------------------------------------------------------------------------------------------
Tobacco - 1.8%                      Philip Morris International, Inc.                        64,700      3,112,070
------------------------------------------------------------------------------------------------------------------
Wireless Telecommunication          SBA Communications Corp. Class A (a)                     33,800        874,406
Services - 0.5%
------------------------------------------------------------------------------------------------------------------
                                    Total Common Stocks
                                    (Cost - $174,493,165) - 96.9%                                      165,265,954
------------------------------------------------------------------------------------------------------------------
                                                                                         Beneficial
                                                                                           Interest
                                    Short-Term Securities                                     (000)
------------------------------------------------------------------------------------------------------------------
                                    BlackRock Liquidity Series, LLC
                                    Cash Sweep Series, 2.59% (c)(d)                        $  3,372      3,372,272
------------------------------------------------------------------------------------------------------------------
                                    Total Short-Term Securities
                                    (Cost - $3,372,272) - 2.0%                                           3,372,272
------------------------------------------------------------------------------------------------------------------
                                    Total Investments Before
                                    Options Written
                                    (Cost - $177,865,437*) - 98.9%                                     168,638,226
------------------------------------------------------------------------------------------------------------------
                                    Options Written                                       Contracts
------------------------------------------------------------------------------------------------------------------
Call Options                        QUALCOMM, Inc., expiring October 2008
                                    at $47.5                                                    315        (13,860)
------------------------------------------------------------------------------------------------------------------
                                    Total Options Written
                                    (Premiums Received - $59,084) - (0.0)%                                 (13,860)
------------------------------------------------------------------------------------------------------------------
                                    Total Investments, Net of Options Written
                                    (Cost - $177,806,353) - 98.9%                                      168,624,366
                                    Other Assets Less Liabilities - 1.1%                                 1,902,094
                                                                                                      ------------
                                    Net Assets - 100.0%                                               $170,526,460
                                                                                                      ============

BlackRock Series Fund, Inc. - BlackRock Fundamental Growth Portfolio
Schedule of Investments September 30, 2008 (Unaudited)
--------------------------------------------------------------------------------
  * The cost and unrealized appreciation (depreciation) of investments as of September 30, 2008, as computed for federal income tax purposes, were as follows:

      Aggregate cost                     $178,269,293
                                         ============
      Gross unrealized appreciation      $  7,648,803
      Gross unrealized depreciation       (17,279,870)
                                         ------------
      Net unrealized depreciation        $ (9,631,067)
                                         ============

(a)   Non-income producing security.

(b)   Depositary receipts.

(c) Investments in companies considered to be an affiliate of the Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      --------------------------------------------------------------------------
                                                               Net
                                                            Activity
      Affiliate                                              (000)       Income
      --------------------------------------------------------------------------
      BlackRock Liquidity Series, LLC
        Cash Sweep Series                                    $3,372     $105,944
      BlackRock Liquidity Series, LLC
        Money Market Series                                      --     $ 20,044
      --------------------------------------------------------------------------

(d)   Represents the current yield as of report date.

  o For Portfolio compliance purposes, the Portfolio's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

BlackRock Series Fund, Inc. - BlackRock Fundamental Growth Portfolio
Schedule of Investments September 30, 2008 (Unaudited)
--------------------------------------------------------------------------------


  o Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

      o Level 1 - price quotations in active markets/exchanges for identical securities

      o Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)

      o Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Portfolio's own assumption used in determining the fair value of investments)

      The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Portfolio's policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent financial statements as contained in its semi-annual report.

      The following table summarizes the inputs used as of September 30, 2008 in determining the fair valuation of the Portfolio's investments:

      --------------------------------------------------------------------------
      Valuation                            Investments in        Other Financial
       Inputs                                Securities            Instruments*
      --------------------------------------------------------------------------
      Level 1                               $163,433,776            $(13,860)
      Level 2                                  5,204,450                  --
      Level 3                                         --                  --
      --------------------------------------------------------------------------
      Total                                 $168,638,226            $(13,860)
                                            ====================================

      * Other financial instruments are options.

BlackRock Series Fund, Inc. - BlackRock Global Allocation Portfolio
Schedule of Investments                                   (Percentages shown are
September 30, 2008 (Unaudited)                              based on Net Assets)

---------------------------------------------------------------------------------------------------------------------
Industry                               Common Stocks                                           Shares        Value
---------------------------------------------------------------------------------------------------------------------
Australia - 0.5%
Beverages - 0.0%                       Coca-Cola Amatil Ltd.                                    4,500    $     30,046
---------------------------------------------------------------------------------------------------------------------
Metals & Mining - 0.3%                 BHP Billiton Ltd.                                       15,900         411,344
                                       Newcrest Mining Ltd.                                     7,340         152,510
                                       Rio Tinto Ltd.                                           4,600         309,958
                                                                                                         ------------
                                                                                                              873,812
---------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels - 0.1%     Woodside Petroleum Ltd.                                  6,800         274,387
---------------------------------------------------------------------------------------------------------------------
Transportation Infrastructure - 0.1%   Macquarie Airports Group                                40,200          88,380
                                       Transurban Group                                        38,216         175,142
                                                                                                         ------------
                                                                                                              263,522
---------------------------------------------------------------------------------------------------------------------
                                       Total Common Stocks in Australia                                     1,441,767
---------------------------------------------------------------------------------------------------------------------
Austria - 0.0%
Diversified Telecommunication          Telekom Austria AG                                       1,600          28,152
Services - 0.0%
---------------------------------------------------------------------------------------------------------------------
                                       Total Common Stocks in Austria                                          28,152
---------------------------------------------------------------------------------------------------------------------
Brazil - 1.8%
Commercial Banks - 0.1%                Banco Bradesco SA                                       13,994         223,195
---------------------------------------------------------------------------------------------------------------------
Electric Utilities - 0.0%              Cia Energetica de Minas Gerais (a)                       5,069         100,062
---------------------------------------------------------------------------------------------------------------------
Food & Staples Retailing - 0.1%        Cia Brasileira de Distribuicao
                                       Grupo Pao de Acucar (Preference
                                       Shares)                                                 14,340         247,176
---------------------------------------------------------------------------------------------------------------------
Food Products - 0.1%                   Cosan SA Industria e Comercio (b)                        3,600          24,594
                                       SLC Agricola SA                                         32,200         270,745
                                                                                                         ------------
                                                                                                              295,339
---------------------------------------------------------------------------------------------------------------------
Household Durables - 0.0%              Cyrela Brazil Realty SA                                  4,900          49,440
                                       Gafisa SA                                               11,800         150,066
                                                                                                         ------------
                                                                                                              199,506
---------------------------------------------------------------------------------------------------------------------
Metals & Mining - 0.1%                 Companhia Vale do Rio Doce
                                       (Preference 'A' Shares) (a)                             16,700         295,590
---------------------------------------------------------------------------------------------------------------------
Multiline Retail - 0.0%                Lojas Renner SA                                          1,900          22,156
---------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels - 1.2%     Petroleo Brasileiro SA (a)                              89,300       3,425,190
---------------------------------------------------------------------------------------------------------------------
Road & Rail - 0.1%                     All America Latina Logistica SA                         24,100         165,530
---------------------------------------------------------------------------------------------------------------------
Transportation Infrastructure - 0.0%   Obrascon Huarte Lain Brasil SA                           9,800          92,031
---------------------------------------------------------------------------------------------------------------------
Wireless Telecommunication Services -  Vivo Participacoes SA (a)                               58,400         241,776
0.1%
---------------------------------------------------------------------------------------------------------------------
                                       Total Common Stocks in Brazil                                        5,307,551
---------------------------------------------------------------------------------------------------------------------
Canada - 1.8%
Communications Equipment - 0.0%        Nortel Networks Corp. (b)                                9,179          20,561
---------------------------------------------------------------------------------------------------------------------
Diversified Telecommunication          BCE, Inc.                                                  300          10,413
Services - 0.0%                        TELUS Corp.                                              3,600         131,484
                                                                                                         ------------
                                                                                                              141,897
---------------------------------------------------------------------------------------------------------------------
Food Products - 0.0%                   Vittera, Inc. (b)                                       10,800         103,205
---------------------------------------------------------------------------------------------------------------------
Insurance - 0.0%                       Sun Life Financial, Inc.                                   200           7,074
---------------------------------------------------------------------------------------------------------------------
Metals & Mining - 1.1%                 Alamos Gold, Inc. (b)                                   28,000         171,012
                                       Barrick Gold Corp.                                       8,094         297,374
                                       Eldorado Gold Corp. (b)                                 45,000         280,761
                                       Goldcorp, Inc.                                          18,000         569,340
                                       Golden Star Resources Ltd. (b)                          16,600          24,957
                                       IAMGOLD Corp.                                           25,900         145,558

BlackRock Series Fund, Inc. - BlackRock Global Allocation Portfolio
Schedule of Investments                                   (Percentages shown are
September 30, 2008 (Unaudited)                              based on Net Assets)

---------------------------------------------------------------------------------------------------------------------
Industry                               Common Stocks                                           Shares        Value
---------------------------------------------------------------------------------------------------------------------
                                       Kinross Gold Corp.                                      79,393    $  1,276,106
                                       New Gold, Inc. (b)                                       6,000          27,851
                                       Yamaha Gold, Inc.                                       33,600         276,251
                                                                                                         ------------
                                                                                                            3,069,210
---------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels -          Canadian Natural Resources Ltd.                          4,300         294,378
0.2%                                   EnCana Corp.                                               200          13,146
                                       Imperial Oil Ltd.                                          300          12,780
                                       Nexen, Inc.                                                500          11,615
                                       Petro-Canada                                             4,200         139,730
                                       Talisman Energy, Inc.                                    3,400          48,070
                                                                                                         ------------
                                                                                                              519,719
---------------------------------------------------------------------------------------------------------------------
Paper & Forest Products -              Sino-Forest Corp. (b)                                   11,200         141,125
0.0%
---------------------------------------------------------------------------------------------------------------------
Road & Rail - 0.3%                     Canadian Pacific Railway Ltd.                           13,400         720,100
---------------------------------------------------------------------------------------------------------------------
Wireless Telecommunication             Rogers Communications, Inc.                             14,700         484,367
Services - 0.2%                        Class B
---------------------------------------------------------------------------------------------------------------------
                                       Total Common Stocks in Canada                                        5,207,258
---------------------------------------------------------------------------------------------------------------------
Chile - 0.1%
Commercial Banks - 0.0%                Banco Santander Chile SA (a)                             1,500          64,185
---------------------------------------------------------------------------------------------------------------------
Multiline Retail - 0.1%                SACI Falabella                                          40,200         140,458
---------------------------------------------------------------------------------------------------------------------
                                       Total Common Stocks in Chile                                           204,643
---------------------------------------------------------------------------------------------------------------------
China - 1.1%
Automobiles - 0.0%                     Denway Motors Ltd.                                     200,000          63,349
---------------------------------------------------------------------------------------------------------------------
Diversified Telecommunication          China Communications Services                            6,700           4,666
Services - 0.0%                        Corp. Ltd.
---------------------------------------------------------------------------------------------------------------------
Electrical Equipment - 0.1%            Shanghai Electric Group Corp.                          289,000          88,105
---------------------------------------------------------------------------------------------------------------------
Food Products - 0.1%                   Chaoda Modern Agriculture                              456,447         385,508
                                       Holdings Ltd.
---------------------------------------------------------------------------------------------------------------------
Independent Power Producers & Energy   Huaneng Power International, Inc.                       39,000          25,929
Traders - 0.0%
---------------------------------------------------------------------------------------------------------------------
Industrial Conglomerates - 0.4%        Beijing Enterprises Holdings Ltd.                      225,767         859,886
                                       Shanghai Industrial Holdings Ltd.                       11,900          27,202
                                       Tianjin Development Holdings Ltd.                      530,500         214,983
                                                                                                         ------------
                                                                                                            1,102,071
---------------------------------------------------------------------------------------------------------------------
Insurance - 0.1%                       China Life Insurance Co. Ltd. (a)                        2,833         157,571
                                       Ping An Insurance Group Co. of China Ltd.               18,000         105,407
                                                                                                         ------------
                                                                                                              262,978
---------------------------------------------------------------------------------------------------------------------
Machinery - 0.0%                       China South Locomotive and Rolling Corp. (b)            87,700          33,319
---------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels - 0.1%     China Shenhua Energy Co. Ltd. Class H                  144,500         354,447
---------------------------------------------------------------------------------------------------------------------
Road & Rail - 0.1%                     Guangshen Railway Co. Ltd.                             389,100         192,884
---------------------------------------------------------------------------------------------------------------------
Transportation Infrastructure - 0.1%   Hainan Meilan International Airport Co., Ltd.           46,000          24,476
                                       Jiangsu Express                                         46,000          34,527
                                       Tianjin Port Development Holdings Ltd.                 403,700          94,778
                                       Xiamen International Port Co. Ltd.                     388,900          52,960
                                                                                                         ------------
                                                                                                              206,741
---------------------------------------------------------------------------------------------------------------------
Wireless Telecommunication             China Mobile Ltd.                                       36,600         366,647
Services - 0.1%
---------------------------------------------------------------------------------------------------------------------
                                       Total Common Stocks in China                                         3,086,644
---------------------------------------------------------------------------------------------------------------------

BlackRock Series Fund, Inc. - BlackRock Global Allocation Portfolio
Schedule of Investments                                   (Percentages shown are
September 30, 2008 (Unaudited)                              based on Net Assets)

---------------------------------------------------------------------------------------------------------------------
Industry                               Common Stocks                                           Shares        Value
---------------------------------------------------------------------------------------------------------------------
Denmark - 0.1%
Commercial Banks - 0.1%                Danske Bank A/S                                          7,963    $    191,729
---------------------------------------------------------------------------------------------------------------------
                                       Total Common Stocks in Denmark                                         191,729
---------------------------------------------------------------------------------------------------------------------
Egypt - 0.1%
Diversified Telecommunication          Telecom Egypt                                          116,647         315,390
Services - 0.1%
---------------------------------------------------------------------------------------------------------------------
                                       Total Common Stocks in Egypt                                           315,390
---------------------------------------------------------------------------------------------------------------------
Finland - 0.2%
Communications Equipment - 0.1%        Nokia Oyj (a)                                           15,300         285,345
---------------------------------------------------------------------------------------------------------------------
Electric Utilities - 0.1%              Fortum Oyj                                               4,300         144,305
---------------------------------------------------------------------------------------------------------------------
                                       Total Common Stocks in Finland                                         429,650
---------------------------------------------------------------------------------------------------------------------
France - 0.9%
Automobiles - 0.0%                     Peugeot SA                                               3,585         134,925
---------------------------------------------------------------------------------------------------------------------
Commercial Banks - 0.1%                Societe Generale SA                                      2,164         194,391
---------------------------------------------------------------------------------------------------------------------
Diversified Telecommunication          France Telecom SA                                       18,500         518,916
Services - 0.2%
---------------------------------------------------------------------------------------------------------------------
Health Care Equipment & Supplies -     Cie Generale d'Optique Essilor                           8,500         424,534
0.1%                                   International SA
---------------------------------------------------------------------------------------------------------------------
Insurance - 0.1%                       AXA SA                                                   7,019         229,762
---------------------------------------------------------------------------------------------------------------------
Machinery - 0.0%                       Vallourec SA                                               353          76,169
---------------------------------------------------------------------------------------------------------------------
Media - 0.1%                           Vivendi SA                                               5,100         159,888
---------------------------------------------------------------------------------------------------------------------
Multi-Utilities - 0.1%                 GDF Suez                                                 5,169         268,923
---------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels - 0.2%     Total SA                                                 7,633         463,703
---------------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 0.0%                 Sanofi-Aventis (a)                                         400          13,148
---------------------------------------------------------------------------------------------------------------------
Software - 0.0%                        Inforgrames Entertainment SA (b)                         1,824          24,985
---------------------------------------------------------------------------------------------------------------------
                                       Total Common Stocks in France                                        2,509,344
---------------------------------------------------------------------------------------------------------------------
Germany - 0.6%
Air Freight & Logistics - 0.1%         Deutsche Post AG                                        11,108         231,763
---------------------------------------------------------------------------------------------------------------------
Automobiles - 0.0%                     Bayerische Motoren Werke AG                              1,800          69,769
---------------------------------------------------------------------------------------------------------------------
Diversified Telecommunication          Deutsche Telekom AG                                     20,577         312,507
Services - 0.1%
---------------------------------------------------------------------------------------------------------------------
Electric Utilities - 0.1%              E.ON AG                                                  4,920         247,657
---------------------------------------------------------------------------------------------------------------------
Industrial Conglomerates - 0.1%        Siemens AG                                               2,625         244,852
---------------------------------------------------------------------------------------------------------------------
Insurance - 0.1%                       Allianz AG Registered Shares                             2,277         312,172
---------------------------------------------------------------------------------------------------------------------
Machinery - 0.0%                       GEA Group AG                                             3,739          72,371
---------------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 0.1%                 Bayer AG                                                 4,623         338,575
                                       Bayer AG (a)                                               200          14,586
                                                                                                         ------------
                                                                                                              353,161
---------------------------------------------------------------------------------------------------------------------
                                       Total Common Stocks in Germany                                       1,844,252
---------------------------------------------------------------------------------------------------------------------
Hong Kong - 0.5%
Electric Utilities - 0.1%              Cheung Kong Infrastructure Holdings Ltd.                51,100         237,801
---------------------------------------------------------------------------------------------------------------------
Industrial Conglomerates - 0.1%        Hutchison Whampoa Ltd.                                  43,200         331,799
---------------------------------------------------------------------------------------------------------------------
Real Estate Investment                 The Link REIT                                          160,300         333,227
Trusts (REITs) - 0.1%
---------------------------------------------------------------------------------------------------------------------
Real Estate Management &               Cheung Kong Holdings Ltd.                               18,000         203,914
Development - 0.2%                     Sun Hung Kai Properties Ltd.                            11,100         114,383
                                       Wharf Holdings Ltd.                                     57,450         164,131
                                                                                                         ------------
                                                                                                              482,428
---------------------------------------------------------------------------------------------------------------------
                                       Total Common Stocks in Hong Kong                                     1,385,255
---------------------------------------------------------------------------------------------------------------------
India - 0.6%
Commercial Banks - 0.1%                State Bank of India Ltd.                                 6,500         205,689
---------------------------------------------------------------------------------------------------------------------
Construction & Engineering - 0.0%      Larsen & Toubro Ltd.                                     2,200         116,396
---------------------------------------------------------------------------------------------------------------------
Electrical Equipment - 0.1%            Bharat Heavy Electricals Ltd.                            7,600         262,330
---------------------------------------------------------------------------------------------------------------------

BlackRock Series Fund, Inc. - BlackRock Global Allocation Portfolio
Schedule of Investments                                   (Percentages shown are
September 30, 2008 (Unaudited)                              based on Net Assets)

---------------------------------------------------------------------------------------------------------------------
Industry                               Common Stocks                                           Shares        Value
---------------------------------------------------------------------------------------------------------------------
Media - 0.0%                           Zee News Ltd.                                           22,331    $     19,727
                                       Zee Telefilms Ltd.                                      28,711         122,062
                                                                                                         ------------
                                                                                                              141,789
---------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels - 0.2%     Hindustan Petroleum Corp.                                4,000          21,002
                                       Reliance Industries Ltd.                                14,300         600,950
                                                                                                         ------------
                                                                                                              621,952
---------------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 0.0%                 Wockhardt Ltd.                                           2,000           6,694
---------------------------------------------------------------------------------------------------------------------
Road & Rail - 0.1%                     Container Corp. of India                                10,000         177,849
---------------------------------------------------------------------------------------------------------------------
Thrifts & Mortgage Finance - 0.1%      Housing Development Finance Corp.                        5,400         251,134
---------------------------------------------------------------------------------------------------------------------
Wireless Telecommunication             Reliance Communication Ventures Ltd.                    12,000          86,695
Services - 0.0%
---------------------------------------------------------------------------------------------------------------------
                                       Total Common Stocks in India                                         1,870,528
---------------------------------------------------------------------------------------------------------------------
Indonesia - 0.1%
Oil, Gas & Consumable Fuels - 0.1%     Bumi Resources Tbk PT                                  509,834         169,555
---------------------------------------------------------------------------------------------------------------------
                                       Total Common Stocks in Indonesia                                       169,555
---------------------------------------------------------------------------------------------------------------------
Israel - 0.1%
Pharmaceuticals - 0.1%                 Teva Pharmaceutical Industries Ltd. (a)                  3,634         166,401
---------------------------------------------------------------------------------------------------------------------
Real Estate Management &               AFI Development Plc (a)(b)                              30,700          52,190
Development - 0.0%
---------------------------------------------------------------------------------------------------------------------
Software - 0.0%                        Check Point Software                                       800          18,192
                                       Technologies Ltd. (b) Ectel Ltd. (a)(b)                  4,906           6,574
                                                                                                         ------------
                                                                                                               24,766
---------------------------------------------------------------------------------------------------------------------
                                       Total Common Stocks in Israel                                          243,357
---------------------------------------------------------------------------------------------------------------------
Italy - 0.2%
Commercial Banks - 0.1%                Intesa Sanpaolo SpA                                     23,716         130,428
                                       Unicredit SpA                                           26,553          99,310
                                                                                                         ------------
                                                                                                              229,738
---------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels - 0.1%     Eni SpA                                                  9,732         257,956
---------------------------------------------------------------------------------------------------------------------
                                       Total Common Stocks in Italy                                           487,694
---------------------------------------------------------------------------------------------------------------------
Japan - 7.1%
Auto Components - 0.1%                 Toyota Industries Corp.                                 10,300         259,937
---------------------------------------------------------------------------------------------------------------------
Automobiles - 0.2%                     Honda Motor Co., Ltd.                                    5,000         151,664
                                       Suzuki Motor Corp.                                      26,000         481,758
                                                                                                         ------------
                                                                                                              633,422
---------------------------------------------------------------------------------------------------------------------
Beverages - 0.4%                       Coca-Cola Central Japan Co., Ltd.                           13          77,125
                                       Coca-Cola West Holdings Co., Ltd.                       17,818         402,633
                                       Hokkaido Coca-Cola Bottling Co., Ltd.                    7,000          37,457
                                       Kirin Holdings Co., Ltd.                                29,900         392,857
                                       Mikuni Coca-Cola Bottling Co., Ltd.                     23,000         201,176
                                                                                                         ------------
                                                                                                            1,111,248
---------------------------------------------------------------------------------------------------------------------
Building Products - 0.1%               Asahi Glass Co., Ltd.                                   22,600         198,668
                                       Daikin Industries Ltd.                                   4,900         165,267
                                                                                                         ------------
                                                                                                              363,935
---------------------------------------------------------------------------------------------------------------------
Chemicals - 0.6%                       Hitachi Chemical Co., Ltd.                               7,200          96,619
                                       Mitsubishi Rayon Co., Ltd.                             130,000         321,951
                                       Shin-Etsu Chemical Co., Ltd.                            10,600         504,038
                                       Sumitomo Chemical Co., Ltd.                            189,000         834,925
                                       Ube Industries Ltd.                                     32,100          86,552
                                                                                                         ------------
                                                                                                            1,844,085
---------------------------------------------------------------------------------------------------------------------
Commercial Banks - 0.2%                Mizuho Financial Group, Inc.                                30         131,194
                                       Sumitomo Mitsui Financial Group, Inc.                       83         520,382
                                                                                                         ------------
                                                                                                              651,576
---------------------------------------------------------------------------------------------------------------------

BlackRock Series Fund, Inc. - BlackRock Global Allocation Portfolio
Schedule of Investments                                   (Percentages shown are
September 30, 2008 (Unaudited)                              based on Net Assets)

---------------------------------------------------------------------------------------------------------------------
Industry                               Common Stocks                                           Shares        Value
---------------------------------------------------------------------------------------------------------------------
Construction & Engineering - 0.3%      JGC Corp.                                               24,000    $    385,041
                                       Kinden Corp.                                            17,000         161,950
                                       Okumura Corp.                                           51,200         195,681
                                       Toda Corp.                                              29,400         117,013
                                                                                                         ------------
                                                                                                              859,685
---------------------------------------------------------------------------------------------------------------------
Diversified Financial Services - 0.2%  NCB Holdings Ltd. (b)                                      860              86
                                       RHJ International (b)                                   41,300         374,591
                                       RHJ International (a)(b)(c)                             11,100         100,322
                                                                                                         ------------
                                                                                                              474,999
---------------------------------------------------------------------------------------------------------------------
Diversified Telecommunication          Nippon Telegraph & Telephone Corp.                          27         120,513
Services - 0.0%
---------------------------------------------------------------------------------------------------------------------
Electronic Equipment &                 Hoya Corp.                                              18,700         370,967
Instruments - 0.2%                     Murata Manufacturing Co., Ltd.                           6,500         262,409
                                                                                                         ------------
                                                                                                              633,376
---------------------------------------------------------------------------------------------------------------------
Food & Staples Retailing - 0.2%        Ministop Co., Ltd.                                       4,500          81,645
                                       Seven & I Holdings Co. Ltd.                             18,600         534,376
                                                                                                         ------------
                                                                                                              616,021
---------------------------------------------------------------------------------------------------------------------
Gas Utilities - 0.1%                   Tokyo Gas Co., Ltd.                                     95,000         396,384
---------------------------------------------------------------------------------------------------------------------
Household Durables - 0.4%              Panasonic Corp.                                         26,000         448,227
                                       Rinnai Corp.                                             3,800         155,088
                                       Sekisui House Ltd.                                      46,500         426,918
                                       Sony Corp. (a)                                             400          12,348
                                                                                                         ------------
                                                                                                            1,042,581
---------------------------------------------------------------------------------------------------------------------
Insurance - 1.3%                       Aioi Insurance Co., Ltd.                               123,000         613,515
                                       Mitsui Sumitomo Insurance Group
                                       Holdings, Inc.                                          31,300       1,065,996
                                       Nipponkoa Insurance Co., Ltd.                           75,200         422,685
                                       Tokio Marine Holdings, Inc.                             40,700       1,494,252
                                                                                                         ------------
                                                                                                            3,596,448
---------------------------------------------------------------------------------------------------------------------
Machinery - 0.1%                       Kubota Corp.                                            58,900         371,509
                                       Tadano Ltd.                                              4,000          25,049
                                                                                                         ------------
                                                                                                              396,558
---------------------------------------------------------------------------------------------------------------------
Media - 0.1%                           Toho Co., Ltd.                                          13,000         272,055
---------------------------------------------------------------------------------------------------------------------
Office Electronics - 0.3%              Canon, Inc.                                             23,550         892,801
---------------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 0.8%                 Astellas Pharma, Inc.                                   21,000         882,404
                                       Mitsubishi Tanabe Pharma Corp.                          21,000         291,860
                                       Takeda Pharmaceutical Co., Ltd.                         24,800       1,248,695
                                                                                                         ------------
                                                                                                            2,422,959
---------------------------------------------------------------------------------------------------------------------
Real Estate Management &               Daiwa House Industry Co., Ltd.                          17,500         167,310
Development - 0.1%                     Marco Polo Investment Holdings Ltd. (b)                    105              11
                                       NTT Urban Development Co.                                   90         109,440
                                                                                                         ------------
                                                                                                              276,761
---------------------------------------------------------------------------------------------------------------------
Road & Rail - 0.2%                     East Japan Railway Co.                                      75         559,323
---------------------------------------------------------------------------------------------------------------------
Specialty Retail - 0.0%                Shimachu Co., Ltd.                                       2,500          56,339
---------------------------------------------------------------------------------------------------------------------
Tobacco - 0.0%                         Japan Tobacco, Inc.                                         25          94,227
---------------------------------------------------------------------------------------------------------------------
Trading Companies & Distributors -     Mitsubishi Corp.                                        47,200         984,599
0.6%                                   Mitsui & Co., Ltd.                                      37,300         463,054
                                                                                                         ------------
                                                                                                            1,447,653
---------------------------------------------------------------------------------------------------------------------
Wireless Telecommunication             KDDI Corp.                                                  70         396,527
Services - 0.6%                        NTT DoCoMo, Inc.                                           653       1,045,255
                                                                                                         ------------
                                                                                                            1,441,782
---------------------------------------------------------------------------------------------------------------------
                                       Total Common Stocks in Japan                                        20,464,668
---------------------------------------------------------------------------------------------------------------------
Kazakhstan - 0.1%
Oil, Gas & Consumable Fuels - 0.1%     KazMunaiGas Exploration
                                       Production (a)                                          25,000         387,500
---------------------------------------------------------------------------------------------------------------------
                                       Total Common Stocks in Kazakhstan                                      387,500
---------------------------------------------------------------------------------------------------------------------

BlackRock Series Fund, Inc. - BlackRock Global Allocation Portfolio
Schedule of Investments                                   (Percentages shown are
September 30, 2008 (Unaudited)                              based on Net Assets)

---------------------------------------------------------------------------------------------------------------------
Industry                               Common Stocks                                           Shares        Value
---------------------------------------------------------------------------------------------------------------------
Luxembourg - 0.1%
Metals & Mining - 0.1%                 ArcelorMittal                                            3,215    $    162,729
---------------------------------------------------------------------------------------------------------------------
                                       Total Common Stocks in Luxembourg                                      162,729
---------------------------------------------------------------------------------------------------------------------
Malaysia - 0.3%
Diversified Telecommunication          Telekom Malaysia Bhd                                    55,000          52,807
Services - 0.0%
---------------------------------------------------------------------------------------------------------------------
Electric Utilities - 0.1%              Tenaga Nasional Bhd                                    112,487         224,380
---------------------------------------------------------------------------------------------------------------------
Food Products - 0.1%                   IOI Corp. Bhd                                          214,495         264,357
---------------------------------------------------------------------------------------------------------------------
Hotels, Restaurants & Leisure - 0.0%   Resorts World Bhd                                       91,633          68,262
---------------------------------------------------------------------------------------------------------------------
Tobacco - 0.1%                         British American Tobacco Malaysia Bhd                   13,200         159,500
---------------------------------------------------------------------------------------------------------------------
Transportation Infrastructure - 0.0%   PLUS Expressways Bhd                                    44,600          35,074
---------------------------------------------------------------------------------------------------------------------
Wireless Telecommunication             TM International Bhd (b)                                55,000          90,072
Services - 0.0%
---------------------------------------------------------------------------------------------------------------------
                                       Total Common Stocks in Malaysia                                        894,452
---------------------------------------------------------------------------------------------------------------------
Mexico - 0.1%
Beverages - 0.0%                       Fomento Economico Mexicano, SA de CV (a)                 3,700         141,118
---------------------------------------------------------------------------------------------------------------------
Household Durables - 0.0%              Urbi Desarollos Urbanos SAB (b)                          8,800          20,543
---------------------------------------------------------------------------------------------------------------------
Wireless Telecommunication             America Movil, SA de CV (a)                              4,600         213,256
Services - 0.1%
---------------------------------------------------------------------------------------------------------------------
                                       Total Common Stocks in Mexico                                          374,917
---------------------------------------------------------------------------------------------------------------------
Netherlands - 0.1%
Diversified Financial Services - 0.1%  ING Groep NV CVA                                         8,972         192,339
---------------------------------------------------------------------------------------------------------------------
Diversified Telecommunication          Koninklijke KPN NV                                       6,700          96,761
Services - 0.0%
---------------------------------------------------------------------------------------------------------------------
Food Products - 0.0%                   Unilever NV (a)                                          3,800         107,008
---------------------------------------------------------------------------------------------------------------------
                                       Total Common Stocks in the Netherlands                                 396,108
---------------------------------------------------------------------------------------------------------------------
New Zealand - 0.0%
---------------------------------------------------------------------------------------------------------------------
Electric Utilities - 0.0%              Contact Energy Ltd.                                      9,300          49,235
---------------------------------------------------------------------------------------------------------------------
                                       Total Common Stocks in New Zealand                                      49,235
---------------------------------------------------------------------------------------------------------------------
Norway - 0.2%
Commercial Banks - 0.1%                DnB NOR ASA                                             19,672         152,611
---------------------------------------------------------------------------------------------------------------------
Diversified Telecommunication          Telenor ASA                                              6,700          83,431
Services - 0.0%
---------------------------------------------------------------------------------------------------------------------
Metals & Mining - 0.0%                 Norsk Hydro ASA                                          3,000          20,296
---------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels - 0.1%     Statoilhydro ASA                                         9,400         223,375
---------------------------------------------------------------------------------------------------------------------
                                       Total Common Stocks in Norway                                          479,713
---------------------------------------------------------------------------------------------------------------------
Philippines - 0.0%
Independent Power Producers &          Energy Development Corp.                                96,000           8,362
Energy Traders - 0.0%                  First Gen Corp. (b)                                      6,000           2,386
---------------------------------------------------------------------------------------------------------------------
                                       Total Common Stocks in the Philippines                                  10,748
---------------------------------------------------------------------------------------------------------------------
Russia - 1.0%
Commercial Banks - 0.1%                Sberbank                                               209,700         360,684
---------------------------------------------------------------------------------------------------------------------
Diversified Telecommunication          AO VimpelCom (a)                                         7,100         144,130
Services - 0.1%
---------------------------------------------------------------------------------------------------------------------
Metals & Mining - 0.4%                 Cherepovets MK Severstal (a)                            12,500         127,500
                                       Kuzbassrazrezugol (b)                                  537,062         241,678
                                       MMC Norilsk Nickel (a)                                  16,700         220,440
                                       Mechel OAO (a)                                          18,500         332,260
                                       Novolipetsk Steel (a)                                    4,100          76,137
                                       Polyus Gold Co. ZAO (a)                                 11,100         175,713
                                                                                                         ------------
                                                                                                            1,173,728
---------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels - 0.3%     LUKOIL (a)                                               2,300         135,240
                                       OAO Gazprom (a)                                         25,300         783,035
                                                                                                         ------------
                                                                                                              918,275
---------------------------------------------------------------------------------------------------------------------

BlackRock Series Fund, Inc. - BlackRock Global Allocation Portfolio
Schedule of Investments                                   (Percentages shown are
September 30, 2008 (Unaudited)                              based on Net Assets)

---------------------------------------------------------------------------------------------------------------------
Industry                               Common Stocks                                           Shares        Value
---------------------------------------------------------------------------------------------------------------------
Transportation Infrastructure - 0.1%   Novorossiysk Commercial Sea Port (a)                    54,500    $    329,725
---------------------------------------------------------------------------------------------------------------------
                                       Total Common Stocks in Russia                                        2,926,542
---------------------------------------------------------------------------------------------------------------------
Singapore - 0.8%
Commercial Banks - 0.1%                Oversea-Chinese Banking Corp.                           42,400         214,078
---------------------------------------------------------------------------------------------------------------------
Diversified Telecommunication          Singapore Telecommunications Ltd.                      244,200         558,176
Services - 0.2%
---------------------------------------------------------------------------------------------------------------------
Health Care Providers & Services -     Parkway Holdings Ltd.                                  135,866         179,976
0.1%
---------------------------------------------------------------------------------------------------------------------
Industrial Conglomerates - 0.3%        Fraser and Neave Ltd.                                   96,000         240,790
                                       Keppel Corp. Ltd.                                       98,000         541,529
                                                                                                         ------------
                                                                                                              782,319
---------------------------------------------------------------------------------------------------------------------
Machinery - 0.0%                       Sembcorp Marine Ltd.                                    55,600         118,204
---------------------------------------------------------------------------------------------------------------------
Media - 0.0%                           Singapore Press Holdings Ltd.                           43,000         119,969
---------------------------------------------------------------------------------------------------------------------
Real Estate Investment                 Parkway Life Real Estate
Trusts (REITs) - 0.1%                  Investment Trust                                         7,875           5,354
---------------------------------------------------------------------------------------------------------------------
Real Estate Management &               CapitaLand Ltd.                                         67,000         146,045
Development - 0.0%                     Keppel Land Ltd.                                        15,700          31,358
                                                                                                         ------------
                                                                                                              177,403
---------------------------------------------------------------------------------------------------------------------
Trading Companies & Distributors -     Noble Group Ltd.                                        92,460          87,989
0.0%
---------------------------------------------------------------------------------------------------------------------
Wireless Telecommunication             MobileOne Ltd.                                         132,400         169,859
Services - 0.0%
---------------------------------------------------------------------------------------------------------------------
                                       Total Common Stocks in Singapore                                     2,413,327
---------------------------------------------------------------------------------------------------------------------
South Africa - 0.2%
Metals & Mining - 0.1%                 Anglo Platinum Ltd.                                      1,100         100,306
                                       Gold Fields Ltd. (a)                                     6,100          58,499
                                       Impala Platinum Holdings Ltd.                            4,300          87,782
                                       Katanga Mining Ltd. (b)                                 34,700         164,004
                                                                                                         ------------
                                                                                                              410,591
---------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels - 0.1%     Sasol Ltd.                                               2,900         123,774
---------------------------------------------------------------------------------------------------------------------
                                       Total Common Stocks in South Africa                                    534,365
---------------------------------------------------------------------------------------------------------------------
South Korea - 1.1%
Chemicals - 0.1%                       Samsung Fine Chemicals Co., Ltd.                         5,500         246,575
---------------------------------------------------------------------------------------------------------------------
Diversified Telecommunication          KT Corp. (a)                                            24,300         407,997
Services - 0.1%
---------------------------------------------------------------------------------------------------------------------
Electrical Equipment - 0.1%            LS Corp.                                                 3,400         230,415
---------------------------------------------------------------------------------------------------------------------
Electronic Equipment &                 Fine DNC Co., Ltd.                                       6,348          10,593
Instruments - 0.0%                     Interflex Co., Ltd.                                      7,527          19,342
                                                                                                         ------------
                                                                                                               29,935
---------------------------------------------------------------------------------------------------------------------
Hotels, Restaurants & Leisure - 0.0%   Paradise Co. Ltd.                                       22,532          48,432
---------------------------------------------------------------------------------------------------------------------
Insurance - 0.1%                       Dongbu Insurance Co., Ltd.                               4,000          92,511
                                       Korean Reinsurance Co.                                  15,536         122,204
                                       Meritz Fire & Marine Insurance
                                       Co. Ltd.                                                23,751         167,677
                                                                                                         ------------
                                                                                                              382,392
---------------------------------------------------------------------------------------------------------------------
Metals & Mining - 0.2%                 POSCO (a)                                                6,100         569,557
---------------------------------------------------------------------------------------------------------------------
Semiconductors & Semiconductor         Samsung Electronics Co., Ltd.                              750         343,690
Equipment - 0.1%
---------------------------------------------------------------------------------------------------------------------
Textiles, Apparel & Luxury Goods -     Cheil Industries, Inc.                                   3,000         131,785
0.1%
---------------------------------------------------------------------------------------------------------------------
Tobacco - 0.2%                         KT&G Corp.                                               7,400         552,315
---------------------------------------------------------------------------------------------------------------------
Wireless Telecommunication             SK Telecom Co., Ltd.                                       900         154,056
Services - 0.1%
---------------------------------------------------------------------------------------------------------------------
                                       Total Common Stocks in South Korea                                   3,097,149
---------------------------------------------------------------------------------------------------------------------
Spain - 0.2%
Commercial Banks - 0.1%                Banco Santander SA                                       8,779         131,635
---------------------------------------------------------------------------------------------------------------------
Diversified Telecommunication          Telefonica SA                                           13,616         323,755
Services - 0.1%
---------------------------------------------------------------------------------------------------------------------

BlackRock Series Fund, Inc. - BlackRock Global Allocation Portfolio
Schedule of Investments                                   (Percentages shown are
September 30, 2008 (Unaudited)                              based on Net Assets)

---------------------------------------------------------------------------------------------------------------------
Industry                               Common Stocks                                           Shares        Value
---------------------------------------------------------------------------------------------------------------------
Independent Power Producers & Energy   Iberdrola Renovables (b)                                19,200    $     83,894
Traders - 0.0%
---------------------------------------------------------------------------------------------------------------------
Transportation Infrastructure - 0.0%   Cintra Concesiones de
                                       Infraestructuras de Transporte SA                        9,371         110,136
---------------------------------------------------------------------------------------------------------------------
                                       Total Common Stocks in Spain                                           649,420
---------------------------------------------------------------------------------------------------------------------
Sweden - 0.0%
Machinery - 0.0%                       Volvo AB B Shares                                       14,498         130,983
---------------------------------------------------------------------------------------------------------------------
                                       Total Common Stocks in Sweden                                          130,983
---------------------------------------------------------------------------------------------------------------------
Switzerland - 0.6%
Capital Markets - 0.1%                 Credit Suisse Group AG                                   3,431         160,234
---------------------------------------------------------------------------------------------------------------------
Food Products - 0.2%                   Nestle SA Registered Shares                             16,756         724,153
---------------------------------------------------------------------------------------------------------------------
Insurance - 0.1%                       Zurich Financial Services AG                             1,207         334,243
---------------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 0.2%                 Novartis AG Registered Shares                            6,446         339,379
                                       Roche Holding AG                                         1,705         266,904
                                                                                                         ------------
                                                                                                              606,283
---------------------------------------------------------------------------------------------------------------------
                                       Total Common Stocks in Switzerland                                   1,824,913
---------------------------------------------------------------------------------------------------------------------
Taiwan - 0.8%
Commercial Banks - 0.0%                Chinatrust Financial Holding Co.                       161,308          88,522
---------------------------------------------------------------------------------------------------------------------
Construction Materials - 0.1%          Taiwan Cement Corp.                                    298,124         178,172
---------------------------------------------------------------------------------------------------------------------
Diversified Financial Services - 0.0%  Fubon Financial Holding Co. Ltd.                       103,000          74,534
---------------------------------------------------------------------------------------------------------------------
Diversified Telecommunication          Chunghwa Telecom Co., Ltd.                              97,220         228,704
Services - 0.4%                        Chunghwa Telecom Co., Ltd. (a)                          36,270         858,511
                                                                                                         ------------
                                                                                                            1,087,215
---------------------------------------------------------------------------------------------------------------------
Electronic Equipment &                 Delta Electronics, Inc.                                129,231         338,515
Instruments - 0.2%                     HON HAI Precision Industry Co., Ltd.                    47,150         168,877
                                                                                                         ------------
                                                                                                              507,392
---------------------------------------------------------------------------------------------------------------------
Insurance - 0.0%                       Cathay Financial Holding Co., Ltd.                     112,784         155,737
---------------------------------------------------------------------------------------------------------------------
Semiconductors & Semiconductor         Taiwan Semiconductor Manufacturing Co., Ltd.            84,221         141,241
Equipment - 0.1%                       Taiwan Semiconductor Manufacturing Co.,
                                       Ltd. (a)                                                13,065         122,419
                                                                                                         ------------
                                                                                                              263,660
---------------------------------------------------------------------------------------------------------------------
                                       Total Common Stocks in Taiwan                                        2,355,232
---------------------------------------------------------------------------------------------------------------------
Thailand - 0.3%
Commercial Banks - 0.1%                Siam Commercial Bank Pcl                               153,000         309,525
---------------------------------------------------------------------------------------------------------------------
Construction Materials - 0.0%          Siam Cement Pcl Foreign Shares                           7,000          27,909
---------------------------------------------------------------------------------------------------------------------
Electronic Equipment & Instruments -   Hana Microelectronics Pcl                              132,400          52,006
0.0%
---------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels - 0.1%     PTT Exploration & Production Pcl                         7,300          27,380
                                       PTT Public Company THB10                                34,400         231,636
                                                                                                         ------------
                                                                                                              259,016
---------------------------------------------------------------------------------------------------------------------
Transportation Infrastructure - 0.1%   Airports of Thailand Pcl                                77,100          70,588
                                       Bangkok Expressway Pcl Foreign Shares                   99,000          46,196
                                                                                                         ------------
                                                                                                              116,784
---------------------------------------------------------------------------------------------------------------------
                                       Total Common Stocks in Thailand                                        765,240
---------------------------------------------------------------------------------------------------------------------
United Kingdom - 2.0%
Aerospace & Defense - 0.1%             BAE Systems Plc                                         31,276         230,563
---------------------------------------------------------------------------------------------------------------------
Beverages - 0.4%                       Diageo Plc (a)                                          17,400       1,198,164
---------------------------------------------------------------------------------------------------------------------
Commercial Banks - 0.1%                HSBC Holdings Plc                                        5,820          94,157
                                       Royal Bank of Scotland Group Plc                        35,696         115,151
                                                                                                         ------------
                                                                                                              209,308
---------------------------------------------------------------------------------------------------------------------
Diversified Financial Services - 0.1%  Guinness Peat Group Plc                                232,785         192,277
---------------------------------------------------------------------------------------------------------------------
Food Products - 0.2%                   Cadbury Plc (a)                                          7,872         322,280
                                       Premier Foods Plc                                       16,300          21,884

BlackRock Series Fund, Inc. - BlackRock Global Allocation Portfolio
Schedule of Investments                                   (Percentages shown are
September 30, 2008 (Unaudited)                              based on Net Assets)

---------------------------------------------------------------------------------------------------------------------
Industry                               Common Stocks                                           Shares        Value
---------------------------------------------------------------------------------------------------------------------
                                       Unilever Plc                                            11,107    $    302,007
                                                                                                         ------------
                                                                                                              646,171
---------------------------------------------------------------------------------------------------------------------
Metals & Mining - 0.1%                 Anglo American Plc                                       5,240         177,004
---------------------------------------------------------------------------------------------------------------------
Multiline Retail - 0.0%                Next Plc                                                 5,566         102,627
---------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels - 0.5%     BP Plc (a)                                              10,800         541,836
                                       BP Plc                                                  45,128         375,837
                                       Royal Dutch Shell Plc (a)                                1,300          76,713
                                       Royal Dutch Shell Plc Class B                           15,470         434,594
                                                                                                         ------------
                                                                                                            1,428,980
---------------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 0.1%                 GlaxoSmithKline Plc                                     13,302         288,156
---------------------------------------------------------------------------------------------------------------------
Tobacco - 0.1%                         British American Tobacco Plc                             8,845         288,764
---------------------------------------------------------------------------------------------------------------------
Wireless Telecommunication             Vodafone Group Plc                                     297,966         658,034
Services - 0.3%                        Vodafone Group Plc (a)                                  10,422         230,326
                                                                                                         ------------
                                                                                                              888,360
---------------------------------------------------------------------------------------------------------------------
                                       Total Common Stocks in the United Kingdom                            5,650,374
---------------------------------------------------------------------------------------------------------------------
United States - 31.2%
Aerospace & Defense - 0.6%             Boeing Co.                                              10,300         590,705
                                       General Dynamics Corp.                                   1,800         132,516
                                       Goodrich Corp.                                             200           8,320
                                       Honeywell International, Inc.                              200           8,310
                                       L-3 Communications Holdings, Inc.                          100           9,832
                                       Lockheed Martin Corp.                                    4,800         526,416
                                       Northrop Grumman Corp.                                     100           6,054
                                       Precision Castparts Corp.                                2,200         173,316
                                       Raytheon Co.                                               100           5,351
                                       Spirit Aerosystems Holdings,
                                       Inc. Class A (b)                                        15,000         241,050
                                       United Technologies Corp.                                2,500         150,150
                                                                                                         ------------
                                                                                                            1,852,020
---------------------------------------------------------------------------------------------------------------------
Air Freight & Logistics - 0.0%         FedEx Corp.                                                800          63,232
---------------------------------------------------------------------------------------------------------------------
Auto Components - 0.0%                 Autoliv, Inc.                                              300          10,125
                                       WABCO Holdings, Inc.                                        66           2,346
                                                                                                         ------------
                                                                                                               12,471
---------------------------------------------------------------------------------------------------------------------
Automobiles - 0.1%                     General Motors Corp.                                    23,000         217,350
---------------------------------------------------------------------------------------------------------------------
Beverages - 0.2%                       The Coca-Cola Co.                                        7,200         380,736
                                       Constellation Brands, Inc. Class A (b)                   5,400         115,884
                                       Dr. Pepper Snapple Group, Inc. (b)                       5,904         156,338
                                       Pepsi Bottling Group, Inc.                                 400          11,668
                                       PepsiAmericas, Inc.                                      2,900          60,088
                                                                                                         ------------
                                                                                                              724,714
---------------------------------------------------------------------------------------------------------------------
Biotechnology - 0.0%                   Amgen, Inc. (b)                                            400          23,708
                                       Senomyx, Inc. (b)                                        7,300          33,069
                                                                                                         ------------
                                                                                                               56,777
---------------------------------------------------------------------------------------------------------------------
Capital Markets - 1.2%                 The Bank of New York Mellon Corp.                       33,244       1,083,090
                                       Northern Trust Corp.                                    13,000         938,600
                                       State Street Corp.                                      23,100       1,313,928
                                                                                                         ------------
                                                                                                            3,335,618
---------------------------------------------------------------------------------------------------------------------
Chemicals - 0.4%                       CF Industries Holdings, Inc.                               200          18,292
                                       Celanese Corp. Series A                                    400          11,164
                                       The Dow Chemical Co. (d)                                16,700         530,726
                                       E.I. du Pont de Nemours & Co.                           11,050         445,315
                                       Lubrizol Corp.                                             200           8,628
                                       Terra Industries, Inc.                                     300           8,820
                                                                                                         ------------
                                                                                                            1,022,945
---------------------------------------------------------------------------------------------------------------------

BlackRock Series Fund, Inc. - BlackRock Global Allocation Portfolio
Schedule of Investments                                   (Percentages shown are
September 30, 2008 (Unaudited)                              based on Net Assets)

---------------------------------------------------------------------------------------------------------------------
Industry                               Common Stocks                                           Shares        Value
---------------------------------------------------------------------------------------------------------------------
Commercial Banks - 0.1%                U.S. Bancorp                                             5,500    $    198,110
---------------------------------------------------------------------------------------------------------------------
Communications Equipment - 1.3%        3Com Corp. (b)                                          94,200         219,486
                                       Ciena Corp. (b)                                         18,600         187,488
                                       Cisco Systems, Inc. (b)                                 61,400       1,385,184
                                       Comverse Technology, Inc. (b)                           30,000         287,100
                                       Corning, Inc.                                           33,800         528,632
                                       Extreme Networks, Inc. (b)                               1,332           4,489
                                       JDS Uniphase Corp. (b)                                   4,737          40,075
                                       Motorola, Inc.                                          19,700         140,658
                                       Polycom, Inc. (b)                                       26,400         610,632
                                       QUALCOMM, Inc.                                          10,700         459,779
                                       Tellabs, Inc. (b)                                        5,100          20,706
                                                                                                         ------------
                                                                                                            3,884,229
---------------------------------------------------------------------------------------------------------------------
Computers & Peripherals - 1.4%         Dell, Inc. (b)                                             900          14,832
                                       EMC Corp. (b)                                              600           7,176
                                       Hewlett-Packard Co.                                     40,971       1,894,499
                                       International Business Machines Corp.                    9,600       1,122,816
                                       Lexmark International, Inc. Class A (b)                  9,200         299,644
                                       SanDisk Corp. (b)                                       24,300         475,065
                                       Seagate Technology                                         500           6,060
                                       Sun Microsystems, Inc. (b)                              15,287         116,181
                                       Western Digital Corp. (b)                                  500          10,660
                                                                                                         ------------
                                                                                                            3,946,933
---------------------------------------------------------------------------------------------------------------------
Construction & Engineering - 0.2%      Foster Wheeler Ltd. (b)                                 11,932         430,865
                                       KBR, Inc.                                                4,826          73,693
                                                                                                         ------------
                                                                                                              504,558
---------------------------------------------------------------------------------------------------------------------
Consumer Finance - 0.0%                Discover Financial Services, Inc.                           50             691
---------------------------------------------------------------------------------------------------------------------
Containers & Packaging - 0.1%          Crown Holdings, Inc. (b)                                 8,100         179,901
                                       Owens-Illinois, Inc. (b)                                   300           8,820
                                       Smurfit-Stone Container Corp. (b)                        9,800          46,060
                                                                                                         ------------
                                                                                                              234,781
---------------------------------------------------------------------------------------------------------------------
Distributors - 0.0%                    Genuine Parts Co.                                          300          12,063
---------------------------------------------------------------------------------------------------------------------
Diversified Financial Services - 0.3%  Bank of America Corp.                                    3,800         133,000
                                       Citigroup, Inc.                                          3,800          77,938
                                       JPMorgan Chase & Co.                                    13,700         639,790
                                                                                                         ------------
                                                                                                              850,728
---------------------------------------------------------------------------------------------------------------------
Diversified Telecommunication          AT&T Inc. (e)                                           82,022       2,290,054
Services - 1.5%                        AboveNet, Inc. (b)                                         394          22,852
                                       CenturyTel, Inc.                                           200           7,330
                                       Embarq Corp.                                             1,412          57,257
                                       FairPoint Communications, Inc.                             709           6,147
                                       General Communication, Inc.
                                       Class A (b)                                              4,700          43,522
                                       Qwest Communications
                                       International Inc.                                      98,400         317,832
                                       Verizon Communications, Inc.                            49,500       1,588,455
                                       Windstream Corp.                                         6,671          72,981
                                                                                                         ------------
                                                                                                            4,406,430
---------------------------------------------------------------------------------------------------------------------
Electric Utilities - 0.7%              Duke Energy Corp.                                          700          12,201
                                       Entergy Corp.                                            4,100         364,941
                                       Exelon Corp.                                             6,700         419,554
                                       FPL Group, Inc.                                         11,700         588,510
                                       FirstEnergy Corp.                                          200          13,398
                                       PPL Corp.                                                6,700         248,034
                                       RusHydro (b)                                        11,193,100         341,390
                                                                                                         ------------
                                                                                                            1,988,028
---------------------------------------------------------------------------------------------------------------------

BlackRock Series Fund, Inc. - BlackRock Global Allocation Portfolio
Schedule of Investments                                   (Percentages shown are
September 30, 2008 (Unaudited)                              based on Net Assets)

---------------------------------------------------------------------------------------------------------------------
Industry                               Common Stocks                                           Shares        Value
---------------------------------------------------------------------------------------------------------------------
Electronic Equipment &                 Avnet, Inc. (b)                                            300    $      7,389
Instruments - 0.1%                     Mettler Toledo International, Inc. (b)                     525          51,450
                                       Tyco Electronics Ltd.                                    4,308         119,159
                                                                                                         ------------
                                                                                                              177,998
---------------------------------------------------------------------------------------------------------------------
Energy Equipment & Services - 1.0%     Complete Production Services, Inc. (b)                  11,100         223,443
                                       ENSCO International, Inc.                                1,600          92,208
                                       Global Industries Ltd. (b)                              33,900         235,266
                                       Halliburton Co.                                          7,654         247,913
                                       Key Energy Services, Inc. (b)                            7,300          84,680
                                       Nabors Industries Ltd. (b)                               3,300          82,236
                                       National Oilwell Varco, Inc. (b)                         9,547         479,546
                                       Noble Corp.                                              1,900          83,410
                                       Patterson-UTI Energy, Inc.                                 600          12,012
                                       Schlumberger Ltd.                                        8,950         698,906
                                       Smith International, Inc.                                2,700         158,328
                                       Transocean, Inc.                                         2,522         277,016
                                       Weatherford International Ltd. (b)                       5,600         140,784
                                                                                                         ------------
                                                                                                            2,815,748
---------------------------------------------------------------------------------------------------------------------
Food & Staples Retailing - 0.1%        CVS Caremark Corp.                                       5,334         179,542
                                       The Kroger Co.                                             400          10,992
                                       SUPERVALU, Inc.                                          3,172          68,832
                                       Wal-Mart Stores, Inc.                                    2,900         173,681
                                                                                                         ------------
                                                                                                              433,047
---------------------------------------------------------------------------------------------------------------------
Food Products - 0.5%                   Bunge Ltd.                                               2,100         132,678
                                       ConAgra Foods, Inc.                                      8,200         159,572
                                       H.J. Heinz Co.                                           4,800         239,856
                                       Hormel Foods Corp.                                         400          14,512
                                       Kraft Foods, Inc.                                       24,626         806,502
                                       Ralcorp Holdings, Inc. (b)                                 774          52,175
                                       Sara Lee Corp.                                           6,100          77,043
                                                                                                         ------------
                                                                                                            1,482,338
---------------------------------------------------------------------------------------------------------------------
Health Care Equipment &                Baxter International, Inc.                               2,800         183,764
Supplies - 0.6%                        Boston Scientific Corp. (b)                              8,100          99,387
                                       Covidien Ltd.                                            4,308         231,598
                                       Hologic, Inc. (b)                                       24,600         475,518
                                       Medtronic, Inc.                                         15,300         766,530
                                                                                                         ------------
                                                                                                            1,756,797
---------------------------------------------------------------------------------------------------------------------
Health Care Providers &                Aetna, Inc.                                             17,600         635,536
Services - 1.7%                        AmerisourceBergen Corp.                                  5,800         218,370
                                       Cardinal Health, Inc.                                      300          14,784
                                       Cigna Corp.                                             32,200       1,094,156
                                       Coventry Health Care, Inc. (b)                           6,300         205,065
                                       DaVita, Inc. (b)                                         3,500         199,535
                                       Express Scripts, Inc. (b)                                  200          14,764
                                       HealthSouth Corp. (b)                                    5,320          98,048
                                       Humana, Inc. (b)                                        12,900         531,480
                                       McKesson Corp.                                           5,200         279,812
                                       Medco Health Solutions, Inc. (b)                         5,700         256,500
                                       PharMerica Corp. (b)                                       266           5,982
                                       Quest Diagnostics, Inc.                                    300          15,501
                                       UnitedHealth Group, Inc.                                26,850         681,722
                                       WellPoint, Inc. (b)                                     11,700         547,209
                                                                                                         ------------
                                                                                                            4,798,464
---------------------------------------------------------------------------------------------------------------------

BlackRock Series Fund, Inc. - BlackRock Global Allocation Portfolio
Schedule of Investments                                   (Percentages shown are
September 30, 2008 (Unaudited)                              based on Net Assets)

---------------------------------------------------------------------------------------------------------------------
Industry                               Common Stocks                                           Shares        Value
---------------------------------------------------------------------------------------------------------------------
Hotels, Restaurants & Leisure - 0.3%   International Game Technology                           13,300    $    228,494
                                       McDonald's Corp.                                         8,200         505,940
                                       Panera Bread Co. Class A (b)                             2,700         137,430
                                                                                                         ------------
                                                                                                              871,864
---------------------------------------------------------------------------------------------------------------------
Household Durables - 0.0%              Mohawk Industries, Inc. (b)                                200          13,478
---------------------------------------------------------------------------------------------------------------------
Household Products - 0.7%              The Procter & Gamble Co.                                27,700       1,930,413
---------------------------------------------------------------------------------------------------------------------
IT Services - 0.0%                     Accenture Ltd. Class A                                     300          11,400
                                       Affiliated Computer Services,                              300          15,189
                                       Inc. Class A (b)
                                       Alliance Data Systems Corp. (b)                            200          12,676
                                       Computer Sciences Corp. (b)                                200           8,038
                                       Hewitt Associates, Inc. Class A (b)                        400          14,576
                                       SAIC, Inc. (b)                                             900          18,207
                                                                                                         ------------
                                                                                                               80,086
---------------------------------------------------------------------------------------------------------------------
Independent Power Producers & Energy   The AES Corp. (b)                                        9,800         114,562
Traders - 0.1%                         Calpine Corp. (b)                                          620           8,060
                                       Dynegy, Inc. Class A (b)                                16,832          60,259
                                       Mirant Corp. (b)                                         7,200         131,688
                                       NRG Energy, Inc. (b)                                     4,900         121,275
                                                                                                         ------------
                                                                                                              435,844
---------------------------------------------------------------------------------------------------------------------
Industrial Conglomerates - 0.8%        3M Co.                                                   5,800         396,198
                                       General Electric Co.                                    59,700       1,522,350
                                       McDermott International, Inc. (b)                        5,300         135,415
                                       Tyco International Ltd.                                  3,708         129,854
                                                                                                         ------------
                                                                                                            2,183,817
---------------------------------------------------------------------------------------------------------------------
Insurance - 2.1%                       ACE Ltd.                                                16,100         871,493
                                       The Allstate Corp. (e)                                  12,000         553,440
                                       Assurant, Inc.                                           6,562         360,910
                                       Axis Capital Holdings Ltd.                                 300           9,513
                                       CNA Financial Corp.                                        300           7,872
                                       Chubb Corp.                                              5,700         312,930
                                       Darwin Professional Underwriters, Inc. (b)               2,100          65,331
                                       Endurance Specialty Holdings Ltd.                       10,700         330,844
                                       Everest Re Group Ltd.                                    2,100         181,713
                                       Fidelity National Title Group,
                                       Inc. Class A                                            41,500         610,050
                                       Genworth Financial, Inc. Class A                           300           2,583
                                       Hartford Financial Services Group, Inc.                  6,100         250,039
                                       IPC Holdings, Ltd.                                       7,700         232,617
                                       Lincoln National Corp.                                   1,400          59,934
                                       Loews Corp.                                                300          11,847
                                       Marsh & McLennan Cos., Inc.                              4,200         133,392
                                       MetLife, Inc.                                            4,480         250,880
                                       Platinum Underwriters Holdings Ltd.                      3,900         138,372
                                       PartnerRe Ltd.                                             900          61,281
                                       The Progressive Corp.                                   12,100         210,540
                                       Prudential Financial, Inc.                               1,300          93,600
                                       RenaissanceRe Holdings Ltd.                              4,100         213,200
                                       The Travelers Cos., Inc.                                11,922         538,874
                                       XL Capital Ltd. Class A                                 41,218         739,451
                                                                                                         ------------
                                                                                                            6,240,706
---------------------------------------------------------------------------------------------------------------------
Internet & Catalog Retail - 0.0%       Expedia, Inc. (b)                                          600           9,066
                                       Liberty Media Holding Corp. - Interactive (b)              829          10,702
                                                                                                         ------------
                                                                                                               19,768
---------------------------------------------------------------------------------------------------------------------
Internet Software & Services - 0.3%    Google, Inc. Class A (b)(e)                              2,300         921,196
---------------------------------------------------------------------------------------------------------------------
Leisure Equipment & Products - 0.1%    Hasbro, Inc.                                               400          13,888

BlackRock Series Fund, Inc. - BlackRock Global Allocation Portfolio
Schedule of Investments                                   (Percentages shown are
September 30, 2008 (Unaudited)                              based on Net Assets)

---------------------------------------------------------------------------------------------------------------------
Industry                               Common Stocks                                           Shares        Value
---------------------------------------------------------------------------------------------------------------------
                                       Mattel, Inc.                                            16,700    $    301,268
                                                                                                         ------------
                                                                                                              315,156
---------------------------------------------------------------------------------------------------------------------
Life Sciences Tools & Services - 0.2%  Applied Biosystems, Inc.                                 1,200          41,100
                                       Invitrogen Corp. (b)                                     1,100          41,580
                                       PerkinElmer, Inc.                                        1,900          47,443
                                       Thermo Fisher Scientific, Inc. (b)                       4,300         236,500
                                       Varian, Inc. (b)                                           600          25,740
                                       Waters Corp. (b)                                         4,350         253,083
                                                                                                         ------------
                                                                                                              645,446
---------------------------------------------------------------------------------------------------------------------
Machinery - 0.0%                       AGCO Corp. (b)                                             300          12,783
                                       Cummins, Inc.                                              200           8,744
                                       Dover Corp.                                                400          16,220
                                       Pall Corp.                                               1,200          41,268
                                       Parker Hannifin Corp.                                      150           7,950
                                       SPX Corp.                                                  200          15,400
                                                                                                         ------------
                                                                                                              102,365
---------------------------------------------------------------------------------------------------------------------
Marine - 0.1%                          American Commercial Lines, Inc. (b)                     26,900         286,216
---------------------------------------------------------------------------------------------------------------------
Media - 0.8%                           Comcast Corp. Class A                                   60,817       1,193,838
                                       DISH Network Corp. (b)                                   5,700         119,700
                                       Discovery Communications, Inc. Class A (b)                 540           7,695
                                       Discovery Communications, Inc. Class C (b)                 540           7,646
                                       Liberty Media Corp. - Entertainment
                                       Class A (b)                                                 16             400
                                       Liberty Media Holding Corp. - Capital (b)                    4              54
                                       News Corp. Class A                                      23,500         281,765
                                       Time Warner, Inc.                                       16,200         212,382
                                       Viacom, Inc. Class B (b)                                15,327         380,723
                                       Virgin Media, Inc.                                      26,432         208,813
                                                                                                         ------------
                                                                                                            2,413,016
---------------------------------------------------------------------------------------------------------------------
Metals & Mining - 0.6%                 AK Steel Holding Corp.                                     300           7,776
                                       Alcoa, Inc.                                              7,450         168,221
                                       Freeport-McMoRan Copper & Gold, Inc. Class B             4,500         255,825
                                       Newmont Mining Corp.                                    25,400         984,504
                                       Nucor Corp.                                                300          11,850
                                       Reliance Steel & Aluminum Co.                              300          11,391
                                       United States Steel Corp.                                5,100         395,811
                                                                                                         ------------
                                                                                                            1,835,378
---------------------------------------------------------------------------------------------------------------------
Multi-Utilities - 0.0%                 CMS Energy Corp.                                         8,800         109,736
---------------------------------------------------------------------------------------------------------------------
Multiline Retail - 0.0%                Big Lots, Inc. (b)                                         500          13,915
                                       Family Dollar Stores, Inc.                                 300           7,110
                                                                                                         ------------
                                                                                                               21,025
---------------------------------------------------------------------------------------------------------------------
Office Electronics - 0.2%              Xerox Corp.                                             40,500         466,965
---------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels - 4.5%     Alliance Resource Partners LP                            4,400         138,688
                                       Anadarko Petroleum Corp.                                 5,100         247,401
                                       Apache Corp.                                             3,300         344,124
                                       CNX Gas Corp. (b)                                       11,300         253,007
                                       Chevron Corp.                                           25,426       2,097,136
                                       Cimarex Energy Co.                                         300          14,673
                                       ConocoPhillips                                          19,950       1,461,338
                                       Consol Energy, Inc.                                     25,700       1,179,373
                                       Devon Energy Corp.                                       7,575         690,840
                                       El Paso Corp.                                           81,300       1,037,388
                                       Exxon Mobil Corp.                                       41,743       3,241,761
                                       Foundation Coal Holdings, Inc.                          12,100         430,518
                                       Frontline Ltd.                                             300          14,421
                                       Hess Corp.                                               3,300         270,864

BlackRock Series Fund, Inc. - BlackRock Global Allocation Portfolio
Schedule of Investments                                   (Percentages shown are
September 30, 2008 (Unaudited)                              based on Net Assets)

---------------------------------------------------------------------------------------------------------------------
Industry                               Common Stocks                                           Shares        Value
---------------------------------------------------------------------------------------------------------------------
                                       Marathon Oil Corp.                                      14,500    $    578,115
                                       Murphy Oil Corp.                                         4,000         256,560
                                       Noble Energy, Inc.                                         200          11,118
                                       Occidental Petroleum Corp.                               7,400         521,330
                                       Plains Exploration & Production Co. (b)                    300          10,548
                                       Stone Energy Corp. (b)                                   3,150         133,340
                                       Sunoco, Inc.                                               200           7,116
                                       Valero Energy Corp.                                        200           6,060
                                                                                                         ------------
                                                                                                           12,945,719
---------------------------------------------------------------------------------------------------------------------
Paper & Forest Products - 0.2%         International Paper Co.                                 19,500         510,510
---------------------------------------------------------------------------------------------------------------------
Personal Products - 0.1%               Avon Products, Inc.                                      5,200         216,164
---------------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 3.3%                 Abbott Laboratories                                     13,125         755,738
                                       Bristol-Myers Squibb Co.                               100,700       2,099,595
                                       Eli Lilly & Co.                                          9,800         431,494
                                       Endo Pharmaceuticals Holdings, Inc. (b)                  2,500          50,000
                                       Forest Laboratories, Inc. (b)                            3,700         104,636
                                       Johnson & Johnson                                       38,000       2,632,640
                                       King Pharmaceuticals, Inc. (b)                           3,800          36,404
                                       Merck & Co., Inc.                                       23,100         729,036
                                       Pfizer, Inc.                                            82,950       1,529,598
                                       Schering-Plough Corp.                                   23,200         428,504
                                       Valeant Pharmaceuticals International (b)               15,000         307,050
                                       Wyeth                                                   13,900         513,466
                                                                                                         ------------
                                                                                                            9,618,161
---------------------------------------------------------------------------------------------------------------------
Professional Services - 0.0%           Manpower, Inc.                                             100           4,316
---------------------------------------------------------------------------------------------------------------------
Real Estate Investment                 Ventas, Inc.                                             2,617         129,332
Trusts (REITs) - 0.0%
---------------------------------------------------------------------------------------------------------------------
Real Estate Management &               The St. Joe Co. (b)                                     15,700         613,713
Development - 0.2%
---------------------------------------------------------------------------------------------------------------------
Road & Rail - 2.0%                     Burlington Northern Santa Fe Corp.                      31,000       2,865,330
                                       CSX Corp.                                                  300          16,371
                                       Norfolk Southern Corp.                                   9,200         609,132
                                       Ryder System, Inc.                                         200          12,400
                                       Union Pacific Corp.                                     30,100       2,141,916
                                                                                                         ------------
                                                                                                            5,645,149
---------------------------------------------------------------------------------------------------------------------
Semiconductors & Semiconductor         Applied Materials, Inc.                                 11,900         180,047
Equipment - 0.5%                       Intel Corp.                                             58,300       1,091,959
                                       Intersil Corp. Class A                                     400           6,632
                                       LSI Corp. (b)                                            2,357          12,634
                                       Novellus Systems, Inc. (b)                                 400           7,856
                                       Texas Instruments, Inc.                                  6,800         146,200
                                       Xilinx, Inc.                                               600          14,070
                                                                                                         ------------
                                                                                                            1,459,398
---------------------------------------------------------------------------------------------------------------------
Software - 1.4%                        BMC Software, Inc. (b)                                     300           8,589
                                       CA, Inc.                                                31,335         625,447
                                       Microsoft Corp. (d)                                    124,200       3,314,898
                                       Novell, Inc. (b)                                         8,900          45,746
                                       Oracle Corp. (b)                                           600          12,186
                                       Symantec Corp. (b)                                         900          17,622
                                       Synopsys, Inc. (b)                                         500           9,975
                                                                                                         ------------
                                                                                                            4,034,463
---------------------------------------------------------------------------------------------------------------------
Specialty Retail - 0.0%                Circuit City Stores, Inc.                                8,000           6,080
                                       The Gap, Inc.                                            1,000          17,780

BlackRock Series Fund, Inc. - BlackRock Global Allocation Portfolio
Schedule of Investments                                   (Percentages shown are
September 30, 2008 (Unaudited)                              based on Net Assets)

---------------------------------------------------------------------------------------------------------------------
Industry                               Common Stocks                                           Shares        Value
---------------------------------------------------------------------------------------------------------------------
                                       Ross Stores, Inc.                                          500    $     18,405
                                       TJX Cos., Inc.                                             600          18,312
                                                                                                         ------------
                                                                                                               60,577
---------------------------------------------------------------------------------------------------------------------
Textiles, Apparel & Luxury Goods -     Hanesbrands, Inc. (b)                                      762          16,574
0.1%                                   Unifi, Inc. (b)                                         30,500         147,620
                                                                                                         ------------
                                                                                                              164,194
---------------------------------------------------------------------------------------------------------------------
Tobacco - 0.3%                         Altria Group, Inc.                                      16,000         317,440
                                       Philip Morris International, Inc.                       12,800         615,680
                                       Reynolds American, Inc.                                    300          14,586
                                                                                                         ------------
                                                                                                              947,706
---------------------------------------------------------------------------------------------------------------------
Transportation Infrastructure - 0.1%   Macquarie Infrastructure Co. LLC                        19,800         261,558
---------------------------------------------------------------------------------------------------------------------
Wireless Telecommunication             Ascent Media Corp. Class A (b)                              54           1,318
Services - 0.1%                        Sprint Nextel Corp.                                     44,550         271,755
                                                                                                         ------------
                                                                                                              273,073
---------------------------------------------------------------------------------------------------------------------
                                       Total Common Stocks in the United States                            90,552,578
---------------------------------------------------------------------------------------------------------------------
                                       Total Common Stocks - 54.9%                                        158,842,962
---------------------------------------------------------------------------------------------------------------------
                                       Preferred Stocks
---------------------------------------------------------------------------------------------------------------------
United States - 0.3%
Diversified Financial Services - 0.2%  Citigroup, Inc. Series T, 6.50% (f)                     11,718         480,438
---------------------------------------------------------------------------------------------------------------------
Insurance - 0.1%                       IPC Holdings, Ltd., 7.25% (f)                            1,500          41,196
                                       MetLife, Inc. Series B, 6.375% (f)                       8,100         101,412
                                       XL Capital Ltd., 10.75% (f)                              2,945          69,914
                                                                                                         ------------
                                                                                                              212,522
---------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels - 0.0%     El Paso Corp., 4.99% (b)(c)(f)                             190         196,413
---------------------------------------------------------------------------------------------------------------------
                                       Total Preferred Stocks - 0.3%                                          889,373
---------------------------------------------------------------------------------------------------------------------
                                       Exchange-Traded Funds
---------------------------------------------------------------------------------------------------------------------
United States - 2.7%                   Consumer Staples Select Sector SPDR Fund                15,500         427,800
                                       Health Care Select Sector SPDR Fund                     15,800         474,790
                                       iShares Dow Jones U.S. Financial
                                       Sector Index Fund                                        3,000         208,320
                                       iShares Dow Jones U.S. Technology Sector
                                       Index Fund                                               6,100         289,262
                                       iShares Dow Jones U.S. Telecommunications
                                       Sector Index Fund                                       12,900         262,773
                                       iShares Silver Trust (b)                                53,800         637,530
                                       SPDR(R) Gold Trust (b)                                  54,200       4,610,794
                                       Telecom HOLDRs Trust                                     3,300          87,219
                                       Utilities Select Sector SPDR Fund                       26,600         883,918
                                       Vanguard Telecommunication
                                       Services ETF                                               400          21,340
---------------------------------------------------------------------------------------------------------------------
                                       Total Exchange-Traded Funds - 2.7%                                   7,903,746
---------------------------------------------------------------------------------------------------------------------
                                       Mutual Funds
---------------------------------------------------------------------------------------------------------------------
Vietnam - 0.1%                         Vietnam Enterprise Investments
                                       Ltd. - R Shares (b)                                     31,875          79,688
                                       Vinaland Ltd. (b)                                      285,500         310,481
---------------------------------------------------------------------------------------------------------------------
                                       Total Mutual Funds - 0.1%                                              390,169
---------------------------------------------------------------------------------------------------------------------
                                       Warrants (g)
---------------------------------------------------------------------------------------------------------------------
Canada - 0.0%
Metals & Mining - 0.0%                 Kinross Gold Corp. (expires 9/03/13)                     6,330          20,223
                                       New Gold, Inc. (expires 4/03/12)                        30,000           2,114
---------------------------------------------------------------------------------------------------------------------
                                       Total Warrants in Canada                                                22,337
---------------------------------------------------------------------------------------------------------------------

BlackRock Series Fund, Inc. - BlackRock Global Allocation Portfolio
Schedule of Investments                                   (Percentages shown are
September 30, 2008 (Unaudited)                              based on Net Assets)

---------------------------------------------------------------------------------------------------------------------
Industry                               Warrants (g)                                           Shares        Value
---------------------------------------------------------------------------------------------------------------------
United States - 0.0%
Diversified Telecommunication          AboveNet, Inc. (expires 9/08/10)                           387    $      8,127
Services - 0.0%
---------------------------------------------------------------------------------------------------------------------
Paper & Forest Products - 0.0%         Mandra Forestry Finance Ltd.
                                       (expires 5/15/13)                                          475          49,875
---------------------------------------------------------------------------------------------------------------------
                                       Total Warrants in the United States                                     58,002
---------------------------------------------------------------------------------------------------------------------
                                       Total Warrants - 0.0%                                                   80,339
---------------------------------------------------------------------------------------------------------------------
                                       Rights
---------------------------------------------------------------------------------------------------------------------
Brazil - 0.0%
Food Products - 0.0%                   Cosan SA Industria e Comercio (h)                          726              53
---------------------------------------------------------------------------------------------------------------------
                                       Total Rights - 0.0%                                                         53
---------------------------------------------------------------------------------------------------------------------
                                       Fixed Income Securities
---------------------------------------------------------------------------------------------------------------------
                                                                                                Par
                                       Corporate Bonds                                         (000)
---------------------------------------------------------------------------------------------------------------------
Brazil - 0.0%
Food Products - 0.0%                   Cosan Finance Ltd., 7%, 2/01/17 (c)              USD       100          71,000
---------------------------------------------------------------------------------------------------------------------
                                       Total Corporate Bonds in Brazil                                         71,000
---------------------------------------------------------------------------------------------------------------------
Canada - 0.1%
Paper & Forest Products - 0.1%         Sino-Forest Corp., 5%, 8/01/13 (c)(f)                      394         356,570
---------------------------------------------------------------------------------------------------------------------
Wireless Telecommunication             Rogers Wireless Communications, Inc.,
Services - 0.0%                        7.625%, 12/15/11                                 CAD       100          99,115
---------------------------------------------------------------------------------------------------------------------
                                       Total Corporate Bonds in Canada                                        455,685
---------------------------------------------------------------------------------------------------------------------
Chile - 0.3%
Electric Utilities - 0.3%              Empresa Electrica del Norte Grande SA,
                                       7%, 11/05/17                                     USD       973         943,452
---------------------------------------------------------------------------------------------------------------------
                                       Total Corporate Bonds in Chile                                         943,452
---------------------------------------------------------------------------------------------------------------------
China - 0.3%
Automobiles - 0.1%                     Brilliance China Finance Ltd., 0%,
                                       6/07/11 (f)(i)                                             235         231,961
---------------------------------------------------------------------------------------------------------------------
Food Products - 0.1%                   Chaoda Modern Agriculture Holdings Ltd.,
                                       7.75%, 2/08/10                                             175         164,937
                                       Chaoda Modern Agriculture Holdings Ltd.,
                                       0%, 5/08/11 (f)(i)                               HKD     1,650         239,912
                                                                                                         ------------
                                                                                                              404,849
---------------------------------------------------------------------------------------------------------------------
Specialty Retail - 0.1%                GOME Electrical Appliances Holdings Ltd.,
                                       0%, 5/18/14 (f)(i)                               CNY     2,700         248,375
---------------------------------------------------------------------------------------------------------------------
                                       Total Corporate Bonds in China                                         885,185
---------------------------------------------------------------------------------------------------------------------
Europe - 0.4%
Commercial Banks - 0.4%                European Investment Bank, 0%,
                                       9/21/10 (c)(i)                                   BRL     2,200         876,704
                                       European Investment Bank Series
                                       1158/0100, 3.625%, 10/15/11                      EUR       197         272,742
---------------------------------------------------------------------------------------------------------------------
                                       Total Corporate Bonds in Europe                                      1,149,446
---------------------------------------------------------------------------------------------------------------------
Germany - 0.5%
Commercial Banks - 0.5%                KfW - Kreditanstalt fuer Wiederaufbau,
                                       4.50%, 12/07/08                                  GBP       250         444,318
                                       KfW - Kreditanstalt fuer Wiederaufbau,
                                       3.25%, 6/27/13 (f)                               EUR       700         964,763
---------------------------------------------------------------------------------------------------------------------
                                       Total Corporate Bonds in Germany                                     1,409,081
---------------------------------------------------------------------------------------------------------------------
Hong Kong - 0.3%
Hotels, Restaurants & Leisure - 0.1%   FU JI Food and Catering Services
                                       Holdings Ltd., 0%, 10/18/10 (f)(i)               CNY     1,800         181,354
---------------------------------------------------------------------------------------------------------------------
Industrial Conglomerates - 0.1%        Hutchison Whampoa International 03/33 Ltd.,
                                       5.45%, 11/24/10                                  USD       250         251,847
---------------------------------------------------------------------------------------------------------------------

BlackRock Series Fund, Inc. - BlackRock Global Allocation Portfolio
Schedule of Investments                                   (Percentages shown are
September 30, 2008 (Unaudited)                              based on Net Assets)

---------------------------------------------------------------------------------------------------------------------
                                                                                                Par
Industry                               Corporate Bonds                                         (000)        Value
---------------------------------------------------------------------------------------------------------------------
Real Estate Management &               Hongkong Land CB 2005 Ltd.,
Development - 0.0%                     2.75%, 12/21/12 (f)                              USD       100    $     88,875
---------------------------------------------------------------------------------------------------------------------
Trading Companies & Distributors -     Noble Group Ltd., 8.50%, 5/30/13 (c)                       240         198,000
0.1%
---------------------------------------------------------------------------------------------------------------------
                                       Total Corporate Bonds in Hong Kong                                     720,076
---------------------------------------------------------------------------------------------------------------------
India - 0.7%
Automobiles - 0.1%                     Tata Motors Ltd., 1%, 4/27/11 (f)                          270         246,267
---------------------------------------------------------------------------------------------------------------------
Construction & Engineering - 0.1%      Punj Lloyd Ltd., 0%, 4/08/11 (f)(i)                        200         224,000
---------------------------------------------------------------------------------------------------------------------
Electrical Equipment - 0.0%            Suzlon Energy Ltd., 0%, 6/12/12 (f)(i)                      61          44,917
---------------------------------------------------------------------------------------------------------------------
Metals & Mining - 0.1%                 Gujarat NRE Coke Ltd., 0%, 4/12/11 (f)(i)                  200         220,000
---------------------------------------------------------------------------------------------------------------------
Thrifts & Mortgage Finance - 0.1%      Housing Development Finance Corp.,
                                       0%, 9/27/10 (f)(i)                                         200         283,000
---------------------------------------------------------------------------------------------------------------------
Wireless Telecommunication             Reliance Communications Ltd., 0%, 5/10/11
Services - 0.3%                        (f)(i)                                                     175         173,687
                                       Reliance Communications Ltd., 0%, 3/01/12
                                       (f)(i)                                                     700         659,978
                                                                                                         ------------
                                                                                                              833,665
---------------------------------------------------------------------------------------------------------------------
                                       Total Corporate Bonds in India                                       1,851,849
---------------------------------------------------------------------------------------------------------------------
Japan - 0.3%
Commercial Banks - 0.2%                The Bank of Kyoto Ltd. Series 1, 1.90%,
                                       9/30/09 (f)                                      JPY    25,000         391,378
                                       The Mie Bank Ltd., 1%, 10/31/11 (f)                      6,000          55,174
                                                                                                         ------------
                                                                                                              446,552
---------------------------------------------------------------------------------------------------------------------
Household Durables - 0.1%              Sony Corp., 0%, 12/18/08 (f)                            30,000         281,034
---------------------------------------------------------------------------------------------------------------------
                                       Total Corporate Bonds in Japan                                         727,586
---------------------------------------------------------------------------------------------------------------------
Kazakhstan - 0.3%
Oil, Gas & Consumable Fuels - 0.3%     KazMunaiGaz Finance Sub BV, 9.125%,
                                       7/02/18 (c)                                      USD       900         765,000
---------------------------------------------------------------------------------------------------------------------
                                       Total Corporate Bonds in Kazakhstan                                    765,000
---------------------------------------------------------------------------------------------------------------------
Luxembourg - 0.3%
Diversified Telecommunication          VIP Finance Ireland Ltd. for
Services - 0.2%                        OJSC Vimpel Communications,
                                       9.125%, 4/30/18 (c)                                        625         485,168
---------------------------------------------------------------------------------------------------------------------
Metals & Mining - 0.1%                 Evraz Group SA, 8.875%, 4/24/13 (c)                        100          76,000
                                       Evraz Group SA, 8.25%, 11/10/15                            100          73,500
                                       Evraz Group SA, 9.50%, 4/24/18 (c)                         300         216,000
                                                                                                         ------------
                                                                                                              365,500
---------------------------------------------------------------------------------------------------------------------
                                       Total Corporate Bonds in Luxembourg                                    850,668
---------------------------------------------------------------------------------------------------------------------
Malaysia - 0.9%
Diversified Financial Services -       Cherating Capital Ltd., 2%,
0.3%                                   7/05/12 (f)(j)                                             200         192,250
                                       Feringghi Capital Ltd., 0%,
                                       12/22/09 (f)(i)                                            300         311,250
                                       Johor Corp., 1%, 7/31/09 (k)                     MYR       825         282,789
                                                                                                         ------------
                                                                                                              786,289
---------------------------------------------------------------------------------------------------------------------
Diversified Telecommunication          Rafflesia Capital Ltd., 1.25%,
Services - 0.2%                        10/04/11 (f)(j)                                  USD       700         680,830
---------------------------------------------------------------------------------------------------------------------
Food Products - 0.1%                   IOI Resources, 0%, 1/15/13 (f)(i)                          200         152,260
---------------------------------------------------------------------------------------------------------------------
Hotels, Restaurants & Leisure - 0.1%   Berjaya Land Bhd, 8%, 8/15/11 (f)                MYR       780         231,096
---------------------------------------------------------------------------------------------------------------------
Multi-Utilities - 0.2%                 YTL Power Finance Cayman Ltd., 0%,
                                       5/09/10 (f)(i)                                   USD       400         452,914
---------------------------------------------------------------------------------------------------------------------
                                       Total Corporate Bonds in Malaysia                                    2,303,389
---------------------------------------------------------------------------------------------------------------------
Netherlands - 0.0%
Semiconductors & Semiconductor         ASM International NV, 4.25%, 12/06/11 (c)(f)               100         104,875
Equipment - 0.0%                       ASM International NV, 4.25%, 12/06/11 (f)                   30          30,480
---------------------------------------------------------------------------------------------------------------------
                                       Total Corporate Bonds in the Netherlands                               135,355
---------------------------------------------------------------------------------------------------------------------

BlackRock Series Fund, Inc. - BlackRock Global Allocation Portfolio
Schedule of Investments                                   (Percentages shown are
September 30, 2008 (Unaudited)                              based on Net Assets)

---------------------------------------------------------------------------------------------------------------------
                                                                                                Par
Industry                               Corporate Bonds                                         (000)        Value
---------------------------------------------------------------------------------------------------------------------
Singapore - 0.3%
Real Estate Management &               CapitaLand Ltd., 2.10%, 11/15/16 (f)             SGD       750    $    415,505
Development - 0.3%                     CapitaLand Ltd., 2.95%, 6/20/22 (f)                        750         324,218
                                       Keppel Land Ltd., 2.50%, 6/23/13 (f)                       200         123,518
---------------------------------------------------------------------------------------------------------------------
                                       Total Corporate Bonds in Singapore                                     863,241
---------------------------------------------------------------------------------------------------------------------
South Korea - 0.1%
Wireless Telecommunication             LG Telecom Ltd., 8.25%, 7/15/09 (c)              USD       350         354,639
Services - 0.1%
---------------------------------------------------------------------------------------------------------------------
                                       Total Corporate Bonds in South Korea                                   354,639
---------------------------------------------------------------------------------------------------------------------
Sweden - 0.1%
Diversified Financial Services - 0.1%  Svensk Exportkredit AB, 10.50%, 9/29/15 (j)      TRY       504         304,333
---------------------------------------------------------------------------------------------------------------------
                                       Total Corporate Bonds in Sweden                                        304,333
---------------------------------------------------------------------------------------------------------------------
Taiwan - 0.0%
Insurance - 0.0%                       Shin Kong Financial Holding
                                       Co. Ltd., 0%, 6/17/09 (f)(i)                     USD        20          18,692
---------------------------------------------------------------------------------------------------------------------
                                       Total Corporate Bonds in Taiwan                                         18,692
---------------------------------------------------------------------------------------------------------------------
United Arab Emirates - 0.3%
Oil, Gas & Consumable Fuels - 0.3%     Dana Gas Sukuk Ltd., 7.50%, 10/31/12 (f)                 1,020         684,675
---------------------------------------------------------------------------------------------------------------------
Real Estate Management &               Nakheel Development 2 Ltd.,
Development - 0.0%                     2.75%, 1/16/2011                                 USD       125          94,405
---------------------------------------------------------------------------------------------------------------------
                                       Total Corporate Bonds in the
                                       United Arab Emirates                                                   779,080
---------------------------------------------------------------------------------------------------------------------
United States - 2.0%
Airlines - 0.0%                        Northwest Airlines, Inc. Series 1999-3-B,
                                       9.485%, 10/01/16 (b)(l)                                    136          18,388
---------------------------------------------------------------------------------------------------------------------
Automobiles - 0.0%                     General Motors Corp., 8.25%, 7/15/23                       157          61,622
---------------------------------------------------------------------------------------------------------------------
Biotechnology - 0.0%                   Cell Genesys, Inc., 3.125%, 11/01/11 (f)                    60          24,075
                                       Nabi Biopharmaceuticals, 2.875%, 4/15/25 (f)                80          72,000
                                                                                                         ------------
                                                                                                               96,075
---------------------------------------------------------------------------------------------------------------------
Commercial Banks - 0.1%                Preferred Term Securities XXIV, Ltd.,
                                       5.965%, 3/22/37 (c)(f)                                     150          44,850
                                       Preferred Term Securities XXV, Ltd.,
                                       5.758%, 6/22/37 (f)                                        300          59,700
                                       Preferred Term Securities XXVI, Ltd.,
                                       6.191%, 9/22/37 (f)                                        140          24,640
                                       Preferred Term Securities XXVII, Ltd.,
                                       6.29%, 12/22/37 (f)                                        100          42,200
                                                                                                         ------------
                                                                                                              171,390
---------------------------------------------------------------------------------------------------------------------
Computers & Peripherals - 0.3%         SanDisk Corp., 1%, 5/15/13 (f)                           1,275       1,012,031
---------------------------------------------------------------------------------------------------------------------
Containers & Packaging - 0.0%          Crown Cork & Seal Co., Inc., 7.50%, 12/15/96               150         109,500
---------------------------------------------------------------------------------------------------------------------
Diversified Financial Services         General Electric Capital Corp.,
- 0.4%                                 1.111%, 1/15/10 (j)                              JPY   119,000       1,050,159
---------------------------------------------------------------------------------------------------------------------
Electrical Equipment - 0.1%            Suzlon Energy Ltd., 0%, 10/11/12 (f)(i)          USD       300         186,000
---------------------------------------------------------------------------------------------------------------------
Energy Equipment & Services - 0.0%     Transocean, Inc., 1.50%, 12/15/37 (f)                       94          86,127
---------------------------------------------------------------------------------------------------------------------
Food & Staples Retailing - 0.0%        Olam International Ltd., 1%, 7/03/13 (f)                   100          58,750
---------------------------------------------------------------------------------------------------------------------
Food Products - 0.2%                   Archer-Daniels-Midland Co., 0.875%,
                                       2/15/14 (f)                                                200         161,750
                                       China Milk Products Group Ltd., 0%,
                                       1/05/12 (f)(i)                                             200         188,230

BlackRock Series Fund, Inc. - BlackRock Global Allocation Portfolio
Schedule of Investments                                   (Percentages shown are
September 30, 2008 (Unaudited)                              based on Net Assets)

---------------------------------------------------------------------------------------------------------------------
                                                                                                Par
Industry                               Corporate Bonds                                         (000)        Value
---------------------------------------------------------------------------------------------------------------------
                                       IOI Capital Bhd Series IOI, 0%,
                                       12/18/11 (f)(i)                                  USD       325    $    331,500
                                                                                                         ------------
                                                                                                              681,480
---------------------------------------------------------------------------------------------------------------------
Health Care Equipment & Supplies -     Hologic, Inc., 2%, 12/15/37 (f)                            645         475,687
0.2%
---------------------------------------------------------------------------------------------------------------------
Health Care Providers & Services -     Tenet Healthcare Corp., 9.25%, 2/01/15                     200         189,000
0.1%
---------------------------------------------------------------------------------------------------------------------
Hotels, Restaurants & Leisure - 0.0%   Uno Restaurant Corp., 10%, 2/15/11 (c)                      90          41,400
---------------------------------------------------------------------------------------------------------------------
Independent Power Producers &          The AES Corp., 8.375%, 3/01/11                   GBP        84         147,099
Energy Traders - 0.1%                  Calpine Generating Co. LLC, 9.07%,
                                       4/01/09 (b)(l)(m)                                USD       490               0
                                       Calpine Generating Co. LLC, 11.07%,
                                       4/01/10 (b)(l)                                             250          18,750
                                                                                                         ------------
                                                                                                              165,849
---------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels - 0.4%     McMoRan Exploration Co., 5.25%,
                                       10/06/11 (c)(f)                                            125         186,875
                                       McMoRan Exploration Co., 5.25%,
                                       10/06/11 (f)                                               200         299,000
                                       Pemex Project Funding Master Trust,
                                       5.50%, 2/24/25                                   EUR       570         617,882
                                                                                                         ------------
                                                                                                            1,103,757
---------------------------------------------------------------------------------------------------------------------
Paper & Forest Products - 0.1%         Mandra Forestry, 12%, 5/15/13 (c)(n)             USD       475         403,750
---------------------------------------------------------------------------------------------------------------------
Real Estate Investment                 ProLogis, 2.25%, 4/01/37 (f)                                70          53,287
Trusts (REITs) - 0.0%
---------------------------------------------------------------------------------------------------------------------
Wireless Telecommunication             Nextel Communications, Inc., 5.25%,
Services - 0.0%                        1/15/10 (f)                                                125         117,187
---------------------------------------------------------------------------------------------------------------------
                                       Total Corporate Bonds in the United States                           6,081,439
---------------------------------------------------------------------------------------------------------------------
                                       Total Corporate Bonds - 7.2%                                        20,669,196
---------------------------------------------------------------------------------------------------------------------
                                       Asset-Backed Securities
---------------------------------------------------------------------------------------------------------------------
United States - 0.0%                   Latitude CLO Ltd. Series 2005-1I
                                       Class SUB, 13%, 12/15/17                         USD       100          48,000
---------------------------------------------------------------------------------------------------------------------
                                       Total Asset-Backed Securities - 0.0%                                    48,000
---------------------------------------------------------------------------------------------------------------------
                                       Foreign Government Obligations
---------------------------------------------------------------------------------------------------------------------
                                       Australian Government Bonds, 5.75%, 6/15/11      AUD       752         604,021
                                       Australian Government Bonds, 6.50%, 5/15/13                940         782,333
                                       Brazil Notas do Tesouro Nacional Series F,
                                       10%, 1/01/12                                     BRL       275         128,652
                                       Brazil Notas do Tesouro Nacional Series F,
                                       10%, 1/01/17                                               318         133,626
                                       Bundesrepublik Deutschland, 4%, 7/04/16          EUR     1,900       2,679,708
                                       Bundesrepublik Deutschland, 4.25%, 7/04/17               1,580       2,265,446
                                       Bundesrepublik Deutschland Series 08,
                                       4.25%, 7/04/18                                             900       1,289,950
                                       Bundesschatzanweisungen Series 1, 4.75%,
                                       6/11/10                                                  1,258       1,802,372
                                       Caisse d'Amortissement de la Dette Sociale,
                                       3.25%, 4/25/13                                             300         401,337
                                       Caisse d'Amortissement de la Dette Sociale,
                                       4%, 10/25/14                                               375         516,457
                                       Canadian Government Bond, 4%, 9/01/10            CAD       395         379,378
                                       Canadian Government Bond, 4%, 6/01/16                      275         265,977
                                       Iceland Rikisbref, 7.25%, 5/17/13                ISK     8,800          77,340

BlackRock Series Fund, Inc. - BlackRock Global Allocation Portfolio
Schedule of Investments                                   (Percentages shown are
September 30, 2008 (Unaudited)                              based on Net Assets)

---------------------------------------------------------------------------------------------------------------------
                                                                                                Par
                                       Foreign Government Obligations                          (000)        Value
---------------------------------------------------------------------------------------------------------------------
                                       Japanese Government CPI Linked
                                       Bond Series 5, 0.80%, 9/10/15                    JPY    91,668    $    811,229
                                       Japanese Government CPI Linked
                                       Bond Series 6, 0.80%, 12/10/15                          77,979         688,912
                                       Japanese Government CPI Linked
                                       Bond Series 7, 0.80%, 3/10/16                          289,141       2,550,630
                                       Japanese Government Two Year
                                       Bond Series 272, 0.70%, 9/15/10                         63,000         591,682
                                       Malaysia Government Bond, 3.756%, 4/28/11        MYR     3,150         910,744
                                       Malaysia Government Bond Series
                                       3/06, 3.869%, 4/13/10                                    1,800         523,173
                                       Netherland Government Bond, 3.75%, 7/15/14       EUR       475         657,235
                                       New Zealand Government Bond
                                       Series 216, 4.50%, 2/14/16                       NZD       425         385,703
                                       Poland Government Bond, 3%, 8/24/16              PLN     2,250         935,849
                                       Sweden Government Bond Series 3101, 4%,
                                       12/01/08                                         SEK     7,875       1,408,192
                                       United Kingdom Gilt, 4.25%, 3/07/11              GBP     2,160       3,856,419
                                       United Kingdom Gilt, 4%, 9/07/16                         1,100       1,916,825
                                       United Kingdom Gilt, 5%, 3/07/18                         1,628       3,015,105
---------------------------------------------------------------------------------------------------------------------
                                       Total Foreign Government Obligations - 10.2%                        29,578,295
---------------------------------------------------------------------------------------------------------------------
                                       U.S. Government & Agency Obligations
---------------------------------------------------------------------------------------------------------------------
United States - 12.7%                  U.S. Treasury Inflation Indexed Bonds,
                                       0.875%, 4/15/10                                  USD     2,612       2,565,885
                                       U.S. Treasury Inflation Indexed Bonds,
                                       2.375%, 4/15/11 (e)                                      8,338       8,432,876
                                       U.S. Treasury Inflation Indexed Bonds,
                                       2%, 4/15/12                                                574         575,805
                                       U.S. Treasury Inflation Indexed Bonds,
                                       1.875%, 7/15/15 (e)                                      2,917       2,871,776
                                       U.S. Treasury Inflation Indexed Bonds,
                                       2%, 1/15/16 (e)                                          8,599       8,494,426
                                       U.S. Treasury Inflation Indexed Bonds,
                                       2.50%, 7/15/16                                           2,072       2,121,101
                                       U.S. Treasury Inflation Indexed Bonds,
                                       2.375%, 1/15/27                                          1,145       1,107,415
                                       U.S. Treasury Notes, 4%, 6/15/09                         1,400       1,421,657
                                       U.S. Treasury Notes, 4.875%, 6/30/09                     1,200       1,227,094
                                       U.S. Treasury Notes, 4.625%, 7/31/09                     1,446       1,478,873
                                       U.S. Treasury Notes, 2.125%, 1/31/10 (e)                   900         902,461
                                       U.S. Treasury Notes, 2.875%, 6/30/10                     1,870       1,900,825
                                       U.S. Treasury Notes, 4.875%, 5/31/11 (e)                 1,850       1,982,969
                                       U.S. Treasury Notes, 3.125%, 8/31/13                     1,700       1,713,015
---------------------------------------------------------------------------------------------------------------------
                                       Total U.S. Government & Agency
                                       Obligations - 12.7%                                                 36,796,178
---------------------------------------------------------------------------------------------------------------------
                                       Total Fixed Income Securities - 30.1%                               87,091,669
---------------------------------------------------------------------------------------------------------------------
                                       Structured Notes
---------------------------------------------------------------------------------------------------------------------
Brazil - 1.1%                          JPMorgan Chase & Co. (NTN - B
                                       Linked Notes), 6%, 8/15/10                       BRL     4,990       2,476,437

BlackRock Series Fund, Inc. - BlackRock Global Allocation Portfolio
Schedule of Investments                                   (Percentages shown are
September 30, 2008 (Unaudited)                              based on Net Assets)

---------------------------------------------------------------------------------------------------------------------
                                                                                                Par
Industry                               Structured Notes                                        (000)        Value
---------------------------------------------------------------------------------------------------------------------
                                       JPMorgan Chase & Co. (NTN - B Linked
                                       Notes), 6%, 8/17/10                              BRL     1,108    $    550,133
---------------------------------------------------------------------------------------------------------------------
                                       Total Structured Notes in Brazil                                     3,026,570
---------------------------------------------------------------------------------------------------------------------
Taiwan - 0.1%                          UBS AG (Total Return TWD Linked Notes),
                                       12/01/10                                         USD       293         296,181
---------------------------------------------------------------------------------------------------------------------
                                       Total Structured Notes in Taiwan                                       296,181
---------------------------------------------------------------------------------------------------------------------
United States - 1.3%                   JPMorgan Chase & Co. (Bearish
                                       Buffered Return Enhanced Notes
                                       Linked Inversely to the S&P
                                       500), 5/04/09                                            2,000       2,677,000
                                       Morgan Stanley (Bear Market PLUS
                                       S&P 500 Linked Notes), 5/07/09                             980       1,180,018
---------------------------------------------------------------------------------------------------------------------
                                       Total Structured Notes in the
                                       United States                                                        3,857,018
---------------------------------------------------------------------------------------------------------------------
                                       Total Structured Notes - 2.5%                                        7,179,769
---------------------------------------------------------------------------------------------------------------------
                                       Total Long-Term Investments
                                       (Cost - $268,636,121) - 90.6%                                      262,378,080
---------------------------------------------------------------------------------------------------------------------
                                       Short-Term Securities
---------------------------------------------------------------------------------------------------------------------
United States - 8.5%                   U.S. Treasury Bills, 1.43%, 10/02/08                     1,700       1,699,928
U.S. Government & Agency               U.S. Treasury Bills, 1.90%, 10/09/08                     7,500       7,497,593
Obligations (o) - 8.5%                 U.S. Treasury Bills, 0.14%, 10/23/08                     2,000       1,999,829
                                       U.S. Treasury Bills, 0.05%, 10/30/08                     1,000         999,960
                                       U.S. Treasury Bills, 1.42%, 11/06/08                     4,000       3,994,462
                                       U.S. Treasury Bills, 1.63%, 11/13/08                     4,300       4,292,151
                                       U.S. Treasury Bills, 0.15%, 11/20/08                     2,000       1,998,958
                                       U.S. Treasury Bills, 0.56%, 12/26/08                     2,000       1,996,822
---------------------------------------------------------------------------------------------------------------------
                                       Total Short-Term Securities in the
                                       United States                                                       24,479,703
---------------------------------------------------------------------------------------------------------------------
                                                                                           Beneficial
                                                                                            Interest
                                                                                              (000)
---------------------------------------------------------------------------------------------------------------------
United States - 0.0%                   BlackRock Liquidity Series, LLC
                                       Money Market Series, 2.66% (p)(q)(r)                     0 (s)             496
---------------------------------------------------------------------------------------------------------------------
                                       Total Short-Term Securities
                                       (Cost - $24,480,749) - 8.7%                                         24,480,199
---------------------------------------------------------------------------------------------------------------------
                                       Options Purchased                                    Contracts
---------------------------------------------------------------------------------------------------------------------
Call Options Purchased                 Bristol-Myers Squibb Co., expiring
                                       January 2009 at USD 35                                     150             225
                                       General Motors Corp., expiring
                                       January 2010 at USD 50                                      87           1,697
                                       General Motors Corp., expiring
                                       January 2010 at USD 60                                      84             924
                                       JPM EUR STXX INDEX C PURCH 6/19/09,
                                       expiring July 2009 at USD 0.001                          1,250        (120,160)
                                       JPM EUR STXX INDEX C PURCH 6/19/09,
                                       expiring June 2009 at USD 0.001                          1,684        (163,418)
                                       Lockheed Martin Corp., expiring
                                       January 2009 at USD 115                                     78          49,530
                                       Medtronic, Inc., expiring January 2009
                                       at USD 50                                                   22           7,150

BlackRock Series Fund, Inc. - BlackRock Global Allocation Portfolio
Schedule of Investments                                   (Percentages shown are
September 30, 2008 (Unaudited)                              based on Net Assets)

---------------------------------------------------------------------------------------------------------------------
                                       Options Purchased                                   Contracts        Value
---------------------------------------------------------------------------------------------------------------------
                                       Medtronic, Inc., expiring January 2009
                                       at USD 55                                                   17    $      2,253
                                       Medtronic, Inc., expiring January 2009
                                       at USD 60                                                   71           3,195
                                       Northrop Grumman Corp., expiring
                                       January 2009 at USD 80                                      93           3,023
                                       Raytheon Co., expiring January 2009
                                       at USD 70                                                  146           4,745
                                       S&P 500 Listed Option, expiring
                                       June 2009 at USD 132.5                                      16          66,720
                                                                                                         ------------
                                                                                                             (144,116)
---------------------------------------------------------------------------------------------------------------------
Put Options Purchased                  American Commercial Lines, Inc.,
                                       expiring December 2008 at USD 7.5                           69           3,450
                                       Kohl's Corp., expiring January
                                       2009 at USD 40                                              88          24,420
                                       S&P 500 Listed Option, expiring
                                       November 2008 at USD 116.5                                  35         206,850
                                       S&P 500 Listed Option, expiring
                                       November 2008 at USD 120                                    11          83,710
                                       S&P 500 Listed Option, expiring
                                       November 2008 at USD 122                                    26         227,240
                                       S&P 500 Listed Option, expiring
                                       November 2008 at USD 122.5                                  30         271,200
                                       S&P 500 Listed Option, expiring
                                       November 2008 at USD 123                                    24         224,160
                                       S&P 500 Listed Option, expiring
                                       November 2008 at USD 123.5                                  11         106,260
                                       USD/JPY CURRENCY OPTION, expiring
                                       January 2009 at USD 109                                  9,400          49,210
                                       USD Put on CHF Option, expiring
                                       January 2009 at USD  1.02                                1,300           9,881
                                                                                                         ------------
                                                                                                            1,206,381
---------------------------------------------------------------------------------------------------------------------
                                       Total Options Purchased
                                       (Cost - $1,159,443) - 0.4%                                           1,062,265
---------------------------------------------------------------------------------------------------------------------
                                       Total Investments Before Investments Sold
                                       Short and Options Written
                                       (Cost - $294,276,313*) - 99.7%                                     287,920,544
---------------------------------------------------------------------------------------------------------------------
                                       Investments Sold Short                                  Shares
---------------------------------------------------------------------------------------------------------------------
                                       Bed Bath & Beyond, Inc.                                (10,500)       (329,805)
                                       Black & Decker, Corp.                                   (1,900)       (115,425)
                                       Carnival Corp.                                         (10,700)       (378,245)
                                       D.R. Horton, Inc.                                       (4,800)        (62,496)
                                       Masco Corp.                                            (14,500)       (260,130)
                                       Staples, Inc.                                           (4,900)       (110,250)
---------------------------------------------------------------------------------------------------------------------
                                       Total Investments Sold Short
                                       (Proceeds - $1,328,754) - (0.4)%                                    (1,256,351)
---------------------------------------------------------------------------------------------------------------------
                                       Options Written                                      Contracts
---------------------------------------------------------------------------------------------------------------------
Call Options Written                   AO VimpelCom, expiring April 2009 at USD 22.5               71         (23,075)
                                       Aetna, Inc., expiring January 2009 at USD 45                11          (1,293)
                                       Aetna, Inc., expiring January 2009 at USD 50                39          (2,048)
                                       American Commercial Lines, Inc., expiring
                                       January 2009 at USD 20                                       9            (180)
                                       Boeing Co., expiring January 2009 at USD 75                 21          (1,418)
                                       Boeing Co., expiring January 2009 at USD 85                 21            (263)
                                       Bunge Ltd., expiring April 2009 at USD 85                   21          (8,085)
                                       Burlington Northern Santa Fe Corp.,
                                       expiring January 2009 at USD 90                            116        (119,480)

BlackRock Series Fund, Inc. - BlackRock Global Allocation Portfolio
Schedule of Investments                                   (Percentages shown are
September 30, 2008 (Unaudited)                              based on Net Assets)

---------------------------------------------------------------------------------------------------------------------
                                       Options Written                                     Contracts        Value
---------------------------------------------------------------------------------------------------------------------
                                       Cigna Corp., expiring January 2009 at USD 35                11    $    (3,960)
                                       Cigna Corp., expiring January 2009 at USD 40                51         (9,053)
                                       Cigna Corp., expiring January 2009 at USD
                                       43.375                                                     110        (11,000)
                                       Circuit City Stores, Inc., expiring
                                       January 2009 at USD  5                                      80           (400)
                                       Consol Energy, Inc., expiring January
                                       2009 at USD 45                                              63        (56,070)
                                       Consol Energy, Inc., expiring January
                                       2009 at USD 80                                              38         (5,035)
                                       Corning, Inc., expiring January 2009
                                       at USD 25                                                  111         (1,110)
                                       Corning, Inc., expiring January 2009
                                       at USD 30                                                  151           (755)
                                       Corning, Inc., expiring February 2009 at
                                       USD 17.5                                                    32         (3,680)
                                       Coventry Health Care, Inc., expiring
                                       January 2009 at USD 35                                      19         (5,083)
                                       Coventry Health Care, Inc., expiring
                                       January 2009 at USD 40                                      19         (2,375)
                                       DISH Network Corp., expiring January
                                       2009 at USD 32.5                                            52         (1,040)
                                       The Dow Chemical Co., expiring January
                                       2009 at USD 35                                             111        (13,875)
                                       E.I. du Pont de Nemours & Co., expiring
                                       January 2009 at USD 45                                      63         (8,978)
                                       Foster Wheeler Ltd., expiring January
                                       2009 at USD 67.5                                            14           (560)
                                       Hewlett-Packard Co., expiring January
                                       2009 at USD 47.5                                           198        (59,400)
                                       Hewlett-Packard Co., expiring January
                                       2009 at USD 50                                             122        (23,180)
                                       Hologic, Inc., expiring January 2009
                                       at USD 25                                                   28         (1,890)
                                       Humana, Inc., expiring January 2009
                                       at USD 45                                                   40        (11,400)
                                       Humana, Inc., expiring January 2009
                                       at USD 50                                                   22         (3,355)
                                       International Game Technology, expiring
                                       January 2009 at USD 25                                     133         (4,988)
                                       International Paper Co., expiring
                                       January 2009 at USD 30                                      39         (4,582)
                                       Kraft Foods, Inc., expiring January 2009
                                       at USD 30                                                  112        (42,000)
                                       Lexmark International, Inc. Class A,
                                       expiring January 2009 at USD 35                             92        (18,400)
                                       Mattel, Inc., expiring January 2009
                                       at USD 17.5                                                167        (26,720)
                                       McDermott International, Inc., expiring
                                       February 2009 at USD 30                                     53        (14,575)
                                       Mechel OAO, expiring January 2009 at USD 20                185        (54,575)
                                       Norfolk Southern Corp., expiring January
                                       2009 at USD 55                                              63        (86,940)
                                       Panera Bread Co. Class A, expiring
                                       January 2009 at USD 55                                      27        (11,205)
                                       Polycom, Inc., expiring January 2009
                                       at USD 25                                                   52         (9,620)
                                       Polycom, Inc., expiring January 2009
                                       at USD 30                                                  189         (9,922)
                                       SanDisk Corp., expiring January 2009
                                       at USD 15                                                   69        (44,332)
                                       SanDisk Corp., expiring January 2009
                                       at USD 17.5                                                 46        (22,310)
                                       SanDisk Corp., expiring January 2009
                                       at USD 20                                                   46        (16,215)
                                       SanDisk Corp., expiring January 2010
                                       at USD 20                                                   14         (6,650)
                                       The St. Joe Co., expiring January 2009
                                       at USD 35                                                   72        (41,040)

BlackRock Series Fund, Inc. - BlackRock Global Allocation Portfolio
Schedule of Investments                                   (Percentages shown are
September 30, 2008 (Unaudited)                              based on Net Assets)

---------------------------------------------------------------------------------------------------------------------
                                       Options Written                                     Contracts        Value
---------------------------------------------------------------------------------------------------------------------
                                       The St. Joe Co., expiring January 2009
                                       at USD 40                                                   75    $    (22,125)
                                       The St. Joe Co., expiring January 2009
                                       at USD 45                                                   10          (1,225)
                                       S&P 500 Listed Option, expiring
                                       June 2009 at USD 152.5                                       3          (1,950)
                                       State Street Corp., expiring January 2009
                                       at USD 70                                                   24          (8,700)
                                       State Street Corp., expiring January 2009
                                       at USD 75                                                   53         (12,720)
                                       State Street Corp., expiring January 2009
                                       at USD 80                                                   13          (1,722)
                                       Time Warner, Inc., expiring January 2009
                                       at USD 16                                                  101          (4,797)
                                       USD/JPY CURRENCY OPTION, expiring January
                                       2009 at USD 117                                          9,400          (1,257)
                                       Unilever NV, expiring January 2009 at USD 30                38          (4,940)
                                       United States Steel Corp., expiring
                                       January 2009 at USD 110                                     32         (12,640)
                                       UnitedHealth Group, Inc., expiring
                                       January 2009 at USD 30                                      41          (5,535)
                                       UnitedHealth Group, Inc., expiring
                                       January 2009 at USD 35                                     159          (7,950)
                                       Valeant Pharmaceuticals International,
                                       expiring January 2009 at USD 12.5                          150        (119,250)
                                       Viacom, Inc. Class B, expiring January 2009
                                       at USD 30                                                   74          (4,625)
                                       WellPoint, Inc., expiring January 2009 at
                                       USD 55                                                      99         (19,552)
                                       Xerox Corp., expiring January 2009 at USD 20                98            (980)
                                                                                                        -------------
                                                                                                           (1,022,083)
---------------------------------------------------------------------------------------------------------------------
Put Options Written                    S&P 500 Listed Option, expiring November
                                       2008 at USD 102.5                                           69        (127,650)
                                       S&P 500 Listed Option, expiring November
                                       2008 at USD 112.5                                           32        (139,200)
                                       USD/JPY CURRENCY OPTION, expiring January
                                       2009 at USD 99                                           9,400         (14,693)
                                                                                                         ------------
                                                                                                             (281,543)
---------------------------------------------------------------------------------------------------------------------
                                       Total Options Written
                                       (Premiums Received - $1,626,001) - (0.5)%                           (1,303,626)
---------------------------------------------------------------------------------------------------------------------
                                       Total Investments, Net of Investments
                                       Sold Short and Options Written - 98.8%                             285,360,567
                                       Other Assets Less Liabilities - 1.2%                                 3,557,670
                                                                                                         ------------
                                       Net Assets - 100.0%                                               $288,918,237
                                                                                                         ============

  * The cost and unrealized appreciation (depreciation) of investments as of September 30, 2008, as computed for federal income tax purposes, were as follows:

      Aggregate cost                      $296,915,369
                                          ============
      Gross unrealized appreciation       $ 21,674,281
      Gross unrealized depreciation        (30,669,106)
                                          ------------
      Net unrealized depreciation         $ (8,994,825)
                                          ============

(a)   Depositary receipts.

(b)   Non-income producing security.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)   Security, or a portion of security, is on loan.

(e) All or a portion of security has been pledged as collateral in connection with open financial futures contracts.

(f)   Convertible security.

BlackRock Series Fund, Inc. - BlackRock Global Allocation Portfolio
Schedule of Investments September 30, 2008 (Unaudited)
--------------------------------------------------------------------------------

(g) Warrants entitle the Portfolio to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.

(h)   The rights may be exercised until October 22, 2008.

(i)   Represents a zero coupon bond.

(j)   Variable rate security. Rate shown is as of report date.

(k)   Represents a step bond.

(l)   Issuer filed for bankruptcy or is in default of interest payments.

(m)   Security is fair valued.

(n)   Issued with warrants.

(o)   Rate shown is yield to maturity as of the date of purchase.

(p) Investments in companies considered to be an affiliate of the Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      --------------------------------------------------------------------------
                                                               Net
                                                            Activity
      Affiliate                                               (000)      Income
      --------------------------------------------------------------------------
      BlackRock Liquidity Series, LLC
        Money Market Series                                    --*       $6,253
      --------------------------------------------------------------------------

  *   Amount is less than $1,000.

(q)   Represents the current yield as of report date.

(r)   Security was purchased with the cash proceeds from securities loans.

(s)   Amount is less than $1,000.

  o For Portfolio compliance purposes, the Portfolio's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

  o Financial futures contracts purchased as of September 30, 2008 were as follows:

      ----------------------------------------------------------------------------------------

                                                     Expiration         Face       Unrealized
      Contracts           Issue         Exchange        Date           Amount     Depreciation
      ----------------------------------------------------------------------------------------
          40        DJ Euro Stoxx 50      Eurex     December 2008    $1,854,156    $(129,887)
      ----------------------------------------------------------------------------------------

 o    Financial futures contracts sold as of September 30, 2008 were as follows:

      ----------------------------------------------------------------------------------------
                                                                                  Unrealized
                                                    Expiration        Face       Appreciation
      Contracts        Issue           Exchange        Date          Amount     (Depreciation)
      ----------------------------------------------------------------------------------------
           1     EuroDollar Future     Chicago    September 2009  $   237,549      $ (4,638)
           2       Japan 10-Year
                  Government Bond       Tokyo     December 2008   $ 2,610,739        24,306
          48     S&P Index Future      Detroit    December 2008   $14,431,474       422,674
      ----------------------------------------------------------------------------------------
      Total                                                                        $442,342
                                                                                   ========

BlackRock Series Fund, Inc. - BlackRock Global Allocation Portfolio
Schedule of Investments September 30, 2008 (Unaudited)
--------------------------------------------------------------------------------

  o   Swaps outstanding as of September 30, 2008 were as follows:

      -----------------------------------------------------------------------------------------------------------------
                                                                                          Notional         Unrealized
                                                                                           Amount         Appreciation
                                                                                            (000)        (Depreciation)
      -----------------------------------------------------------------------------------------------------------------
      Bought credit default protection on United Mexican States and pay 1.12%

      Broker, CS First Boston
      Expires May 2010                                                                  USD       140       $    (656)

      Bought credit default protection on DaimlerChrysler NA Holding
      Corp. and pay 0.53%

      Broker, JPMorgan Chase
      Expires June 2011                                                                 EUR        95           1,555

      Bought credit default protection on Carnival Corp. and pay 0.25%

      Broker, JPMorgan Chase
      Expires September 2011                                                            USD       185           4,416

      Bought credit default protection on Whirlpool Corp. and pay 0.48%

      Broker, JPMorgan Chase
      Expires September 2011                                                            USD        50             492

      Bought credit default protection on McDonald's Corp. and pay 0.16%

      Broker, JPMorgan Chase
      Expires September 2011                                                            USD        50              62

      Bought credit default protection on JC Penney Corp., Inc. and pay
      0.53%

      Broker, JPMorgan Chase
      Expires September 2011                                                            USD        50           1,865

      Sold credit default protection on General Motors Corp. and receive
      7.15%

      Broker, Deutsche Bank AG London
      Expires September 2012                                                            USD       100         (49,301)

      Sold credit default protection on General Motors Corp. and receive
      6.95%

      Broker, Morgan Stanley Capital Services Inc.
      Expires September 2012                                                            USD       100         (49,625)

      Bought credit default protection on Dow Jones CDX North America High Yield
      Index Series 9-V2 and pay 3.75%

      Broker, Morgan Stanley Capital Services Inc.
      Expires December 2012                                                             USD       386           1,322

      Bought credit default protection on Dow Jones CDX North America Investment
      Grade Series 10 and pay 1.55%

      Broker, Morgan Stanley Capital Services Inc.
      Expires June 2013                                                                 USD       300           8,947

BlackRock Series Fund, Inc. - BlackRock Global Allocation Portfolio
Schedule of Investments September 30, 2008 (Unaudited)
--------------------------------------------------------------------------------

      -----------------------------------------------------------------------------------------------------------------
                                                                                          Notional         Unrealized
                                                                                           Amount         Appreciation
                                                                                            (000)        (Depreciation)
      -----------------------------------------------------------------------------------------------------------------
      Bought credit default protection on Spain (Kingdom of) and pay 0.50%

      Broker, Morgan Stanley Capital Services Inc.
      Expires September 2018                                                            USD     1,600       $   3,291

      Bought credit default protection on Spain (Kingdom of) and pay 0.495%

      Broker, Morgan Stanley Capital Services Inc.
      Expires September 2018                                                            USD       620           1,525

      Bought credit default protection on Spain (Kingdome Of) and pay 0.49%

      Broker, Morgan Stanley Capital Services Inc.
      Expires September 2018                                                            USD       620           1,775

      Bought credit default protection on CMBX.NA.AAA Index Series 4 and pay 2.05%

      Broker, Morgan Stanley Capital Services Inc.
      Expires February 2051                                                             USD       200          (6,665)

      Bought credit default protection on CMBX North America Series
      4.AAA and pay 0.35%

      Broker, Morgan Stanley Capital Services Inc.
      Expires February 2051                                                             USD       390         (14,028)
      -----------------------------------------------------------------------------------------------------------------
      Total                                                                                                  $(95,025)
                                                                                                             ==========

 o Foreign currency exchange contracts as of September 30, 2008 were as follows:

      --------------------------------------------------------------------------
                                                                    Unrealized
            Currency              Currency         Settlement      Appreciation
           Purchased                Sold              Date        (Depreciation)
      --------------------------------------------------------------------------
      USD         22,973     JPY      2,435,079     10/01/08         $     74
      BRL      1,152,900     USD        630,000     10/02/08          (24,372)
      BRL      4,243,500     USD      2,300,000     10/02/08          (70,853)
      JPY     61,649,450     USD        587,440     10/02/08           (7,634)
      JPY      5,232,500     USD         49,833     10/02/08             (622)
      JPY    286,190,500     USD      2,731,321     10/02/08          (39,735)
      JPY     53,241,750     USD        508,372     10/02/08           (7,640)
      JPY    225,319,500     USD      2,137,756     10/02/08          (18,655)
      MXN      4,960,310     USD        463,472     10/02/08          (10,014)
      SGD      1,001,334     USD        708,658     10/02/08          (11,721)
      USD        700,000     BRL      1,302,140     10/02/08           15,975
      USD      3,278,043     BRL      6,113,550     10/02/08           66,542
      USD        635,402     EUR        429,863     10/02/08           30,077
      USD      1,861,766     GBP      1,044,047     10/02/08            5,333
      USD      3,304,215     GBP      1,851,620     10/02/08           11,828
      USD      2,949,368     GBP      1,656,623     10/02/08            3,707
      USD        457,800     MXN      4,960,310     10/02/08            4,342

BlackRock Series Fund, Inc. - BlackRock Global Allocation Portfolio
Schedule of Investments September 30, 2008 (Unaudited)
--------------------------------------------------------------------------------
                                                                    Unrealized
            Currency              Currency         Settlement      Appreciation
           Purchased                Sold              Date        (Depreciation)
      --------------------------------------------------------------------------
      USD      1,683,547     NZD      2,548,898     10/02/08         $(21,592)
      AUD      1,606,849     USD      1,300,000     10/03/08          (30,276)
      AUD      1,188,120     USD        938,853     10/03/08               (6)
      CHF      2,766,000     GBP      1,383,000     10/03/08            1,700
      CHF      1,358,597     USD      1,242,600     10/03/08          (33,804)
      EUR         41,599     ISK      5,828,397     10/03/08            3,668
      JPY    397,154,960     USD      3,743,214     10/03/08           (7,545)
      MXN      9,467,500     USD        862,179     10/03/08            3,221
      NZD      1,186,627     USD        800,000     10/03/08           (6,288)
      ZAR      6,328,000     USD        800,000     10/03/08          (36,647)
      USD      2,347,774     AUD      2,794,969     10/03/08          139,203
      USD      1,280,610     EUR        900,000     10/03/08           13,073
      USD      4,300,000     JPY    458,804,410     10/03/08          (15,548)
      USD        879,879     MXN      9,467,500     10/03/08           14,480
      USD        795,396     NZD      1,186,627     10/03/08            1,684
      USD        824,988     ZAR      6,762,840     10/03/08            9,180
      JPY    322,161,300     USD      3,100,000     10/07/08          (68,179)
      JPY    321,656,000     USD      3,100,000     10/07/08          (72,934)
      HKD        422,399     USD         54,394     10/08/08               12
      CHF        206,133     USD        191,218     10/09/08           (7,704)
      CHF      5,824,000     USD      5,402,597     10/09/08         (217,657)
      JPY    225,319,500     USD      2,126,257     10/09/08           (5,034)
      SGD      1,144,784     USD        797,203     10/09/08             (240)
      USD      6,015,539     EUR      4,075,486     10/09/08          271,473
      USD        604,753     EUR        429,863     10/09/08           (1,104)
      USD      3,628,176     GBP      1,954,731     10/09/08          150,539
      USD      3,529,792     GBP      1,900,804     10/09/08          148,096
      USD      2,535,244     GBP      1,368,183     10/09/08          100,922
      USD      2,261,083     GBP      1,268,703     10/16/08            2,627
      USD      3,745,508     JPY    397,154,960     10/09/08            6,576
      USD        912,313     NZD      1,362,271     10/09/08            1,835
      CAD        635,550     USD        600,000     10/10/08           (2,528)
      EUR      4,189,746     USD      5,900,000     10/10/08            5,679
      HKD      2,329,380     USD        300,000     10/10/08               42
      JPY     75,290,400     USD        713,653     10/10/08           (4,719)
      JPY    309,161,200     USD      2,932,662     10/10/08          (21,601)
      JPY    121,541,000     USD      1,149,161     10/10/08           (4,731)
      JPY    270,071,469     USD      2,552,660     10/10/08           (9,669)
      JPY     58,474,250     USD        551,982     10/16/08             (790)
      JPY    286,190,500     USD      2,702,460     10/16/08           (4,758)
      USD        965,726     CAD        995,953     10/10/08           29,444
      USD      2,079,845     EUR      1,412,458     10/10/08           88,906
      USD        666,454     KRW    763,590,000     10/10/08           32,732
      USD      1,006,288     TRY      1,281,070     10/10/08              592

BlackRock Series Fund, Inc. - BlackRock Global Allocation Portfolio
Schedule of Investments September 30, 2008 (Unaudited)
--------------------------------------------------------------------------------
                                                                    Unrealized
            Currency              Currency         Settlement      Appreciation
           Purchased                Sold              Date        (Depreciation)
      --------------------------------------------------------------------------
      USD      2,950,279     GBP      1,656,623     10/16/08         $  1,277
      USD      3,294,494     GBP      1,851,620     10/16/08           (1,628)
      USD        837,847     AUD      1,061,506     10/17/08             (635)
      USD      1,060,634     MXN     11,667,500     10/17/08           (3,880)
      AED        622,913     USD        175,000     11/24/08           (5,368)
      USD        169,726     AED        622,913     11/24/08               95
      --------------------------------------------------------------------------
      Total                                                          $388,823
                                                                     ========

  o   Currency Abbreviations:

      AED    United Arab Emirates Dirham           KRW     South Korean Won
      AUD    Australian Dollar                     MYR     Malaysian Ringgit
      BRL    Brazilian Real                        MXN     Mexican New Peso
      CAD    Canadian Dollar                       NZD     New Zealand Dollar
      CHF    Swiss Franc                           PLN     Polish Zloty
      CNY    Chinese Yuan                          SEK     Swedish Krona
      EUR    Euro                                  SGD     Singapore Dollar
      GBP    British Pound                         TRY     Turkish Lira
      HKD    Hong Kong Dollar                      USD     U.S. Dollar
      ISK    Icelandic Crona                       ZAR     South African Rand
      JPY    Japanese Yen

BlackRock Series Fund, Inc. - BlackRock Global Allocation Portfolio
Schedule of Investments September 30, 2008 (Unaudited)
--------------------------------------------------------------------------------

o Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

      o Level 1 - price quotations in active markets/exchanges for identical securities

      o Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)

      o Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Portfolio's own assumption used in determining the fair value of investments)

      The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Portfolio's policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent financial statements as contained in its semi-annual report.

      The following table summarizes the inputs used as of September 30, 2008 in determining the fair valuation of the Portfolio's investments:

      --------------------------------------------------------------------------
      Valuation             Investments in      Investments      Other Financial
       Inputs                 Securities         Sold Short        Instruments*
      --------------------------------------------------------------------------
      Level 1                $ 68,420,088       $(1,256,351)        $311,531
      Level 2                 218,438,191                --           53,361
      Level 3                          --                --               --
      --------------------------------------------------------------------------
      Total                  $286,858,279       $(1,256,351)        $364,892
                             ===================================================

      * Other financial instruments are swaps, futures, foreign currency contracts and options.

BlackRock Series Fund, Inc. - BlackRock Government Income Portfolio
Schedule of Investments                                   (Percentages shown are
September 30, 2008 (Unaudited)                              based on Net Assets)

-------------------------------------------------------------------------------------------------------------------
                                                                                             Par
                                    U.S. Government Obligations                             (000)          Value
-------------------------------------------------------------------------------------------------------------------
                                    U.S. Treasury Notes, 3.375%, 6/30/13                  $     100    $    102,008
                                    U.S. Treasury Notes, 3.125%, 8/31/13                      9,100       9,169,670
                                    U.S. Treasury Notes, 3.875%, 5/15/18                     27,400      27,579,799
                                    U.S. Treasury Notes, 4%, 8/15/18                         17,700      17,951,676
-------------------------------------------------------------------------------------------------------------------
                                    Total U.S. Government Obligations - 40.2%                            54,803,153
-------------------------------------------------------------------------------------------------------------------
                                    U.S. Government Agency
                                    Mortgage-Backed Securities
-------------------------------------------------------------------------------------------------------------------
                                    Fannie Mae Guaranteed Pass-Through Certificates:
                                        5.00%, 10/15/23 - 10/15/38 (a)                       12,500      12,234,999
                                        5.081%, 11/01/35 (b)                                  2,058       2,066,450
                                        5.50%, 8/01/37 - 10/15/38 (a)(c)                    173,204     172,727,291
                                        6.00%, 10/15/38 (a)                                   5,100       5,165,341
                                        7.50%, 6/01/30 - 4/01/31                                284         306,958
                                        8.00%, 4/01/30                                           24          25,918
                                    Freddie Mac Mortgage Participation Certificates:
                                        5.50%, 5/01/38 - 10/15/38 (a)                         7,090       7,054,838
                                        6.00%, 10/15/23 - 10/15/38 (a)                        5,100       5,165,159
                                        8.00%, 3/01/30 - 6/01/31                                 53          57,724
                                    Ginnie Mae MBS Certificates:
                                        5.50%, 10/21/37 (a)                                     700         698,906
                                        6.00%, 10/15/38 - 10/21/38 (a)                        2,900       2,940,626
                                        6.50%, 10/15/38 (a)                                   5,300       5,424,221
                                        8.00%, 1/15/32                                        1,198       1,315,285
-------------------------------------------------------------------------------------------------------------------
                                    Total U.S. Government Agency Mortgage-Backed
                                    Securities - 157.9%                                                 215,183,716
-------------------------------------------------------------------------------------------------------------------
                                    Non-U.S. Government Agency Mortgage-Backed
                                    Securities
-------------------------------------------------------------------------------------------------------------------
Collateralized Mortgage             CS First Boston Mortgage Securities Corp.
Obligations - 6.2%                  Series 2003-10 Class 4A1, 5%, 5/25/18                       637         620,052
                                    Countrywide Alternative Loan Trust Series
                                    2006-41CB Class 1A3, 6%, 1/25/37                            511         415,911
                                    Countrywide Alternative Loan Trust Series
                                    2008-2R Class 3A1, 6%, 8/25/37                            1,055         791,389
                                    Countrywide Alternative Loan Trust Series
                                    2008-2R Class 4A1, 6.25%, 8/25/37                         2,247       1,685,656
                                    Countrywide Home Loan Mortgage Pass-Through
                                    Trust Series 2003-10 Class A6, 3.557%,
                                    5/25/33 (b)                                                 324         322,336
                                    MASTR Asset Securitization Trust Series
                                    2003-4 Class 2A7, 4.75%, 5/25/18                            535         520,545
                                    MASTR Asset Securitization Trust Series
                                    2003-7 Class 2A1, 4.75%, 8/25/18                          1,168       1,133,450
                                    Residential Asset Securitization Trust
                                    Series 2003-A8 Class A2, 3.557%, 10/25/18 (b)             1,924       1,683,999
                                    Residential Funding Mortgage Securities I
                                    Series 2007-S2 Class A3, 6%, 2/25/37                        651         647,508
                                    WaMu Mortgage Pass-Through Certificates
                                    Series 2003-S8 Class A2, 5%, 9/25/18                        676         637,469
-------------------------------------------------------------------------------------------------------------------
                                    Total Non-U.S. Government Agency
                                    Mortgage-Backed Securities - 6.2%                                     8,458,315
-------------------------------------------------------------------------------------------------------------------

BlackRock Series Fund, Inc. - BlackRock Government Income Portfolio
Schedule of Investments                                   (Percentages shown are
September 30, 2008 (Unaudited)                              based on Net Assets)

-------------------------------------------------------------------------------------------------------------------
                                    U.S. Government Agency Mortgage-Backed
                                    Securities - Collateralized Mortgage                     Par
                                    Obligations                                             (000)          Value
-------------------------------------------------------------------------------------------------------------------
                                    Fannie Mae Trust Series 353 Class 2, 5%,
                                    8/01/34 (d)                                           $   2,904    $    657,494
                                    Fannie Mae Trust Series 2002-W11 Class AV1,
                                    3.547%, 11/25/32 (b)                                         53          51,319
                                    Fannie Mae Trust Series 2006-M2 Class A2A,
                                    5.271%, 10/25/32 (b)                                      1,725       1,712,297
                                    Freddie Mac Multiclass Certificates Series
                                    2971 Class GD, 5%, 5/15/20                                1,480       1,415,456
                                    Freddie Mac Multiclass Certificates Series
                                    3042 Class EA, 4.50%, 9/15/35                             1,940       1,761,986
                                    Ginnie Mae Trust Series 2002-83 Class IO,
                                    1.574%, 10/16/42 (d)                                     20,917         481,350
                                    Ginnie Mae Trust Series 2003-17 Class IO,
                                    1.24%, 3/16/43 (d)                                       31,374         950,285
                                    Ginnie Mae Trust Series 2003-109 Class IO,
                                    1.098%, 11/16/43 (d)                                     18,832         618,270
                                    Ginnie Mae Trust Series 2004-9 Class IO,
                                    1.383%, 3/16/34 (d)                                      11,638         367,634
                                    Ginnie Mae Trust Series 2004-43 Class Z,
                                    4.50%, 6/16/44 (b)                                        2,118       1,602,457
                                    Ginnie Mae Trust Series 2004-45 Class Z,
                                    5.684%, 6/16/45 (b)                                       2,232       2,139,571
                                    Ginnie Mae Trust Series 2004-77 Class IO,
                                    1.065%, 9/16/44 (d)                                      66,109       2,139,600
-------------------------------------------------------------------------------------------------------------------
                                    Total U.S. Government Agency Mortgage-Backed
                                    Securities - Collateralized Mortgage
                                    Obligations - 10.2%                                                  13,897,719
-------------------------------------------------------------------------------------------------------------------
                                    Total Long-Term Investments
                                    (Cost - $294,007,034) - 214.5%                                      292,342,903
-------------------------------------------------------------------------------------------------------------------
                                    Short-Term Securities
-------------------------------------------------------------------------------------------------------------------
U.S. Government Agency              Federal Home Loan Banks, 1.85%, 10/02/08                 15,600      15,599,198
Obligations (e) - 25.9%             Federal Home Loan Banks, 2.10%, 10/06/08                    600         599,825
                                    Federal Home Loan Banks, 2.05%, 10/17/08                 19,100      19,082,598
-------------------------------------------------------------------------------------------------------------------
                                                                                         Beneficial
                                                                                          Interest
                                                                                           (000)
-------------------------------------------------------------------------------------------------------------------
                                    BlackRock Liquidity Series, LLC
                                    Cash Sweep Series, 2.59% (f)(g)                          34,498      34,497,750
-------------------------------------------------------------------------------------------------------------------
                                    Total Short-Term Securities
                                    (Cost - $69,779,371) - 51.2%                                         69,779,371
-------------------------------------------------------------------------------------------------------------------
                                    Options Purchased                                 Contracts (h)
-------------------------------------------------------------------------------------------------------------------
Call Swaptions Purchased            Receive a fixed rate of 5.455% and pay a
                                    floating rate based on 3-month LIBOR,
                                    expiring March 2011                                           1         140,999
-------------------------------------------------------------------------------------------------------------------
Put Swaptions Purchased             Pay a fixed rate of 5.455% and receive a
                                    floating rate based on 3-month LIBOR,
                                    expiring March 2011                                           1          66,548
-------------------------------------------------------------------------------------------------------------------
                                    Total Options Purchased
                                    (Cost - $216,600) - 0.2%                                                207,547
-------------------------------------------------------------------------------------------------------------------
                                    Total Investments Before TBA Sale Commitments
                                    (Cost - $364,003,005*) - 265.9%                                     362,329,821
-------------------------------------------------------------------------------------------------------------------

BlackRock Series Fund, Inc. - BlackRock Government Income Portfolio
Schedule of Investments                                   (Percentages shown are
September 30, 2008 (Unaudited)                              based on Net Assets)

-------------------------------------------------------------------------------------------------------------------
                                                                                             Par
                                    TBA Sale Commitments                                    (000)          Value
-------------------------------------------------------------------------------------------------------------------
                                    Fannie Mae Guaranteed Pass-Through
                                    Certificates, 5.50%, 8/01/37 - 10/15/38               $(131,300)  $(131,038,188)
                                    Fannie Mae Guaranteed Pass-Through
                                    Certificates, 6.00%, 10/15/38                            (4,500)     (4,559,512)
                                    Freddie Mac Mortgage Participation
                                    Certificates, 5.50%, 5/01/38 - 10/15/38                  (3,000)     (2,986,530)
-------------------------------------------------------------------------------------------------------------------
                                    Total TBA Sale Commitments
                                    (Proceeds - $139,134,746 ) - (101.7)%                              (138,584,230)
-------------------------------------------------------------------------------------------------------------------
                                    Total Investments, Net of TBA Sale
                                    Commitments - 164.2%                                                223,745,591
                                    Liabilities in Excess of Other Assets - (64.2)%                     (87,468,972)
                                                                                                      -------------
                                    Net Assets - 100.0%                                               $ 136,276,619
                                                                                                      =============

  * The cost and unrealized appreciation (depreciation) of investments as of September 30, 2008, as computed for federal income tax purposes, were as follows:

      Aggregate cost                            $366,571,218
                                                ============
      Gross unrealized appreciation                       --
      Gross unrealized depreciation             $ (4,241,397)
                                                ------------
      Net unrealized depreciation               $ (4,241,397)
                                                ============

  (a) Represents or includes a "to-be-announced" transaction. The Portfolio has committed to purchasing securities for which all specific information is not available at this time.

  (b) Variable rate security. Rate shown is as of report date.

  (c) All or portion of security, has been pledged as collateral in connection with open financial futures contracts.

  (d) Represents the interest only portion of a mortgage-backed security and has either a nominal or a notional amount of principal.

  (e) Rate shown is yield to maturity as of the date of purchase.

  (f) Investments in companies considered to be an affiliate of the Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      --------------------------------------------------------------------------------------
                                            Purchase      Sales        Realized
      Affiliate                               Cost        Cost           Loss        Income
      --------------------------------------------------------------------------------------
      BlackRock Liquidity Series, LLC
        Cash Sweep Series                 $15,612,063*          --           --     $507,084

      Merrill Lynch Mortgage Investors,
        Inc. Series 2006-A3 Class 3A1,
        5.823%, 5/25/36                            --   $1,564,765    $(436,158)    $ 54,771
      --------------------------------------------------------------------------------------

   *  Represents net purchase cost.

  (g) Represents the current yield as of report date.

  (h) One contract represents a notional amount of $1,000,000.

   o  Financial futures purchased as of September 30, 2008 were as follows:

      -------------------------------------------------------------------------------------
                                               Expiration        Face        Unrealized
      Contracts             Issue                 Date           Value     (Depreciation)
      -------------------------------------------------------------------------------------
         122     5-Year U.S. Treasury Bond    December 2008   $13,721,456     $(28,862)
      -------------------------------------------------------------------------------------

  o   Financial futures sold as of September 30, 2008 were as follows:

      -------------------------------------------------------------------------------------
                                               Expiration        Face        Unrealized
      Contracts             Issue                 Date           Value      Appreciation
      -------------------------------------------------------------------------------------
         3       2-Year U.S. Treasury Bond    December 2008   $   643,534     $  3,221
        82      10-Year U.S. Treasury Bond    December 2008   $ 9,469,539       70,289
      -------------------------------------------------------------------------------------
      Total                                                                   $ 73,510
                                                                              =============

BlackRock Series Fund, Inc. - BlackRock Government Income Portfolio
Schedule of Investments September 30, 2008 (Unaudited)
--------------------------------------------------------------------------------

  o   Swaps outstanding as of September 30, 2008 were as follows:

          ----------------------------------------------------------------------------------------------------------------
                                                                                           Notional           Unrealized
                                                                                            Amount           Appreciation
                                                                                            (000)           (Depreciation)
          ----------------------------------------------------------------------------------------------------------------
          Pay a fixed rate of 4.95% and receive a floating rate based on 3-month LIBOR

          Broker, Deutsche Bank AG London
          Expires August 2009                                                              $ 58,000          $  (900,331)

          Receive a fixed rate of 2.33552% and pay a floating rate based on 3-month LIBOR

          Broker, Citibank, NA
          Expires March 2010                                                               $ 49,600             (647,448)

          Receive a fixed rate of 2.6475% and pay a floating rate based on 3-month LIBOR

          Broker, Credit Suisse First Boston
          Expires March 2010                                                               $ 19,700             (151,678)

          Pay a fixed rate of 3.16% and receive a floating rate based on 3-month LIBOR

          Broker, Citibank, NA
          Expires May 2010                                                                 $ 41,500               81,387

          Pay a fixed rate of 3.325% and receive a floating rate based on 3-month LIBOR

          Broker, Citibank, NA
          Expires June 2010                                                                $ 26,900              (26,338)

          Receive a fixed rate of 3.2675% and pay a floating rate based on 3-month LIBOR

          Broker, Citibank, NA
          Expires June 2010                                                                $ 19,200                 (566)

          Pay a fixed rate of 3.2225% and receive a floating rate based on 3-month LIBOR

          Broker, JPMorgan Chase
          Expires September 2010                                                           $ 32,500               75,077

          Receive a fixed rate of 5.1975% and pay a floating rate based on 3-month LIBOR

          Broker, Citibank, NA
          Expires May 2011                                                                 $ 21,100              841,804

BlackRock Series Fund, Inc. - BlackRock Government Income Portfolio
Schedule of Investments September 30, 2008 (Unaudited)
--------------------------------------------------------------------------------

                                                                                           Notional           Unrealized
                                                                                            Amount           Appreciation
                                                                                            (000)           (Depreciation)
          ----------------------------------------------------------------------------------------------------------------
          Pay a fixed rate of 4.96599% and receive a floating rate based on 3-month LIBOR

          Broker, Deutsche Bank AG London
          Expires August 2012                                                              $ 14,000          $  (539,104)

          Receive a fixed rate of 4.29% and pay a floating rate based on 3-month LIBOR

          Broker, Goldman Sachs Capital Markets, L.P.
          Expires November 2012                                                            $  6,500               82,963

          Receive a fixed rate of 2.585% and pay a floating rate based on 3-month LIBOR

          Broker, Citibank, NA
          Expires March 2013                                                               $ 46,300             (472,038)

          Receive a fixed rate of 3.265% and pay a floating rate based on 3-month LIBOR

          Broker, Goldman Sachs Capital Markets, L.P.
          Expires March 2013                                                               $ 17,400             (524,692)

          Pay a fixed rate of 3.46125% and receive a floating rate based on 3-month LIBOR

          Broker, Goldman Sachs Capital Markets, L.P.
          Expires March 2013                                                               $  7,000              148,863

          Pay a fixed rate of 4.15237% and receive a floating rate based on 3-month LIBOR

          Broker, Goldman Sachs Capital Markets, L.P.
          Expires May 2013                                                                 $ 19,500             (101,618)

          Receive a fixed rate of 4.36564% and pay a floating rate based on 3-month LIBOR

          Broker, Citibank, NA
          Expires July 2013                                                                $  9,800              124,943

          Receive a fixed rate of 4.04151% and pay a floating rate based on 3-month LIBOR

          Broker, Goldman Sachs Capital Markets, L.P.
          Expires July 2013                                                                $ 19,500              (28,781)

BlackRock Series Fund, Inc. - BlackRock Government Income Portfolio
Schedule of Investments September 30, 2008 (Unaudited)
--------------------------------------------------------------------------------

                                                                                           Notional           Unrealized
                                                                                            Amount           Appreciation
                                                                                            (000)           (Depreciation)
          ----------------------------------------------------------------------------------------------------------------
          Pay a fixed rate of 3.875% and receive a floating rate based on 3-month LIBOR

          Broker, JPMorgan Chase
          Expires September 2013                                                           $ 19,400          $   162,848

          Receive a fixed rate of 3.6525% and pay a floating rate based on 3-month LIBOR

          Broker, Deutsche Bank AG London
          Expires September 2013                                                           $  3,500              (64,005)

          Receive a fixed rate of 5.354% and pay a floating rate based on 3-month LIBOR

          Broker, Deutsche Bank AG London
          Expires August 2017                                                              $ 14,000              967,069

          Receive a fixed rate of 5.632% and pay a floating rate based on 3-month LIBOR

          Broker, Deutsche Bank AG London
          Expires August 2017                                                              $ 14,000              975,340

          Pay a fixed rate of 4.74% and receive a floating rate based on 3-month LIBOR

          Broker, Citibank, NA
          Expires November 2017                                                            $  9,600             (223,203)

          Receive a fixed rate of 4.83984% and pay a floating rate based on 3-month LIBOR

          Broker, Deutsche Bank AG London
          Expires November 2017                                                            $  3,400              104,684

          Pay a fixed rate of 4.79362% and receive a floating rate based on 3-month LIBOR

          Broker, Deutsche Bank AG London
          Expires November 2017                                                            $ 10,000             (271,776)

          Receive a fixed rate of 4.56639% and pay a floating rate based on 3-month LIBOR

          Broker, Deutsche Bank AG London
          Expires November 2017                                                            $ 11,400              115,754

BlackRock Series Fund, Inc. - BlackRock Government Income Portfolio
Schedule of Investments September 30, 2008 (Unaudited)
--------------------------------------------------------------------------------

                                                                                           Notional           Unrealized
                                                                                            Amount           Appreciation
                                                                                            (000)           (Depreciation)
          ----------------------------------------------------------------------------------------------------------------
          Pay a fixed rate of 5.08566% and receive a floating rate based on 3-month LIBOR

          Broker, Credit Suisse First Boston
          Expires November 2017                                                            $ 20,000          $(1,257,052)

          Pay a fixed rate of 4.085% and receive a floating rate based on 3-month LIBOR

          Broker, Citibank, NA
          Expires March 2018                                                               $ 10,800              314,686

          Pay a fixed rate of 4.105% and receive a floating rate based on 3-month LIBOR

          Broker, Goldman Sachs Capital Markets, L.P.
          Expires March 2018                                                               $  9,700              260,827

          Receive a fixed rate of 4.93% and pay a floating rate based on 3-month LIBOR

          Broker, Citibank, NA
          Expires June 2018                                                                $  2,200               81,269

          Receive a fixed Rate of 4.68% and pay a floating rate based on 3-month LIBOR

          Broker, Citibank, NA
          Expires June 2018                                                                $ 15,700              273,581

          Pay a fixed rate of 4.71521% and receive a floating rate based on 3-month LIBOR

          Broker, Deutsche Bank AG London
          Expires June 2018                                                                $  9,300             (189,121)

          Pay a fixed rate of 4.66102% and receive a floating rate based on 3-month LIBOR

          Broker, Credit Suisse First Boston
          Expires June 2018                                                                $  3,800              (60,956)

          Pay a fixed rate of 4.83515% and receive a floating rate based on 3-month LIBOR

          Broker, Deutsche Bank AG London
          Expires July 2018                                                                $  7,700             (218,028)

BlackRock Series Fund, Inc. - BlackRock Government Income Portfolio
Schedule of Investments September 30, 2008 (Unaudited)
--------------------------------------------------------------------------------

                                                                                           Notional           Unrealized
                                                                                            Amount           Appreciation
                                                                                            (000)           (Depreciation)
          ----------------------------------------------------------------------------------------------------------------
          Pay a fixed rate of 4.75248% and receive a floating rate based on 3-month LIBOR

          Broker, Deutsche Bank AG London
          Expires July 2018                                                                $ 11,000          $  (235,695)

          Receive a fixed rate of 4.38% and pay a floating rate based on 3-month LIBOR

          Broker, Citibank, NA
          Expires September 2018                                                           $  1,400              (11,196)

          Receive a fixed rate of 4.4625% and pay a floating rate based on 3-month LIBOR

          Broker, JPMorgan Chase
          Expires September 2018                                                           $  9,100              (24,838)

          Receive a fixed rate of 4.3275% and pay a floating rate based on 3-month LIBOR

          Broker, JPMorgan Chase
          Expires September 2018                                                           $ 17,800             (203,920)
          ----------------------------------------------------------------------------------------------------------------
          Total                                                                                              $(1,541,289)
                                                                                                             ===========

BlackRock Series Fund, Inc. - BlackRock Government Income Portfolio
Schedule of Investments September 30, 2008 (Unaudited)
--------------------------------------------------------------------------------

o Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

      o Level 1 - price quotations in active markets/exchanges for identical securities

      o Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)

      o Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Portfolio's own assumption used in determining the fair value of investments)

      The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Portfolio's policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent financial statements as contained in its semi-annual report.

      The following table summarizes the inputs used as of September 30, 2008 in determining the fair valuation of the Portfolio's investments:

      ----------------------------------------------------------------
      Valuation                      Investments in    Other Financial
       Inputs                          Securities        Instruments*
      ----------------------------------------------------------------
      Level 1                         $ 58,867,136       $     44,648
      Level 2                          164,670,908         (1,333,742)
      Level 3                                   --                 --
      ----------------------------------------------------------------
      Total                           $223,538,044       $(1,289,094)
                                      ================================

      * Other financial instruments are swaps, futures and options.

BlackRock Series Fund, Inc. - BlackRock High Income Portfolio
Schedule of Investments                                   (Percentages shown are
September 30, 2008 (Unaudited)                              based on Net Assets)

------------------------------------------------------------------------------------------------------------------
                                                                                              Par
Industry                            Corporate Bonds                                          (000)        Value
------------------------------------------------------------------------------------------------------------------
Aerospace & Defense - 1.7%          DRS Technologies, Inc., 6.625%, 2/01/16                $    250   $    252,500
                                    Hexcel Corp., 6.75%, 2/01/15                                 70         67,200
                                    L-3 Communications Corp., 5.875%, 1/15/15                    20         18,100
                                    L-3 Communications Holdings, Inc., 3%,
                                    8/01/35 (a)                                                 250        272,813
                                    TransDigm, Inc., 7.75%, 7/15/14                             100         94,000
                                                                                                      ------------
                                                                                                           704,613
------------------------------------------------------------------------------------------------------------------
Airlines - 0.6%                     Continental Airlines, Inc. Series 2001-1-C,
                                    7.033%, 12/15/12                                            314        257,631
------------------------------------------------------------------------------------------------------------------
Auto Components - 1.5%              Allison Transmission, Inc., 11%, 11/01/15 (b)               135        117,450
                                    Allison Transmission, Inc., 11.25%, 11/01/15
                                    (b)(c)                                                      150        121,500
                                    The Goodyear Tire & Rubber Co., 6.678%,
                                    12/01/09 (d)                                                 40         39,200
                                    The Goodyear Tire & Rubber Co., 7.857%,
                                    8/15/11                                                      65         63,212
                                    The Goodyear Tire & Rubber Co., 8.625%,
                                    12/01/11                                                    192        190,080
                                    Lear Corp., 8.75%, 12/01/16                                  75         52,125
                                    Metaldyne Corp., 10%, 11/01/13                               90         13,500
                                                                                                      ------------
                                                                                                           597,067
------------------------------------------------------------------------------------------------------------------
Automobiles - 0.2%                  Ford Motor Co., 8.90%, 1/15/32                              200         90,000
------------------------------------------------------------------------------------------------------------------
Building Products - 1.2%            CPG International I, Inc., 10.50%, 7/01/13                  250        170,000
                                    Momentive Performance Materials, Inc.,
                                    11.50%, 12/01/16                                            185        125,800
                                    Ply Gem Industries, Inc., 11.75%, 6/15/13 (b)               215        184,900
                                                                                                      ------------
                                                                                                           480,700
------------------------------------------------------------------------------------------------------------------
Capital Markets - 0.7%              E*Trade Financial Corp., 12.50%, 11/30/17 (b)               270        271,350
------------------------------------------------------------------------------------------------------------------
Chemicals - 2.5%                    American Pacific Corp., 9%, 2/01/15                         120        116,400
                                    CII Carbon LLC, 11.125%, 11/15/15 (b)                        75         73,125
                                    Hexion U.S. Finance Corp., 7.304%,
                                    11/15/14 (d)                                                 50         36,000
                                    Hexion U.S. Finance Corp., 9.75%, 11/15/14                  155        122,450
                                    Innophos, Inc., 8.875%, 8/15/14                             255        255,000
                                    MacDermid, Inc., 9.50%, 4/15/17 (b)                         180        151,200
                                    Terra Capital, Inc. Series B, 7%, 2/01/17                    60         57,000
                                    Westlake Chemical Corp., 6.625%, 1/15/16                    250        212,500
                                                                                                      ------------
                                                                                                         1,023,675
------------------------------------------------------------------------------------------------------------------
Commercial Services & Supplies -    ARAMARK Corp., 6.301%, 2/01/15  (d)                         150        131,250
2.9%                                Corrections Corp. of America, 7.50%, 5/01/11                250        249,062
                                    DI Finance Series B, 9.50%, 2/15/13                          69         67,620
                                    The Geo Group, Inc., 8.25%, 7/15/13                         315        312,637
                                    Mobile Services Group, Inc., 9.75%, 8/01/14                 120        111,600
                                    Sally Holdings LLC, 10.50%, 11/15/16                        114        108,300
                                    US Investigations Services, Inc., 10.50%,
                                    11/01/15 (b)                                                100         89,000
                                    West Corp., 11%, 10/15/16                                   155        111,600
                                                                                                      ------------
                                                                                                         1,181,069
------------------------------------------------------------------------------------------------------------------
Communications Equipment - 0.3%     Nortel Networks Ltd., 9.003%, 7/15/11 (d)                   210        140,175
------------------------------------------------------------------------------------------------------------------
Construction Materials - 0.6%       Nortek Holdings, Inc., 10%, 12/01/13 (b)                    200        176,000
                                    Texas Industries, Inc., 7.25%, 7/15/13                       80         69,600
                                                                                                      ------------
                                                                                                           245,600
------------------------------------------------------------------------------------------------------------------
Containers & Packaging - 3.4%       Berry Plastics Holding Corp., 8.875%, 9/15/14               130        101,400
                                    Graphic Packaging International Corp., 8.50%,
                                    8/15/11                                                     420        399,000
                                    Impress Holdings BV, 7.878%, 9/15/13 (b)(d)                 330        280,500

BlackRock Series Fund, Inc. - BlackRock High Income Portfolio
Schedule of Investments                                   (Percentages shown are
September 30, 2008 (Unaudited)                              based on Net Assets)

------------------------------------------------------------------------------------------------------------------
                                                                                              Par
Industry                            Corporate Bonds                                          (000)        Value
------------------------------------------------------------------------------------------------------------------
                                    Owens-Brockway Glass Container,
                                    Inc., 8.25%, 5/15/13                                   $    300   $    298,500
                                    Packaging Dynamics Finance Corp., 10%,
                                    5/01/16 (b)                                                 200        130,000
                                    Pregis Corp., 12.375%, 10/15/13                             185        120,250
                                    Smurfit-Stone Container Enterprises, Inc.,
                                    8%, 3/15/17                                                  65         50,700
                                                                                                      ------------
                                                                                                         1,380,350
------------------------------------------------------------------------------------------------------------------
Diversified Financial Services -    Axcan Intermediate Holdings, Inc.,
3.1%                                12.75%, 3/01/16 (b)                                          90         89,100
                                    Ford Motor Credit Co. LLC, 5.80%, 1/12/09                   210        199,390
                                    Ford Motor Credit Co. LLC, 5.70%, 1/15/10                   260        199,117
                                    Ford Motor Credit Co. LLC, 6.323%, 1/15/10 (d)              200        163,806
                                    Ford Motor Credit Co. LLC, 7.569%, 1/13/12 (d)              150         95,962
                                    GMAC LLC, 6%, 12/15/11                                       50         22,232
                                    GMAC LLC, 5.011%, 12/01/14 (d)                              230        106,207
                                    GMAC LLC, 6.75%, 12/01/14                                   189         72,541
                                    Leucadia National Corp., 8.125%, 9/15/15                    250        243,125
                                    Southern Star Central Corp., 6.75%,
                                    3/01/16 (b)                                                  80         73,400
                                                                                                      ------------
                                                                                                         1,264,880
------------------------------------------------------------------------------------------------------------------
Diversified Telecommunication       Broadview Networks Holdings, Inc., 11.375%,
Services - 5.6%                     9/01/12                                                     150        115,500
                                    Cincinnati Bell, Inc., 7.25%, 7/15/13                       270        243,000
                                    Citizens Communications Co., 6.25%, 1/15/13                 110        102,987
                                    Qwest Communications International, Inc.,
                                    7.50%, 2/15/14                                              755        653,075
                                    Qwest Corp., 6.069%, 6/15/13 (d)                            250        212,500
                                    Qwest Corp., 7.50%, 6/15/23                                 130        102,050
                                    Wind Acquisition Finance SA, 10.75%,
                                    12/01/15 (b)                                                440        431,200
                                    Windstream Corp., 8.125%, 8/01/13                           100         95,000
                                    Windstream Corp., 8.625%, 8/01/16                           350        322,875
                                                                                                      ------------
                                                                                                         2,278,187
------------------------------------------------------------------------------------------------------------------
Electric Utilities - 2.5%           Edison Mission Energy, 7.50%, 6/15/13                       200        192,000
                                    Edison Mission Energy, 7%, 5/15/17                           30         27,000
                                    Edison Mission Energy, 7.20%, 5/15/19                       140        123,200
                                    FPL Energy National Wind
                                    Portfolio, LLC, 6.125%, 3/25/19 (b)                         189        185,577
                                    IPALCO Enterprises, Inc., 7.25%, 4/01/16 (b)                 60         57,300
                                    NSG Holdings LLC, 7.75%, 12/15/25 (b)                       255        242,250
                                    Tenaska Alabama Partners LP, 7%, 6/30/21 (b)                227        204,198
                                                                                                      ------------
                                                                                                         1,031,525
------------------------------------------------------------------------------------------------------------------
Electrical Equipment - 0.0%         UCAR Finance, Inc., 10.25%, 2/15/12                          16         16,480
------------------------------------------------------------------------------------------------------------------
Electronic Equipment & Instruments  Sanmina-SCI Corp., 8.125%, 3/01/16                          215        182,750
- 0.5%
------------------------------------------------------------------------------------------------------------------
Energy Equipment & Services -       Compagnie Generale de Geophysique-Veritas,
0.9%                                7.50%, 5/15/15                                               50         47,750
                                    Compagnie Generale de Geophysique-Veritas,
                                    7.75%, 5/15/17                                              225        213,750
                                    North American Energy Partners, Inc.,
                                    8.75%, 12/01/11                                             120        110,400
                                                                                                      ------------
                                                                                                           371,900
------------------------------------------------------------------------------------------------------------------

BlackRock Series Fund, Inc. - BlackRock High Income Portfolio
Schedule of Investments                                   (Percentages shown are
September 30, 2008 (Unaudited)                              based on Net Assets)

------------------------------------------------------------------------------------------------------------------
                                                                                              Par
Industry                            Corporate Bonds                                          (000)        Value
------------------------------------------------------------------------------------------------------------------
Food & Staples Retailing - 0.1%     Rite Aid Corp., 7.50%, 3/01/17                         $     75   $     57,000
------------------------------------------------------------------------------------------------------------------
Food Products - 0.2%                Smithfield Foods, Inc., 7.75%, 7/01/17                      125         98,125
------------------------------------------------------------------------------------------------------------------
Health Care Equipment & Supplies    Biomet, Inc., 10.375%, 10/15/17 (c)                          40         39,800
- 2.2%                              Biomet, Inc., 11.625%, 10/15/17                              40         40,200
                                    Catalent Pharma Solutions, Inc., 9.50%,
                                    4/15/15 (c)                                                 115         89,125
                                    DJO Finance LLC, 10.875%, 11/15/14                          590        564,925
                                    Hologic, Inc., 2%, 12/15/37 (a)                             220        162,250
                                                                                                      ------------
                                                                                                           896,300
------------------------------------------------------------------------------------------------------------------
Health Care Providers & Services    Community Health Systems, Inc.
- 2.4%                              Series WI, 8.875%, 7/15/15                                  170        161,500
                                    HCA, Inc., 9.125%, 11/15/14                                 120        116,700
                                    HCA, Inc., 9.25%, 11/15/16                                   80         77,800
                                    Tenet Healthcare Corp., 6.50%, 6/01/12                      565        522,625
                                    Viant Holdings, Inc., 10.125%, 7/15/17 (b)                  147        119,070
                                                                                                      ------------
                                                                                                           997,695
------------------------------------------------------------------------------------------------------------------
Hotels, Restaurants & Leisure -     American Real Estate Partners LP, 7.125%,
4.3%                                2/15/13                                                     470        359,550
                                    Boyd Gaming Corp., 7.75%, 12/15/12                          250        220,000
                                    CCM Merger, Inc., 8%, 8/01/13 (b)                            85         69,062
                                    Fontainebleau Las Vegas Holdings LLC,
                                    10.25%, 6/15/15 (b)                                          65         18,200
                                    Great Canadian Gaming Corp., 7.25%,
                                    2/15/15 (b)                                                  90         81,000
                                    Greektown Holdings, LLC, 10.75%,
                                    12/01/13 (b)(e)(f)                                          100         69,000
                                    HRP Myrtle Beach Operations LLC,
                                    4/01/12 (b)(e)(f)                                           250        150,313
                                    Harrah's Operating Co., Inc., 10.75%,
                                    2/01/16 (b)                                                  75         38,250
                                    Harrah's Operating Co., Inc., 10.75%,
                                    2/01/18 (b)(c)                                              570        234,943
                                    Snoqualmie Entertainment Authority,
                                    6.875%, 2/01/14 (b)(d)                                       45         32,400
                                    Travelport LLC, 7.436%,
                                    9/01/14 (d)                                                  30         23,100
                                    Tropicana Entertainment LLC Series WI,
                                    9.625%, 12/15/14 (e)(f)                                      15          2,100
                                    Virgin River Casino Corp., 9%, 1/15/12                      100         68,000
                                    Waterford Gaming LLC, 8.625%, 9/15/14 (b)                   134        126,630
                                    Wynn Las Vegas LLC, 6.625%, 12/01/14                        325        277,063
                                                                                                      ------------
                                                                                                         1,769,611
------------------------------------------------------------------------------------------------------------------
Household Durables - 0.9%           Ashton Woods USA LLC, 9.50%, 10/01/15                       350        157,500
                                    Jarden Corp., 7.50%, 5/01/17                                235        195,638
                                    Stanley-Martin Communities LLC, 9.75%, 8/15/15               50         17,625
                                                                                                      ------------
                                                                                                           370,763
------------------------------------------------------------------------------------------------------------------
IT Services - 1.7%                  First Data Corp., 9.875%, 9/24/15 (b)                       230        180,550
                                    SunGard Data Systems, Inc., 9.125%, 8/15/13                 380        342,000
                                    SunGard Data Systems, Inc., 10.625%, 5/15/15 (b)            200        188,000
                                                                                                      ------------
                                                                                                           710,550
------------------------------------------------------------------------------------------------------------------
Independent Power Producers &       The AES Corp., 8%, 10/15/17                                 495        446,737
Energy Traders - 4.7%               Dynegy Holdings, Inc., 8.375%, 5/01/16                      110         95,700
                                    Dynegy Holdings, Inc., 7.75%, 6/01/19                       155        124,000
                                    Energy Future Holding Corp., 11.25%,
                                    11/01/17 (b)(c)                                             225        200,250
                                    NRG Energy, Inc., 7.25%, 2/01/14                            250        231,875

BlackRock Series Fund, Inc. - BlackRock High Income Portfolio
Schedule of Investments                                   (Percentages shown are
September 30, 2008 (Unaudited)                              based on Net Assets)

------------------------------------------------------------------------------------------------------------------
                                                                                              Par
Industry                            Corporate Bonds                                          (000)        Value
------------------------------------------------------------------------------------------------------------------
                                    NRG Energy, Inc., 7.375%, 2/01/16                      $    435   $    391,500
                                    Texas Competitive Electric Holdings Co. LLC,
                                    10.50%, 11/01/16 (b)(c)                                     205        177,325
                                    Texas Competitive Electric Holdings Co. LLC
                                    Series B, 10.25%, 11/01/15 (b)                              270        243,675
                                                                                                      ------------
                                                                                                         1,911,062
------------------------------------------------------------------------------------------------------------------
Industrial Conglomerates - 1.3%     Sequa Corp., 11.75%, 12/01/15 (b)                           250        210,000
                                    Sequa Corp., 13.50%, 12/01/15 (b)(c)                        362        309,846
                                                                                                      ------------
                                                                                                           519,846
------------------------------------------------------------------------------------------------------------------
Insurance - 0.1%                    USI Holdings Corp., 6.679%, 11/15/14 (b)(d)                  60         45,600
------------------------------------------------------------------------------------------------------------------
Leisure Equipment & Products -      True Temper Sports, Inc., 8.375%, 9/15/11                   325        182,000
0.4%
------------------------------------------------------------------------------------------------------------------
Machinery - 0.7%                    American Railcar Industries, Inc., 7.50%,
                                    3/01/14                                                      30         26,550
                                    ESCO Corp., 8.625%, 12/15/13 (b)                            100         98,000
                                    RBS Global, Inc., 8.875%, 9/01/16                            45         40,950
                                    Terex Corp., 8%, 11/15/17                                    55         50,050
                                    Titan International, Inc., 8%, 1/15/12                       80         77,600
                                                                                                      ------------
                                                                                                           293,150
------------------------------------------------------------------------------------------------------------------
Marine - 0.1%                       Navios Maritime Holdings, Inc., 9.50%, 12/15/14              41         37,720
------------------------------------------------------------------------------------------------------------------
Media - 8.4%                        Affinion Group, Inc., 10.125%, 10/15/13                     205        192,700
                                    CMP Susquehanna Corp., 9.875%, 5/15/14                      250        140,000
                                    Cablevision Systems Corp. Series B, 8.334%,
                                    4/01/09 (d)                                                 310        306,125
                                    Charter Communications Holdings II, LLC,
                                    10.25%, 9/15/10                                             560        502,075
                                    DirecTV Holdings LLC, 8.375%, 3/15/13                        40         39,500
                                    DirecTV Holdings LLC, 7.625%, 5/15/16 (b)                   125        113,125
                                    EchoStar DBS Corp., 7%, 10/01/13                            275        237,187
                                    EchoStar DBS Corp., 7.125%, 2/01/16                          30         24,075
                                    Harland Clarke Holdings Corp., 9.50%, 5/15/15                50         35,500
                                    Harland Clarke Holdings Corp., 7.554%, 5/15/15 (d)           40         26,000
                                    Mediacom Broadband LLC, 8.50%, 10/15/15                     100         82,500
                                    NTL Cable Plc, 8.75%, 4/15/14                                35         29,400
                                    NTL Cable Plc, 9.125%, 8/15/16                              250        209,375
                                    Network Communications, Inc., 10.75%, 12/01/13               35         22,750
                                    Nielsen Finance LLC, 10%, 8/01/14                           380        361,000
                                    ProtoStar I Ltd., 12.59%, 10/15/12 (a)(b)(d)                158        150,356
                                    R.H. Donnelley Corp., 11.75%, 5/15/15 (b)                   323        197,030
                                    TL Acquisitions, Inc., 10.50%, 1/15/15 (b)                  795        628,050
                                    Virgin Media, Inc., 6.50%, 11/15/16 (a)(b)                   75         47,531
                                    Windstream Regatta Holdings, Inc., 11%,
                                    12/01/17 (b)                                                150         84,000
                                                                                                      ------------
                                                                                                         3,428,279
------------------------------------------------------------------------------------------------------------------
Metals & Mining - 5.8%              Aleris International, Inc., 9%, 12/15/14 (c)                130         80,600
                                    Aleris International, Inc., 10%, 12/15/16                   125         77,500
                                    Drummond Co., Inc., 7.375%, 2/15/16 (b)                     100         84,750
                                    Evraz Group SA, 8.875%, 4/24/13 (b)                         125         95,000
                                    Evraz Group SA, 9.50%, 4/24/18 (b)                          100         72,000
                                    FMG Finance Property Ltd., 10.625%,
                                    9/01/16 (b)                                                  90         88,200
                                    Foundation PA Coal Co., 7.25%, 8/01/14                      400        386,000

BlackRock Series Fund, Inc. - BlackRock High Income Portfolio
Schedule of Investments                                   (Percentages shown are
September 30, 2008 (Unaudited)                              based on Net Assets)

------------------------------------------------------------------------------------------------------------------
                                                                                              Par
Industry                            Corporate Bonds                                          (000)        Value
------------------------------------------------------------------------------------------------------------------
                                    Freeport-McMoRan Copper & Gold, Inc.,
                                    7.084%, 4/01/15 (d)                                    $    295   $    282,578
                                    Freeport-McMoRan Copper & Gold, Inc.,
                                    8.375%, 4/01/17                                             445        438,325
                                    Newmont Mining Corp., 1.625%, 7/15/17 (a)                   100        101,500
                                    Novelis, Inc., 7.25%, 2/15/15                               250        217,500
                                    Ryerson, Inc., 10.176%, 11/01/14 (b)(d)                      65         52,975
                                    Ryerson, Inc., 12%, 11/01/15 (b)                             20         17,000
                                    Steel Dynamics, Inc., 7.375%, 11/01/12                      300        274,500
                                    Vedanta Resources Plc, 9.50%, 7/18/18 (b)                   115        107,509
                                                                                                      ------------
                                                                                                         2,375,937
------------------------------------------------------------------------------------------------------------------
Multiline Retail - 0.0%             Neiman Marcus Group, Inc., 9%, 10/15/15 (c)                  15         12,506
------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels -       Atlas Energy Resources LLC, 10.75%, 2/01/18 (b)             320        288,000
10.8%                               Atlas Pipeline Partners LP, 8.75%, 6/15/18 (b)              130        122,200
                                    Berry Petroleum Co., 8.25%, 11/01/16                        135        114,075
                                    Chaparral Energy, Inc., 8.50%, 12/01/15                      90         71,100
                                    Chesapeake Energy Corp., 6.375%, 6/15/15                     60         53,550
                                    Chesapeake Energy Corp., 7.25%, 12/15/18                    550        506,000
                                    Chesapeake Energy Corp., 2.25%, 12/15/38 (a)                125         85,938
                                    Cimarex Energy Co., 7.125%, 5/01/17                         120        110,400
                                    Compton Petroleum Finance Corp., 7.625%,
                                    12/01/13                                                    120        105,300
                                    Connacher Oil and Gas Ltd., 10.25%, 12/15/15 (b)            230        220,800
                                    Copano Energy LLC, 8.125%, 3/01/16                           80         73,200
                                    Corral Finans AB, 9.753%, 4/15/10 (b)(c)                     71         66,033
                                    Denbury Resources, Inc., 7.50%, 12/15/15                     70         64,400
                                    EXCO Resources, Inc., 7.25%, 1/15/11                         40         37,800
                                    Encore Acquisition Co., 6.25%, 4/15/14                      250        206,250
                                    Forest Oil Corp., 7.25%, 6/15/19                            130        111,150
                                    Forest Oil Corp., 7.25%, 6/15/19 (b)                        185        158,175
                                    Newfield Exploration Co., 6.625%, 4/15/16                    85         75,650
                                    Newfield Exploration Co., 7.125%, 5/15/18                   115        100,050
                                    OPTI Canada, Inc., 7.875%, 12/15/14                         100         88,500
                                    OPTI Canada, Inc., 8.25%, 12/15/14                          360        322,200
                                    Peabody Energy Corp., 7.375%, 11/01/16                       20         19,200
                                    PetroHawk Energy Corp., 7.875%, 6/01/15 (b)                 200        174,000
                                    Range Resources Corp., 6.375%, 3/15/15                      250        228,750
                                    Roseton-Danskammer 2001 Series B, 7.67%,
                                    11/08/16                                                    150        135,000
                                    Sabine Pass LNG LP, 7.50%, 11/30/16                          85         66,300
                                    SandRidge Energy, Inc., 8.625%, 4/01/15 (b)(c)              105         92,925
                                    SandRidge Energy, Inc., 8%, 6/01/18 (b)                     175        150,500
                                    Southwestern Energy Co., 7.50%, 2/01/18 (b)                  25         24,250
                                    Stone Energy Corp., 6.75%, 12/15/14                         250        193,750
                                    Swift Energy Co., 7.125%, 6/01/17                           150        127,500
                                    Transcontinental Gas Pipe Line Corp. Series B,
                                    8.875%, 7/15/12                                             115        124,909
                                    Whiting Petroleum Corp., 7.25%, 5/01/12                     110        102,025
                                                                                                      ------------
                                                                                                         4,419,880
------------------------------------------------------------------------------------------------------------------

BlackRock Series Fund, Inc. - BlackRock High Income Portfolio
Schedule of Investments                                   (Percentages shown are
September 30, 2008 (Unaudited)                              based on Net Assets)

------------------------------------------------------------------------------------------------------------------
                                                                                              Par
Industry                            Corporate Bonds                                          (000)        Value
------------------------------------------------------------------------------------------------------------------
Paper & Forest Products - 3.8%      Ainsworth Lumber Co. Ltd., 11%, 7/29/15 (b)            $    115   $     86,632
                                    Boise Cascade LLC, 7.125%, 10/15/14                         150        102,750
                                    Bowater, Inc., 9%, 8/01/09                                  180        153,000
                                    NewPage Corp., 10%, 5/01/12                                 620        554,900
                                    Norske Skog Canada Ltd. Series D, 8.625%,
                                    6/15/11                                                     160        126,400
                                    Verso Paper Holdings LLC Series B, 6.551%,
                                    8/01/14 (d)                                                 175        144,375
                                    Verso Paper Holdings LLC Series B, 9.125%,
                                    8/01/14                                                     365        313,900
                                    Verso Paper Holdings LLC Series B, 11.375%,
                                    8/01/16                                                     110         89,100
                                                                                                      ------------
                                                                                                         1,571,057
------------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 0.6%              Angiotech Pharmaceuticals, Inc., 6.56%,
                                    12/01/13 (d)                                                300        216,000
------------------------------------------------------------------------------------------------------------------
Professional Services - 0.6%        FTI Consulting, Inc., 7.625%, 6/15/13                       250        254,688
------------------------------------------------------------------------------------------------------------------
Real Estate Investment Trusts       FelCor Lodging LP, 8.50%, 6/01/11                            92         79,580
(REITs) - 0.2%
------------------------------------------------------------------------------------------------------------------
Real Estate Management &            Forest City Enterprises, Inc., 7.625%,
Development - 0.4%                  6/01/15                                                     150        120,000
                                    Realogy Corp., 10.50%, 4/15/14                               45         19,800
                                    Realogy Corp., 11%, 4/15/14 (c)                              40         15,300
                                    Realogy Corp., 12.375%, 4/15/15                              80         27,200
                                                                                                      ------------
                                                                                                           182,300
------------------------------------------------------------------------------------------------------------------
Semiconductors & Semiconductor      Amkor Technology, Inc., 7.75%, 5/15/13                       70         59,850
Equipment - 0.5%                    Amkor Technology, Inc., 9.25%, 6/01/16                       65         54,600
                                    Spansion, Inc., 5.935%, 6/01/13 (b)(d)                      135         81,000
                                                                                                      ------------
                                                                                                           195,450
------------------------------------------------------------------------------------------------------------------
Software - 0.1%                     BMS Holdings, Inc., 10.595%, 2/15/12 (b)(c)(d)               92         45,240
------------------------------------------------------------------------------------------------------------------
Specialty Retail - 2.0%             Asbury Automotive Group, Inc., 7.625%, 3/15/17               50         32,000
                                    AutoNation, Inc., 6.753%, 4/15/13 (d)                       250        210,625
                                    General Nutrition Centers, Inc., 7.584%,
                                    3/15/14 (c)(d)                                              140        116,900
                                    General Nutrition Centers, Inc., 10.75%,
                                    3/15/15                                                     260        219,050
                                    Group 1 Automotive, Inc., 2.25%, 6/15/36 (a)(g)              80         44,500
                                    Michaels Stores, Inc., 10%, 11/01/14                         95         59,850
                                    United Auto Group, Inc., 7.75%, 12/15/16                    200        143,000
                                                                                                      ------------
                                                                                                           825,925
------------------------------------------------------------------------------------------------------------------
Textiles, Apparel & Luxury Goods    Levi Strauss & Co., 8.875%, 4/01/16                         150        120,000
- 0.7%                              Quiksilver, Inc., 6.875%, 4/15/15                           225        155,250
                                                                                                      ------------
                                                                                                           275,250
------------------------------------------------------------------------------------------------------------------
Tobacco - 0.5%                      Vector Group Ltd., 11%, 8/15/15                             200        198,000
------------------------------------------------------------------------------------------------------------------
Wireless Telecommunication          Centennial Communications Corp., 9.633%,
Services - 5.1%                     1/01/13 (d)                                                 100         91,000
                                    Centennial Communications Corp., 8.125%,
                                    2/01/14                                                      90         89,100
                                    Cricket Communications, Inc., 9.375%, 11/01/14               20         18,600
                                    Cricket Communications, Inc., 10.875%, 11/01/14             160        148,800
                                    Cricket Communications, Inc., 10%, 7/15/15 (b)              100         95,500
                                    Digicel Group Ltd., 8.875%, 1/15/15 (b)                     100         84,000
                                    Digicel Group Ltd., 9.125%, 1/15/15 (b)(c)                  208        176,800
                                    FiberTower Corp., 9%, 11/15/12 (a)(b)                       120         67,200

BlackRock Series Fund, Inc. - BlackRock High Income Portfolio
Schedule of Investments                                   (Percentages shown are
September 30, 2008 (Unaudited)                              based on Net Assets)

------------------------------------------------------------------------------------------------------------------
                                                                                              Par
Industry                            Corporate Bonds                                          (000)        Value
------------------------------------------------------------------------------------------------------------------
                                    iPCS, Inc., 4.926%, 5/01/13 (d)                        $    245   $    199,675
                                    MetroPCS Wireless, Inc., 9.25%, 11/01/14                    450        420,750
                                    Nordic Telephone Co. Holdings ApS,
                                    8.875%, 5/01/16 (b)                                         250        227,500
                                    Sprint Capital Corp., 7.625%, 1/30/11                       440        400,400
                                    Sprint Capital Corp., 6.875%, 11/15/28                       80         53,600
                                                                                                      ------------
                                                                                                         2,072,925
------------------------------------------------------------------------------------------------------------------
                                    Total Corporate Bonds - 86.8%                                       35,560,391
------------------------------------------------------------------------------------------------------------------
                                    Floating Rate Loan Interests
------------------------------------------------------------------------------------------------------------------
Auto Components - 0.8%              Allison Transmission Term Loan B, 6.205%,
                                    8/07/14                                                     100         82,250
                                    Dana Corp. Term Loan B, 7.25%, 1/31/15                      250        211,719
                                    Delphi Automotive Systems Delay Draw Term
                                    Loan, 8.50%, 12/31/08                                         5          3,810
                                    Delphi Automotive Systems Term Loan,
                                    8.50%, 12/31/08                                              45         37,415
                                                                                                      ------------
                                                                                                           335,194
------------------------------------------------------------------------------------------------------------------
Chemicals - 0.5%                    PQ Corp. Second Lien Term Loan, 9.30%, 5/29/15              250        206,250
------------------------------------------------------------------------------------------------------------------
Hotels, Restaurants & Leisure -     Travelport, Inc. Term Loan, 9.793%, 3/22/12                 375        217,254
0.6%
------------------------------------------------------------------------------------------------------------------
Independent Power Producers &       Texas Competitive Electric Holdings Co. LLC
Energy Traders - 1.5%               Term Loan B-2, 5.988% - 7.262%, 10/10/14                    247        208,828
                                    Texas Competitive Electric Holdings Co. LLC
                                    Term Loan B-3, 5.988% - 7.262%, 10/10/14                    495        416,595
                                                                                                      ------------
                                                                                                           625,423
------------------------------------------------------------------------------------------------------------------
Machinery - 0.2%                    Navistar International Transportation Corp.
                                    Revolving Credit, 7.126%, 1/19/12                            27         22,844
                                    Navistar International Transportation Corp.
                                    Term Loan, 6.046%, 1/19/12                                   73         62,822
                                                                                                      ------------
                                                                                                            85,666
------------------------------------------------------------------------------------------------------------------
Media - 1.4%                        Education Media and Publishing First Lien
                                    Term Loan B, 6.488%, 11/14/14                               220        191,686
                                    Education Media and Publishing Second Lien
                                    Term Loan, 11.988%, 11/14/14                                520        389,831
                                                                                                      ------------
                                                                                                           581,517
------------------------------------------------------------------------------------------------------------------
                                    Total Floating Rate Loan Interests - 5.0%                            2,051,304
------------------------------------------------------------------------------------------------------------------
                                    Common Stocks                                            Shares
------------------------------------------------------------------------------------------------------------------
Auto Components - 0.2%              The Goodyear Tire & Rubber Co. (e)                        4,984         76,305
------------------------------------------------------------------------------------------------------------------
Capital Markets - 0.1%              E*Trade Financial Corp. (e)                              13,069         36,593
------------------------------------------------------------------------------------------------------------------
Electrical Equipment - 0.1%         Medis Technologies Ltd. (e)                              14,935         26,883
------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels - 0.5%  EXCO Resources, Inc. (e)                                 12,460        203,347
------------------------------------------------------------------------------------------------------------------
Paper & Forest Products - 0.1%      Ainsworth Lumber Co. Ltd. (b)(e)                         15,671         29,479
                                    Ainsworth Lumber Co. Ltd. (e)                            13,964         26,242
                                                                                                      ------------
                                                                                                            55,721
------------------------------------------------------------------------------------------------------------------
                                    Total Common Stocks - 1.0%                                             398,849
------------------------------------------------------------------------------------------------------------------
                                    Preferred Securities
------------------------------------------------------------------------------------------------------------------
                                                                                              Par
                                    Capital Trusts                                           (000)
------------------------------------------------------------------------------------------------------------------
Diversified Financial Services -    Citigroup, Inc. Series E, 8.40% (d)(h)                 $    380        258,651
0.9%                                JPMorgan Chase & Co., 7.90% (d)(h)                          135        113,654
------------------------------------------------------------------------------------------------------------------
                                    Total Capital Trusts - 0.9%                                            372,305
------------------------------------------------------------------------------------------------------------------

BlackRock Series Fund, Inc. - BlackRock High Income Portfolio
Schedule of Investments                                   (Percentages shown are
September 30, 2008 (Unaudited)                              based on Net Assets)

------------------------------------------------------------------------------------------------------------------
Industry                            Preferred Stocks                                         Shares       Value
------------------------------------------------------------------------------------------------------------------
Diversified Telecommunication       PTV, Inc. Series A, 10%                                       8   $          4
Services - 0.0%
------------------------------------------------------------------------------------------------------------------
                                    Total Preferred Stocks - 0.0%                                                4
------------------------------------------------------------------------------------------------------------------
                                    Total Preferred Securities - 0.9%                                      372,309
------------------------------------------------------------------------------------------------------------------
                                    Total Long-Term Investments
                                    (Cost - $45,260,964) - 93.7%                                        38,382,853
------------------------------------------------------------------------------------------------------------------
                                                                                              Par
                                    Short-Term Securities                                    (000)
------------------------------------------------------------------------------------------------------------------
U.S. Government Agency Obligation   Fannie Mae, 2.11%, 11/04/08 (i)                        $  2,200      2,195,699
- 5.4%
------------------------------------------------------------------------------------------------------------------
                                    Total Short-Term Securities
                                    (Cost - $2,195,699) - 5.4%                                           2,195,699
------------------------------------------------------------------------------------------------------------------
                                    Total Investments
                                    (Cost - $47,456,663*) - 99.1%                                       40,578,552
                                    Other Assets Less Liabilities - 0.9%                                   399,033
                                                                                                      ------------
                                    Net Assets - 100.0%                                               $ 40,977,585
                                                                                                      ============

  * The cost and unrealized appreciation (depreciation) of investments as of September 30, 2008, as computed for federal income tax purposes, were as follows:

      Aggregate cost                         $47,471,911
                                             ===========
      Gross unrealized appreciation          $    87,061
      Gross unrealized depreciation           (6,980,421)
                                             -----------
      Net unrealized depreciation            $(6,893,360)
                                             ===========

(a)   Convertible security.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c) Represents a payment-in-kind security which may pay interest/dividends in additional par/shares.

(d)   Variable rate security. Rate shown is as of report date.

(e)   Non-income producing security.

(f)   Issuer filed for bankruptcy or is in default of interest payments.

(g)   Represents a step bond.

(h)   Security is perpetual in nature and has no stated maturity date.

(i)   Rate shown is the yield to maturity as of the date of report.

  o For Portfolio compliance purposes, the Portfolio's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

  o Investments in companies considered to be an affiliate of the Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      ------------------------------------------------------------------
                                                     Net
                                                   Activity
      Affiliate                                     (000)         Income
      ------------------------------------------------------------------
      BlackRock Liquidity Series, LLC
        Cash Sweep Series                          $(1,432)      $65,951
      ------------------------------------------------------------------

  o   Swaps outstanding as of September 30, 2008 were as follows:

      --------------------------------------------------------------------------
                                                       Notional
                                                        Amount       Unrealized
                                                        (000)       Depreciation
      --------------------------------------------------------------------------
      Sold credit default protection on Ford Motor
      Company and receive 3.80%

      Broker, JPMorgan Chase
      Expires March 2010                               $250,000      $(60,426)
      --------------------------------------------------------------------------

BlackRock Series Fund, Inc. - BlackRock High Income Portfolio
Schedule of Investments September 30, 2008 (Unaudited)
--------------------------------------------------------------------------------

  o Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

      o Level 1 - price quotations in active markets/exchanges for identical securities

      o Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)

      o Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Portfolio's own assumption used in determining the fair value of investments)

      The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Portfolio's policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent financial statements as contained in its semi-annual report.

      The following table summarizes the inputs used as of September 30, 2008 in determining the fair valuation of the Portfolio's investments:

      ----------------------------------------------------------------
      Valuation                    Investments in      Other Financial
        Inputs                       Securities          Instruments*
      ----------------------------------------------------------------
      Level 1                       $   369,370                 --
      Level 2                            40,209           $(60,426)
      Level 3                                --                 --
      ----------------------------------------------------------------
      Total                         $40,578,551           $(60,426)
                                    ==================================

      * Other financial instruments are swaps.

BlackRock Series Fund, Inc. - BlackRock Large Cap Core Portfolio
Schedule of Investments                                   (Percentages shown are
September 30, 2008 (Unaudited)                              based on Net Assets)

------------------------------------------------------------------------------------------------------------------
Industry                                   Common Stocks                                   Shares         Value
------------------------------------------------------------------------------------------------------------------
Aerospace & Defense - 5.2%                 General Dynamics Corp.                           36,000    $  2,650,320
                                           Lockheed Martin Corp.                            25,000       2,741,750
                                           Northrop Grumman Corp.                           37,000       2,239,980
                                           Raytheon Co.                                     46,000       2,461,460
                                           United Technologies Corp.                        11,000         660,660
                                                                                                      ------------
                                                                                                        10,754,170
------------------------------------------------------------------------------------------------------------------
Biotechnology - 1.6%                       Amgen, Inc. (a)                                  57,000       3,378,390
------------------------------------------------------------------------------------------------------------------
Chemicals - 0.8%                           FMC Corp.                                         5,000         256,950
                                           The Mosaic Co.                                   19,000       1,292,380
                                                                                                      ------------
                                                                                                         1,549,330
------------------------------------------------------------------------------------------------------------------
Communications Equipment - 0.2%            Cisco Systems, Inc. (a)                          15,000         338,400
------------------------------------------------------------------------------------------------------------------
Computers & Peripherals - 5.2%             Hewlett-Packard Co.                              89,000       4,115,360
                                           International Business Machines Corp.            42,000       4,912,320
                                           Western Digital Corp. (a)                        86,000       1,833,520
                                                                                                      ------------
                                                                                                        10,861,200
------------------------------------------------------------------------------------------------------------------
Construction & Engineering - 1.0%          Fluor Corp.                                      37,000       2,060,900
------------------------------------------------------------------------------------------------------------------
Consumer Finance - 1.1%                    Capital One Financial Corp.                      46,000       2,346,000
------------------------------------------------------------------------------------------------------------------
Diversified Financial Services - 0.8%      Bank of America Corp.                            23,000         805,000
                                           JPMorgan Chase & Co.                             17,000         793,900
                                                                                                      ------------
                                                                                                         1,598,900
------------------------------------------------------------------------------------------------------------------
Diversified Telecommunication              AT&T Inc.                                        35,000         977,200
Services - 0.5%
------------------------------------------------------------------------------------------------------------------
Electronic Equipment & Instruments - 1.0%  Agilent Technologies, Inc. (a)                   72,000       2,135,520
------------------------------------------------------------------------------------------------------------------
Energy Equipment & Services - 1.1%         ENSCO International, Inc.                        39,000       2,247,570
------------------------------------------------------------------------------------------------------------------
Food & Staples Retailing - 4.7%            BJ's Wholesale Club, Inc. (a)                    14,000         544,040
                                           The Kroger Co.                                   89,000       2,445,720
                                           SYSCO Corp.                                      75,000       2,312,250
                                           Wal-Mart Stores, Inc.                            75,000       4,491,750
                                                                                                      ------------
                                                                                                         9,793,760
------------------------------------------------------------------------------------------------------------------
Health Care Equipment & Supplies - 1.2%    St. Jude Medical, Inc. (a)                       55,000       2,391,950
------------------------------------------------------------------------------------------------------------------
Health Care Providers & Services - 7.3%    Aetna, Inc.                                      58,000       2,094,380
                                           AmerisourceBergen Corp.                          57,000       2,146,050
                                           Express Scripts, Inc. (a)                        34,000       2,509,880
                                           Laboratory Corp. of America Holdings (a)         15,000       1,042,500
                                           McKesson Corp.                                   43,000       2,313,830
                                           Medco Health Solutions, Inc. (a)                 53,000       2,385,000
                                           WellPoint, Inc. (a)                              54,000       2,525,580
                                                                                                      ------------
                                                                                                        15,017,220
------------------------------------------------------------------------------------------------------------------
Hotels, Restaurants & Leisure - 0.7%       McDonald's Corp.                                 25,000       1,542,500
------------------------------------------------------------------------------------------------------------------
Household Products - 0.8%                  The Procter & Gamble Co.                         24,000       1,672,560
------------------------------------------------------------------------------------------------------------------
IT Services - 1.2%                         Accenture Ltd. Class A                           65,000       2,470,000
------------------------------------------------------------------------------------------------------------------
Industrial Conglomerates - 1.2%            General Electric Co.                             94,000       2,397,000
------------------------------------------------------------------------------------------------------------------
Insurance - 4.3%                           The Allstate Corp.                               56,000       2,582,720
                                           Chubb Corp.                                      14,000         768,600
                                           Marsh & McLennan Cos., Inc.                      55,000       1,746,800
                                           The Travelers Cos., Inc.                         55,000       2,486,000
                                           UnumProvident Corp.                              51,000       1,280,100
                                                                                                      ------------
                                                                                                         8,864,220
------------------------------------------------------------------------------------------------------------------

BlackRock Series Fund, Inc. - BlackRock Large Cap Core Portfolio
Schedule of Investments                                   (Percentages shown are
September 30, 2008 (Unaudited)                              based on Net Assets)

------------------------------------------------------------------------------------------------------------------
Industry                                   Common Stocks                                   Shares         Value
------------------------------------------------------------------------------------------------------------------
Machinery - 4.7%                           AGCO Corp. (a)                                   33,000    $  1,406,130
                                           Caterpillar, Inc.                                44,000       2,622,400
                                           Cummins, Inc.                                    50,000       2,186,000
                                           Parker Hannifin Corp.                            39,000       2,067,000
                                           SPX Corp.                                        19,000       1,463,000
                                                                                                      ------------
                                                                                                         9,744,530
------------------------------------------------------------------------------------------------------------------
Media - 1.7%                               Omnicom Group Inc.                               14,000         539,840
                                           Walt Disney Co.                                  98,000       3,007,620
                                                                                                      ------------
                                                                                                         3,547,460
------------------------------------------------------------------------------------------------------------------
Metals & Mining - 0.9%                     Reliance Steel & Aluminum Co.                     9,000         341,730
                                           United States Steel Corp.                        20,000       1,552,200
                                                                                                      ------------
                                                                                                         1,893,930
------------------------------------------------------------------------------------------------------------------
Multiline Retail - 1.0%                    Big Lots, Inc. (a)                               72,000       2,003,760
------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels - 17.7%        Apache Corp.                                     26,000       2,711,280
                                           Chevron Corp.                                    63,000       5,196,240
                                           ConocoPhillips                                   58,000       4,248,500
                                           Devon Energy Corp.                               29,000       2,644,800
                                           Exxon Mobil Corp.                               123,000       9,552,180
                                           Frontline Ltd. (a)                               15,000         721,050
                                           Hess Corp.                                       29,000       2,380,320
                                           Marathon Oil Corp.                               60,000       2,392,200
                                           Murphy Oil Corp.                                 35,000       2,244,900
                                           Occidental Petroleum Corp.                       42,000       2,958,900
                                           Valero Energy Corp.                              54,000       1,636,200
                                                                                                      ------------
                                                                                                        36,686,570
------------------------------------------------------------------------------------------------------------------
Personal Products - 1.1%                   The Estee Lauder Cos., Inc. Class A              47,000       2,345,770
------------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 7.7%                     Eli Lilly & Co.                                  64,000       2,817,920
                                           Johnson & Johnson                                81,000       5,611,680
                                           Merck & Co., Inc.                               101,000       3,187,560
                                           Pfizer, Inc.                                    235,000       4,333,400
                                                                                                      ------------
                                                                                                        15,950,560
------------------------------------------------------------------------------------------------------------------
Road & Rail - 1.2%                         CSX Corp.                                        45,000       2,455,650
------------------------------------------------------------------------------------------------------------------
Semiconductors & Semiconductor             Altera Corp.                                    113,000       2,336,840
Equipment - 11.2%                          Analog Devices, Inc.                             85,000       2,239,750
                                           Broadcom Corp. Class A (a)                      122,000       2,272,860
                                           Integrated Device Technology, Inc. (a)          165,000       1,283,700
                                           Intel Corp.                                     216,000       4,045,680
                                           Intersil Corp. Class A                           59,000         978,220
                                           KLA-Tencor Corp.                                 59,000       1,867,350
                                           Linear Technology Corp.                          73,000       2,238,180
                                           Novellus Systems, Inc. (a)                       29,000         569,560
                                           Silicon Laboratories, Inc. (a)                   18,000         552,600
                                           Texas Instruments, Inc.                         115,000       2,472,500
                                           Xilinx, Inc.                                    102,000       2,391,900
                                                                                                      ------------
                                                                                                        23,249,140
------------------------------------------------------------------------------------------------------------------

BlackRock Series Fund, Inc. - BlackRock Large Cap Core Portfolio
Schedule of Investments                                   (Percentages shown are
September 30, 2008 (Unaudited)                              based on Net Assets)

------------------------------------------------------------------------------------------------------------------
Industry                                   Common Stocks                                   Shares         Value
------------------------------------------------------------------------------------------------------------------
Software - 7.2%                            Adobe Systems, Inc. (a)                          28,000    $  1,105,160
                                           CA, Inc.                                        109,000       2,175,640
                                           Compuware Corp. (a)                             130,000       1,259,700
                                           Intuit, Inc. (a)                                 44,000       1,390,840
                                           Microsoft Corp.                                  64,000       1,708,160
                                           Oracle Corp. (a)                                170,000       3,452,700
                                           Symantec Corp. (a)                              126,000       2,467,080
                                           Synopsys, Inc. (a)                               62,000       1,236,900
                                                                                                      ------------
                                                                                                        14,796,180
------------------------------------------------------------------------------------------------------------------
Specialty Retail - 4.6%                    AutoZone, Inc. (a)                               18,000       2,220,120
                                           Best Buy Co., Inc.                               11,000         412,500
                                           The Gap, Inc.                                   123,000       2,186,940
                                           Ross Stores, Inc.                                62,000       2,282,220
                                           TJX Cos., Inc.                                   76,000       2,319,520
                                                                                                      ------------
                                                                                                         9,421,300
------------------------------------------------------------------------------------------------------------------
Textiles, Apparel & Luxury Goods - 1.2%    Nike, Inc. Class B                               38,000       2,542,200
------------------------------------------------------------------------------------------------------------------
                                           Total Investments
                                           (Cost - $220,806,284*)  - 100.1%                            207,033,840
                                           Liabilities in Excess of Other
                                           Assets - (0.1)%                                                (131,396)
                                                                                                      ------------
                                           Net Assets - 100.0%                                        $206,902,444
                                                                                                      ============

  * The cost and unrealized appreciation (depreciation) of investments as of September 30, 2008, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                  $222,352,666
                                                      ============
      Gross unrealized appreciation                   $ 13,152,194
      Gross unrealized depreciation                    (28,471,020)
                                                      ------------
      Net unrealized depreciation                     $(15,318,826)
                                                      ============

(a)   Non-income producing security.

 o Investments in companies considered to be an affiliate of the Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      --------------------------------------------------------------------------
                                                           Net
                                                        Activity
      Affiliate                                           (000)       Income
      --------------------------------------------------------------------------
      BlackRock Liquidity Series, LLC
      Cash Sweep Series                                      --       $ 1,721
      BlackRock Liquidity Series, LLC
      Money Market Series                                 $(972)      $37,755
      --------------------------------------------------------------------------

 o For Portfolio compliance purposes, the Portfolio's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition will apply for purpose of this report, which may combine industry sub-classifications for reporting ease.

BlackRock Series Fund, Inc. - BlackRock Large Cap Core Portfolio
Schedule of Investments September 30, 2008 (Unaudited)
--------------------------------------------------------------------------------

 o Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

      o Level 1 - price quotations in active markets/exchanges for identical securities

      o Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)

      o Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Portfolio's own assumption used in determining the fair value of investments)

      The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Portfolio's policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent financial statements as contained in its semi-annual report.

      The following table summarizes the inputs used as of September 30, 2008 in determining the fair valuation of the Portfolio's investments:

      --------------------------------------------------------------
      Valuation                                       Investments in
       Inputs                                           Securities
      --------------------------------------------------------------
      Level 1                                          $207,033,840
      Level 2                                                    --
      Level 3                                                    --
      --------------------------------------------------------------
      Total                                            $207,033,840
                                                       =============

BlackRock Series Fund, Inc. - BlackRock Money Market Portfolio
Schedule of Investments                                   (Percentages shown are
September 30, 2008 (Unaudited)                              based on Net Assets)

------------------------------------------------------------------------------------------------------------------
                                                                                             Par
Issue                                                                                       (000)         Value
------------------------------------------------------------------------------------------------------------------
Certificates of Deposit - 5.7%
------------------------------------------------------------------------------------------------------------------
HSBC Bank USA,  2.50%, 11/06/08                                                           $  1,000    $  1,000,000
State Street Bank & Trust Co., 2.65%, 12/03/08                                              10,000      10,000,000
U.S. Bank, NA, 2.48%, 10/06/08                                                               2,500       2,500,000
Wachovia Bank, NA, 3.001%, 8/04/09 (a)                                                       1,750       1,750,000
Wells Fargo Bank NA, 2.55%, 10/17/08                                                         3,000       3,000,000
------------------------------------------------------------------------------------------------------------------
Total Certificates of Deposit                                                                           18,250,000
------------------------------------------------------------------------------------------------------------------
Certificates of Deposit - Yankee - 21.0%
------------------------------------------------------------------------------------------------------------------
Barclays Bank Plc, NY, 2.75%, 11/21/08                                                       4,000       4,000,000
Barclays Bank Plc, NY, 2.81%, 12/09/08                                                      11,000      11,000,000
BNP Paribas, NY, 2.63%, 10/02/08                                                             2,585       2,585,000
BNP Paribas, NY, 2.85%, 12/04/08                                                             3,200       3,200,000
BNP Paribas, NY, 2.845%, 12/08/08                                                            2,735       2,735,000
BNP Paribas, NY, 3.10%, 2/18/09                                                              1,000       1,000,000
Banco Bilbao Vizcaya Argentaria SA, NY, 3.185%, 12/24/08                                     1,000       1,000,000
Bank of Montreal, Chicago, 2.903%, 11/10/08                                                    800         800,000
Bank of Scotland Plc, NY, 2.68%, 10/02/08                                                    1,735       1,735,000
Bank of Scotland Plc, NY, 2.93%, 11/17/08                                                    3,500       3,500,000
DnB Nor Bank ASA, NY,  2.84%, 12/05/08                                                         550         550,000
Deutsche Bank AG, NY, 3.414%, 1/21/09 (a)                                                    2,295       2,295,000
Nordea Bank Finland Plc, NY,  4.82%, 10/17/08                                                3,370       3,370,014
Rabobank Nederland NV, NY, 3.01%, 2/19/09                                                    1,700       1,700,000
Royal Bank of Scotland, NY, 2.68%, 10/02/08                                                  2,895       2,895,000
Royal Bank of Scotland,  NY, 3.14%, 3/09/09                                                  3,690       3,690,000
SanPaolo IMI SpA, NY, 2.77%, 10/03/08                                                        1,500       1,500,000
SanPaolo IMI SpA, NY, 2.86%, 12/04/08                                                        1,400       1,400,000
SanPaolo IMI SpA, NY, 2.86%, 12/05/08                                                        2,200       2,200,000
Societe Generale, NY,  2.92%, 12/05/08                                                       2,500       2,500,000
Societe Generale, NY, 3.18%, 12/23/08                                                        5,000       5,000,113
Svenska Handelsbanken, NY, 2.61%, 10/01/08                                                   1,965       1,965,000
Toronto-Dominion Bank, NY, 2.83%, 12/05/08                                                     750         750,000
Toronto-Dominion Bank, NY, 3%, 12/16/08                                                        400         400,000
Toronto-Dominion Bank, NY, 3.11%, 12/30/08                                                     900         900,000
Toronto-Dominion Bank, NY, 3.03%, 2/11/09                                                      750         750,000
UBS AG, Stamford, 2.86%, 12/16/08                                                            4,000       4,000,000
------------------------------------------------------------------------------------------------------------------
Total Certificates of Deposit - Yankee                                                                  67,420,127
------------------------------------------------------------------------------------------------------------------
Commercial Paper (b) - 54.6%
------------------------------------------------------------------------------------------------------------------
Amstel Funding Corp., 2.75%, 10/10/08                                                        2,000       1,998,625
Atlantis One Funding Corp., 6.50%, 10/01/08                                                  1,000       1,000,000
Atlantis One Funding Corp., 2.81%, 10/10/08                                                  7,000       6,995,082
Atlantis One Funding Corp., 2.76%, 10/23/08                                                  2,500       2,495,783
Bank of America Corp., 2.912%, 12/16/08                                                      1,240       1,232,377
Bank of America Corp., 2.955%, 12/31/08                                                      3,000       2,977,591

BlackRock Series Fund, Inc. - BlackRock Money Market Portfolio
Schedule of Investments                                   (Percentages shown are
September 30, 2008 (Unaudited)                              based on Net Assets)

------------------------------------------------------------------------------------------------------------------
                                                                                             Par
Issue                                                                                       (000)         Value
------------------------------------------------------------------------------------------------------------------
Bank of America Corp., 2.96%, 3/12/09                                                     $  6,000    $  5,920,080
Beethoven Funding Corp., 2.72%, 10/10/08                                                     5,000       4,996,600
Cancara Asset Securitization LLC, 4%, 10/01/08                                               6,000       6,000,000
Ciesco, LLC, 2.75%, 10/10/08                                                                 1,000         999,312
Ciesco, LLC, 2.78%, 11/03/08                                                                 1,500       1,496,177
Citigroup Funding Inc., 2.90%, 10/27/08                                                      1,000         997,906
Citigroup Funding Inc., 2.86%, 11/18/08                                                      2,000       1,992,373
Clipper Receivables Co. LLC, 2.95%, 10/14/08                                                 5,000       4,994,674
Dexia Delaware LLC, 2.79%, 10/10/08                                                          4,650       4,646,757
Dexia Delaware LLC, 2.805%, 10/20/08                                                         3,000       2,995,559
Dexia Delaware LLC, 2.775%, 12/10/08                                                         4,000       3,978,417
DnB Nor Bank ASA, 3.02%, 10/20/08                                                            4,000       3,993,624
Erasmus Capital Corp., 2.67%, 10/01/08                                                       8,000       8,000,000
Falcon Asset Securitization Co. LLC.,  5.50%, 10/01/08                                      10,000      10,000,000
General Electric Capital Services, 2.60%, 10/14/08                                           7,500       7,492,958
General Electric Capital Services, 2.63%, 10/20/08                                           5,000       4,993,060
ING America Insurance Holdings, Inc., 3.50%, 10/06/08                                        3,000       2,998,542
JPMorgan Chase & Co., 2.45%, 10/01/08                                                        5,000       5,000,000
JPMorgan Chase & Co., 2.50%, 10/14/08                                                        3,000       2,997,292
JPMorgan Chase & Co., 2.62%, 12/03/08                                                        3,000       2,986,245
JPMorgan Chase & Co., 2.91%, 1/06/09                                                         1,500       1,488,239
New York Life Capital Corp., 2.25%, 10/21/08                                                 9,000       8,988,750
Old Line Funding, LLC, 2.79%, 10/08/08                                                       1,000         999,458
Old Line Funding, LLC, 2.79%, 10/17/08                                                       2,000       1,997,520
Park Avenue Receivables Co. LLC, 5.50%, 10/01/08                                            15,000      15,000,000
Picaros Funding LLC, 2.55%, 10/07/08                                                         8,000       7,996,600
Raiffeisen Zentralbank Oesterreich AG, 2.59%, 10/03/08                                       1,900       1,899,727
Raiffeisen Zentralbank Oesterreich AG, 2.87%, 10/17/08                                       1,000         998,724
Raiffeisen Zentralbank Oesterreich AG, 2.88%, 10/21/08                                       7,000       6,988,800
Regency Markets No. 1 LLC, 2.85%, 10/10/08                                                   5,000       4,996,437
San Paolo IMI US Financial Co., 2.63%, 10/01/08                                              2,100       2,100,000
Societe Generale North America Inc., 2.76%, 12/11/08                                         5,000       4,972,783
Solitaire Funding LLC, 2.60%, 10/08/08                                                       2,000       1,998,989
Ticonderoga Funding LLC, 2.70%, 10/02/08                                                     2,500       2,499,812
Ticonderoga Funding LLC, 2.75%, 10/20/08                                                     3,000       2,995,646
UBS Finance (Delaware), LLC, 2.835%, 12/08/08                                                4,000       3,978,580
Versailles Commercial Paper LLC, 3%, 11/04/08                                                1,500       1,495,750
------------------------------------------------------------------------------------------------------------------
Total Commercial Paper                                                                                 175,574,849
------------------------------------------------------------------------------------------------------------------
Corporate Notes (a) - 3.3%
------------------------------------------------------------------------------------------------------------------
Bank of Montreal, Chicago, 2.988%, 10/05/09 (c)                                              2,600       2,600,000

BlackRock Series Fund, Inc. - BlackRock Money Market Portfolio
Schedule of Investments                                   (Percentages shown are
September 30, 2008 (Unaudited)                              based on Net Assets)

------------------------------------------------------------------------------------------------------------------
                                                                                             Par
Issue                                                                                       (000)         Value
------------------------------------------------------------------------------------------------------------------
HSBC USA, Inc., 3.188%, 8/14/09                                                           $    485    $    485,000
ING Bank NV, 3.132%, 8/24/09                                                                 1,550       1,550,000
ING USA Global Funding Trust VI, 3.514%, 6/19/09                                               760         760,000
Lloyd's TSB Bank Plc, 3.102%, 8/07/09 (c)                                                    2,100       2,100,000
MetLife Global Funding, Inc., 2.537%, 10/06/08 (c)                                           1,300       1,300,000
Nordea Bank AB, 3.149%, 8/24/09 (c)                                                          1,950       1,950,000
------------------------------------------------------------------------------------------------------------------
Total Corporate Notes                                                                                   10,745,000
------------------------------------------------------------------------------------------------------------------
Funding Agreements - 2.8%
------------------------------------------------------------------------------------------------------------------
Jackson National Life Insurance Co., 2.986%, 5/01/09 (d)                                     9,000       9,000,000
------------------------------------------------------------------------------------------------------------------
Total Funding Agreements                                                                                 9,000,000
------------------------------------------------------------------------------------------------------------------
U.S. Government Agency & Instrumentality Obligations - 6.6%
------------------------------------------------------------------------------------------------------------------
Federal Home Loan Bank Variable Rate Notes, 3.024%, 3/20/09 (a)                              1,625       1,625,706
Federal Home Loan Bank Variable Rate Notes, 2.413%, 8/13/09 (a)                              1,700       1,700,000
Federal Home Loan Bank Variable Rate Notes, 2.393%, 8/14/09 (a)                              2,525       2,524,781
Freddie Mac Discount Notes, 2.07%, 12/15/08 (b)                                              5,000       4,978,438
Freddie Mac Discount Notes, 2.13%, 12/30/08  (b)                                             3,000       2,984,025
Freddie Mac Variable Rate Notes, 3.076%, 9/25/09 (a)                                         4,575       4,573,677
Freddie Mac Variable Rate Notes, 3.639%, 9/28/09 (a)                                         2,755       2,754,323
------------------------------------------------------------------------------------------------------------------
Total U.S. Government Agency & Instrumentality Obligations                                              21,140,950
------------------------------------------------------------------------------------------------------------------
Repurchase Agreements - 6.0%
------------------------------------------------------------------------------------------------------------------

Barclays Capital Inc., purchased on 9/30/08 to yield  2.25%
to 10/01/08, repurchase price of  $10,000,616 collateralized
by GNMA  6% due 9/15/38                                                                     10,000      10,000,000
Deutsche Bank Securities Inc., purchased on 9/30/08 to yield
2% to 10/01/08 repurchase price of  $9,513,521 collateralized
by Freddie Mac due 10/31/08 and FNMA 5.08% due 5/14/10                                       9,513       9,513,000
------------------------------------------------------------------------------------------------------------------
Total Repurchase Agreements                                                                             19,513,000
------------------------------------------------------------------------------------------------------------------
Total Investments (Cost - $321,643,926*)  - 100.0%                                                     321,643,926
Other Assets Less Liabilities - 0.0%                                                                         3,258
                                                                                                      ------------
Net Assets - 100.0%                                                                                   $321,647,184
                                                                                                      ============

  *   Cost for federal income tax purposes.

(a)   Floating rate security. Rate is as of report date.

(b)   The interest rates reflect the discount rates paid at time of purchase.

(c) Security exempt from registration under Rule 144a of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d) Restricted security as to resale, representing 2.8% of net assets were as follows:
      --------------------------------------------------------------------------
                                             Acquisition
                      Issue                     Date        Cost        Value
      --------------------------------------------------------------------------
      Jackson National Life Insurance Co.,
      2.986%, 5/01/09                         5/01/08    $9,000,000   $9,000,000
      --------------------------------------------------------------------------

BlackRock Series Fund, Inc. - BlackRock Money Market Portfolio
Schedule of Investments September 30, 2008 (Unaudited)
--------------------------------------------------------------------------------

  o Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

      o Level 1 - price quotations in active markets/exchanges for identical securities

      o Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)

      o Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Portfolio's own assumption used in determining the fair value of investments)

      The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Portfolio's policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent financial statements as contained in its semi-annual report.

      The following table summarizes the inputs used as of September 30, 2008 in determining the fair valuation of the Portfolio's investments:
      ----------------------------------------------------------------
        Valuation                                       Investments in
         Inputs                                           Securities
      ----------------------------------------------------------------
      Level 1                                                      --
      Level 2                                            $321,643,926
      Level 3                                                      --
      ----------------------------------------------------------------
      Total                                              $321,643,926
                                                         ============

BlackRock Series Fund, Inc. - BlackRock Total Return Portfolio
Schedule of Investments                                   (Percentages shown are
September 30, 2008 (Unaudited)                              based on Net Assets)

------------------------------------------------------------------------------------------------------------------
                                                                                              Par
                         Asset-Backed Securities                                             (000)        Value
------------------------------------------------------------------------------------------------------------------
                         ACE Securities Corp. Series 2003-OP1 Class
                         A2, 3.567%, 12/25/33 (a)                                     USD       23    $     19,735
                         ACE Securities Corp. Series 2005-ASP1 Class
                         M1, 3.887%, 9/25/35 (a)                                               450         144,900
                         American Express Issuance Trust Series
                         2008-2 Class A, 4.02%, 1/18/11                                        865         860,814
                         Bank One Issuance Trust Series 2004-A1 Class
                         A1, 3.45%, 10/17/11                                                 1,100       1,095,675
                         Bear Stearns Asset Backed Securities Trust
                         Series 2005-4 Class A, 3.537%, 1/25/36 (a)                            120         108,249
                         Bear Stearns Asset Backed Securities Trust
                         Series 2005-HE10 Class A2, 3.497%, 11/25/35 (a)                       346         328,620
                         Bear Stearns Asset Backed Securities Trust
                         Series 2005-SD1 Class 1A2, 3.507%, 7/25/27 (a)                        359         324,019
                         Bear Stearns Asset Backed Securities Trust
                         Series 2006-HE8 Class 1A1, 3.277%, 10/25/36 (a)                       259         246,531
                         Carrington Mortgage Loan Trust Series
                         2006-NC5 Class A1, 3.257%, 1/25/37 (a)                                402         382,408
                         Chase Issuance Trust Series 2007-A17 Class
                         A, 5.12%, 10/15/14                                                    700         682,807
                         Chase Issuance Trust Series 2008-A9 Class
                         A9, 4.26%, 5/15/13                                                    250         243,592
                         Countrywide Asset Backed Certificates Series
                         2003-2 Class M1, 4.479%, 6/26/33 (a)                                   84          19,564
                         Countrywide Asset Backed Certificates Series
                         2003-BC3 Class A2, 3.517%, 9/25/33 (a)                                 37          28,556
                         Countrywide Asset Backed Certificates Series
                         2004-5 Class A, 3.657%, 10/25/34 (a)                                   82          75,156
                         Countrywide Asset Backed Certificates Series
                         2004-13 Class AF4, 4.583%, 1/25/33 (a)                                550         534,892
                         Countrywide Asset Backed Certificates Series
                         2004-13 Class MF1, 5.071%, 12/25/34 (a)                                 3           1,960
                         Daimler Chrysler Auto Trust Series 2006-B
                         Class A3, 5.33%, 8/08/10                                              399         397,414
                         Daimler Chrysler Auto Trust Series 2006-D
                         Class A3, 4.98%, 2/08/11                                              715         713,661
                         First Franklin Mortgage Loan Asset Backed
                         Certificates Series 2005-FF10 Class A6,
                         3.557%, 11/25/35 (a)                                                  458         380,870
                         Ford Credit Auto Owner Trust Series 2006-C
                         Class A3, 5.16%, 11/15/10                                           1,100       1,092,838
                         Home Equity Asset Trust Series 2005-1 Class
                         A2, 3.487%, 5/25/35 (a)                                                38          30,463
                         Honda Auto Receivables Owner Trust Series
                         2006-3 Class A3, 5.12%, 10/15/10                                      630         631,205
                         Irwin Home Equity Corp. Series 2005-C Class
                         1A1, 3.467%, 4/25/30 (a)                                               75          70,414
                         JPMorgan Mortgage Acquisition Corp. Series
                         2006-HE3 Class A2, 2.541%, 11/25/36 (a)                               225         215,625

BlackRock Series Fund, Inc. - BlackRock Total Return Portfolio
Schedule of Investments                                   (Percentages shown are
September 30, 2008 (Unaudited)                              based on Net Assets)

------------------------------------------------------------------------------------------------------------------
                                                                                              Par
                         Asset-Backed Securities                                             (000)        Value
------------------------------------------------------------------------------------------------------------------
                         Lehman XS Trust Series 2005-5N Class 3A2, 3.567%,
                         11/25/35 (a)                                                 USD      400    $    174,935
                         Long Beach Mortgage Loan Trust Series
                         2006-11 Class 2A1, 3.267%, 12/25/36 (a)                               318         302,696
                         Morgan Stanley ABS Capital I Series 2005-HE1
                         Class A2MZ, 3.507%, 12/25/34 (a)                                       35          26,021
                         New Century Home Equity Loan Trust Series
                         2005-2 Class A2MZ, 3.467%, 6/25/35 (a)                                103          80,917
                         Option One Mortgage Loan Trust Series 2003-4
                         Class A2, 3.527%, 7/25/33 (a)                                         120          97,125
                         PECO Energy Transition Trust Series 2000-A
                         Class A3, 7.625%, 3/01/10                                             743         752,413
                         Park Place Securities, Inc. Series 2005-WCH1
                         Class A1B, 3.507%, 1/25/35 (a)                                         33          31,570
                         Park Place Securities, Inc. Series 2005-WCH1
                         Class A3D, 3.547%, 1/25/35 (a)                                         29          24,498
                         RAAC Series 2005-SP2 Class 2A, 3.507%,
                         6/25/44 (a)                                                           473         293,221
                         Residential Asset Mortgage Products, Inc.
                         Series 2005-RS3 Class AI2, 3.377%, 3/25/35 (a)                         77          66,967
                         Residential Asset Securities Corp. Series
                         2003-KS5 Class AIIB, 3.787%, 7/25/33 (a)                               53          43,124
                         SLM Student Loan Trust Series 2002-1 Class A2,
                         2.91%, 4/25/17 (a)                                                    444         439,896
                         SLM Student Loan Trust Series 2008-5 Class A2,
                         3.90%, 10/25/16 (a)                                                   920         908,050
                         SLM Student Loan Trust Series 2008-5 Class A3,
                         4.10%, 1/25/18 (a)                                                    230         229,575
                         SLM Student Loan Trust Series 2008-5 Class A4,
                         4.50%, 7/25/23 (a)                                                    630         624,718
                         Soundview Home Equity Loan Trust Series
                         2005-OPT3 Class A4, 3.507%, 11/25/35 (a)                              950         865,391
                         Structured Asset Securities Corp. Series
                         2004-23XS Class 2A1, 3.507%, 1/25/35 (a)                              154         100,114
                         Structured Asset Securities Corp. Series
                         2006-BC3 Class A2, 3.257%, 10/25/36 (a)                               427         405,518
                         USAA Auto Owner Trust Series 2006-4 Class
                         A3, 5.01%, 6/15/11                                                    677         677,878
                         USAA Auto Owner Trust Series 2006-4 Class
                         A4, 4.98%, 10/15/12                                                   775         766,890
------------------------------------------------------------------------------------------------------------------
                         Total Asset-Backed Securities - 14.2%                                          15,541,485
------------------------------------------------------------------------------------------------------------------
Industry                 Corporate Bonds
------------------------------------------------------------------------------------------------------------------
Aerospace & Defense -    Honeywell International, Inc., 5.70%, 3/15/36                         155         134,780
0.1%                     L-3 Communications Corp., 5.875%, 1/15/15                              30          27,150
                         L-3 Communications Corp. Series B, 6.375%, 10/15/15                     7           6,440
                                                                                                      ------------
                                                                                                           168,370
------------------------------------------------------------------------------------------------------------------
Air Freight & Logistics  United Parcel Service, Inc., 6.20%, 1/15/38                            15          13,951
- 0.0%
------------------------------------------------------------------------------------------------------------------

BlackRock Series Fund, Inc. - BlackRock Total Return Portfolio
Schedule of Investments                                   (Percentages shown are
September 30, 2008 (Unaudited)                              based on Net Assets)

------------------------------------------------------------------------------------------------------------------
                                                                                              Par
Industry                 Corporate Bonds                                                     (000)        Value
------------------------------------------------------------------------------------------------------------------
Airlines - 0.2%          American Airlines, Inc. Series 2003-1,
                         3.857%, 1/09/12                                              USD       87    $     79,211
                         Continental Airlines, Inc. Series 2002-1,
                         6.563%, 8/15/13                                                       140         126,700
                                                                                                      ------------
                                                                                                           205,911
------------------------------------------------------------------------------------------------------------------
Capital Markets - 2.2%   The Bear Stearns Cos., Inc., 4.903%, 7/19/10 (a)                      145         142,096
                         The Bear Stearns Cos., Inc., 6.95%, 8/10/12                            95          95,962
                         Goldman Sachs Capital II, 5.793% (a)(b)                               175          76,879
                         The Goldman Sachs Group, Inc., 5.25%, 10/15/13                        550         462,631
                         Lehman Brothers Holdings, Inc., 5.625%, 1/24/13 (c)(d)                270          33,750
                         Lehman Brothers Holdings, Inc., 6.50%, 7/19/17 (c)(d)                 150             188
                         Lehman Brothers Holdings, Inc., 6.75%, 12/28/17 (c)(d)                325             406
                         Lehman Brothers Holdings, Inc. Series MTN, 7%,
                         9/27/27 (c)(d)                                                        165          20,625
                         Morgan Stanley Series F, 5.55%, 4/27/17                               660         409,154
                         Morgan Stanley Series F, 5.95%, 12/28/17                              540         338,281
                         UBS AG, 5.75%, 4/25/18                                                400         347,900
                         UBS AG Series DPNT, 5.875%, 12/20/17                                  545         483,918
                                                                                                      ------------
                                                                                                         2,411,790
------------------------------------------------------------------------------------------------------------------
Commercial Banks - 0.8%  Corporacion Andina de Fomento, 6.875%, 3/15/12                        220         229,548
                         Royal Bank of Scotland Group Plc, 6.99% (a)(b)(e)                     475         353,994
                         Wachovia Bank NA, 6.60%, 1/15/38                                      550         325,846
                                                                                                      ------------
                                                                                                           909,388
------------------------------------------------------------------------------------------------------------------
Computers & Peripherals  International Business Machines Corp., 5.70%, 9/14/17                 325         314,820
- 0.3%
------------------------------------------------------------------------------------------------------------------
Consumer Finance - 0.6%  HSBC Finance Corp., 6.50%, 11/15/08                                   200         199,289
                         SLM Corp., 3%, 1/26/09 (a)                                            150         139,506
                         SLM Corp., 2.94%, 7/27/09 (a)                                         125         110,027
                         SLM Corp., 5.40%, 10/25/11                                            180         126,000
                         SLM Corp. Series A, 4%, 1/15/09                                       140         114,800
                                                                                                      ------------
                                                                                                           689,622
------------------------------------------------------------------------------------------------------------------
Diversified Financial    Bank of America Corp., 4.875%, 9/15/12                                225         207,913
Services - 4.2%          Bank of America Corp., 5.75%, 12/01/17                                780         661,431
                         Bank of America Corp., 6%, 9/01/17 (f)                                 60          51,756
                         Citigroup, Inc., 5.625%, 8/27/12                                      430         370,633
                         General Electric Capital Corp., 5.875%,
                         2/15/12                                                             1,115       1,080,815
                         General Electric Capital Corp., 6.15%,
                         8/07/37                                                               305         233,520
                         General Electric Capital Corp., 6.375%,
                         11/15/67 (a)                                                          275         222,522
                         General Electric Capital Corp. Series A, 5%,
                         12/01/10 (f)                                                        1,375       1,328,297
                         JPMorgan Chase Bank NA, 6%, 7/05/17                                   450         410,948
                                                                                                      ------------
                                                                                                         4,567,835
------------------------------------------------------------------------------------------------------------------
Diversified              AT&T, Inc., 6.50%, 9/01/37                                            475         404,073
Telecommunication
Services - 0.6%
------------------------------------------------------------------------------------------------------------------
Telecommunication        GTE Corp., 6.84%, 4/15/18                                             270         254,942
Services - 0.7%          Qwest Communications International, Inc.,
                         7.50%, 2/15/14                                                         85          73,525
                                                                                                      ------------
                                                                                                           732,540
------------------------------------------------------------------------------------------------------------------
Electric Utilities -     Florida Power & Light Co., 5.95%, 2/01/38                             225         208,910
0.7%                     Florida Power Corp., 6.40%, 6/15/38                                    75          71,020
                         Nevada Power Co., 6.65%, 4/01/36                                      140         124,050

BlackRock Series Fund, Inc. - BlackRock Total Return Portfolio
Schedule of Investments                                   (Percentages shown are
September 30, 2008 (Unaudited)                              based on Net Assets)

------------------------------------------------------------------------------------------------------------------
                                                                                              Par
Industry                 Corporate Bonds                                                     (000)        Value
------------------------------------------------------------------------------------------------------------------
                         Sierra Pacific Power Co., 6%, 5/15/16                        USD      190    $    178,113
                         Southern California Edison Co., 5.625%, 2/01/36                       180         156,920
                                                                                                      ------------
                                                                                                           739,013
------------------------------------------------------------------------------------------------------------------
Energy Equipment &       Transocean, Inc., 6%, 3/15/18                                          35          32,665
Services - 0.0%          Transocean, Inc., 6.80%, 3/15/38                                       50          45,875
                                                                                                      ------------
                                                                                                            78,540
------------------------------------------------------------------------------------------------------------------
Food Products - 0.3%     Kraft Foods, Inc., 6.50%, 8/11/17                                     330         317,527
------------------------------------------------------------------------------------------------------------------
Health Care Providers &  UnitedHealth Group, Inc., 5.80%, 3/15/36                              130          98,625
Services - 0.1%
------------------------------------------------------------------------------------------------------------------
Hotels, Restaurants      American Real Estate Partners LP, 7.125%, 2/15/13                      20          15,300
& Leisure - 0.1%         Harrah's Operating Co., Inc., 10.75%,
                         2/01/18 (e)(g)                                                        300         123,654
                                                                                                      ------------
                                                                                                           138,954
------------------------------------------------------------------------------------------------------------------
Independent Power        Texas Competitive Electric Holdings Co. LLC
Producers & Energy       Series B, 10.25%, 11/01/15 (e)                                        220         198,550
Traders - 0.2%
------------------------------------------------------------------------------------------------------------------
Insurance - 1.0%         American International Group, Inc., 6.25%, 5/01/36                    195          90,387
                         American International Group, Inc., 8.175%, 5/15/58 (a)(e)            460          73,689
                         Chubb Corp., 6.375%, 3/29/67 (a)                                      200         152,515
                         Lincoln National Corp., 7%, 5/17/66 (a)                               130          99,136
                         MetLife, Inc., 6.40%, 12/15/66                                        250         155,859
                         Metropolitan Life Global Funding I, 5.125%, 4/10/13 (e)               425         412,877
                         Reinsurance Group of America, 6.75%, 12/15/65 (a)                     135          87,910
                                                                                                      ------------
                                                                                                         1,072,373
------------------------------------------------------------------------------------------------------------------
Media - 2.3%             CSC Holdings, Inc. Series B, 8.125%, 7/15/09                           25          24,750
                         Cablevision Systems Corp. Series B, 8.334%,
                         4/01/09 (a)                                                           155         153,063
                         Comcast Cable Communications Holdings, Inc.,
                         8.375%, 3/15/13                                                       600         629,274
                         Comcast Corp., 6.50%, 1/15/17                                         255         239,663
                         Comcast Corp., 6.45%, 3/15/37                                         225         181,477
                         Cox Communications, Inc., 7.125%, 10/01/12                            135         137,547
                         News America, Inc., 6.40%, 12/15/35                                   200         168,006
                         News America, Inc., 6.75%, 1/09/38                                    120         116,804
                         Time Warner Cable, Inc., 6.20%, 7/01/13                               225         218,283
                         Time Warner Cable, Inc., 5.85%, 5/01/17                               275         242,285
                         Time Warner Cos., Inc., 9.125%, 1/15/13                               405         425,247
                                                                                                      ------------
                                                                                                         2,536,399
------------------------------------------------------------------------------------------------------------------
Metals & Mining - 0.3%   Freeport-McMoRan Copper & Gold, Inc., 7.084%, 4/01/15 (a)              65          62,263
                         Freeport-McMoRan Copper & Gold, Inc., 8.25%, 4/01/15                   90          88,425
                         Freeport-McMoRan Copper & Gold, Inc., 8.375%, 4/01/17                 180         177,300
                                                                                                      ------------
                                                                                                           327,988
------------------------------------------------------------------------------------------------------------------
Multi-Utilities - 0.1%   Xcel Energy, Inc., 6.50%, 7/01/36                                      90          81,003
------------------------------------------------------------------------------------------------------------------
Multiline Retail - 0.6%  Target Corp., 6%, 1/15/18                                             650         615,410
------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable    Anadarko Petroleum Corp., 5.95%, 9/15/16                              600         551,469
Fuels - 1.6%             Canadian Natural Resources, Ltd., 6.25%, 3/15/38                      125          96,404
                         Devon Financing Corp. ULC, 7.875%, 9/30/31                            100         101,547
                         Gazprom OAO, 7.288%, 8/16/37 (e)                                      190         134,900
                         MidAmerican Energy Holdings Co., 5.95%, 5/15/37                       250         204,643

BlackRock Series Fund, Inc. - BlackRock Total Return Portfolio
Schedule of Investments                                   (Percentages shown are
September 30, 2008 (Unaudited)                              based on Net Assets)

------------------------------------------------------------------------------------------------------------------
                                                                                              Par
Industry                 Corporate Bonds                                                     (000)        Value
------------------------------------------------------------------------------------------------------------------
                         MidAmerican Energy Holdings Co., 6.50%, 9/15/37              USD      150    $    131,604
                         Motiva Enterprises LLC, 5.20%, 9/15/12 (e)                            135         138,949
                         Petrobras International Finance Co., 5.875%,
                         3/01/18                                                                90          81,799
                         Sabine Pass LNG LP, 7.50%, 11/30/16                                   135         105,300
                         Tennessee Gas Pipeline Co., 7%, 10/15/28                               35          29,993
                         XTO Energy, Inc., 6.75%, 8/01/37                                      175         155,280
                                                                                                      ------------
                                                                                                         1,731,888
------------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 0.5%   Bristol-Myers Squibb Co., 5.875%, 11/15/36                            175         154,218
                         GlaxoSmithKline Capital, Inc., 4.85%, 5/15/13                         250         245,431
                         Wyeth, 6%, 2/15/36                                                    190         176,990
                                                                                                      ------------
                                                                                                           576,639
------------------------------------------------------------------------------------------------------------------
Software - 0.1%          Oracle Corp., 5.75%, 4/15/18                                          180         167,131
------------------------------------------------------------------------------------------------------------------
Wireless                 Vodafone Group Plc, 6.15%, 2/27/37                                    100          80,311
Telecommunication
Services - 0.1%
------------------------------------------------------------------------------------------------------------------
                         Total Corporate Bonds - 17.1%                                                  18,774,578
------------------------------------------------------------------------------------------------------------------
                         Foreign Government Obligations
------------------------------------------------------------------------------------------------------------------
                         Bundesrepublik Deutschland Series 05, 4%, 1/04/37            EUR      275         350,334
                         Bundesrepublik Deutschland Series 07, 4.25%, 7/04/39                  150         199,091
                         Mexican Bonos Series M 10, 7.25%, 12/15/16                   MXN    3,100         264,010
                         Mexican Bonos Series M 20, 10%, 12/05/24                           10,260       1,064,820
                         Mexico Government International Bond, 6.375%, 1/16/13        USD      130         133,640
------------------------------------------------------------------------------------------------------------------
                         Total Foreign Government Obligations - 1.8%                                     2,011,895
------------------------------------------------------------------------------------------------------------------
                         U.S. Government Agency Mortgage-Backed Securities
------------------------------------------------------------------------------------------------------------------
                         Fannie Mae Guaranteed Pass-Through Certificates:
                               4.00%, 10/20/38 (h)                                           1,200       1,141,126
                               4.50%, 10/15/23 (h)                                           1,200       1,169,250
                               4.862%, 8/01/38 (a)                                             724         715,813
                               5.00%, 10/15/23 - 10/15/38 (h)                                9,890       9,652,421
                               5.50%, 7/01/22 - 10/15/38 (h)                                27,435      27,386,841
                               6.00%, 2/01/17 - 10/15/38 (h)                                12,125      12,284,376
                               6.50%, 8/01/32 - 10/15/38 (h)                                13,474      13,816,671
                               7.00%, 2/01/16                                                   52          54,684
                         Freddie Mac Mortgage Participation Certificates:
                               5.00%, 12/01/35 - 10/15/38 (h)                                3,015       2,939,070
                               5.068%, 4/01/38 (a)                                             631         628,036
                               5.235%, 7/01/38 (a)                                             625         625,882
                               5.308%, 8/01/38 (a)                                             573         580,114
                               5.34%, 7/01/38 (a)                                              525         516,520
                               5.50%, 2/01/35 - 10/15/38 (h)                                 5,563       5,534,057
                               6.00%, 6/01/35 - 10/15/38 (h)                                 4,430       4,485,246
                               7.00%, 1/01/32 - 9/01/32                                        148         155,433

BlackRock Series Fund, Inc. - BlackRock Total Return Portfolio
Schedule of Investments                                   (Percentages shown are
September 30, 2008 (Unaudited)                              based on Net Assets)

------------------------------------------------------------------------------------------------------------------
                                                                                              Par
                         U.S. Government Agency Mortgage-Backed Securities                   (000)        Value
------------------------------------------------------------------------------------------------------------------
                         Ginnie Mae MBS Certificates:
                               5.00%, 3/15/17 (h)                                     USD    1,000    $    979,688
                               5.50%, 5/20/36                                                3,612       3,607,150
                               6.00%, 12/20/37 - 10/21/38 (h)                                3,102       3,145,289
                               6.50%, 6/15/31 - 10/15/38 (h)                                 4,332       4,429,913
                               7.00%, 12/15/30                                                 370         389,004
------------------------------------------------------------------------------------------------------------------
                         Total U.S. Government Agency Mortgage-Backed
                         Securities - 85.9%                                                             94,236,584
------------------------------------------------------------------------------------------------------------------
                         U.S. Government Agency Mortgage-Backed Securities
                         - Collateralized Mortgage Obligations
------------------------------------------------------------------------------------------------------------------
                         Fannie Mae Trust Series 360 Class 2, 5%, 8/01/35 (i)                1,093         239,806
                         Fannie Mae Trust Series 378 Class 4, 5%, 7/01/36 (i)                1,156         227,772
                         Fannie Mae Trust Series 2004-25 Class PA,
                         5.50%, 10/25/30                                                       400         405,274
                         Fannie Mae Trust Series 2005-69 Class LE,
                         5.50%, 11/25/33 (g)                                                 1,088       1,104,517
                         Freddie Mac Multiclass Certificates Series
                         2684 Class SP, 4.986%, 1/15/33 (i)                                    135          19,629
                         Freddie Mac Multiclass Certificates Series
                         3020 Class MA, 5.50%, 4/15/27 (e)                                     680         689,524
                         Freddie Mac Multiclass Certificates Series
                         3067 Class PG, 5.50%, 6/15/25                                         420         425,853
                         Freddie Mac Multiclass Certificates Series
                         3068 Class VA, 5.50%, 10/15/16                                        326         330,826
                         Freddie Mac Multiclass Certificates Series
                         3087 Class VA, 5.50%, 3/15/15                                         910         927,743
                         Freddie Mac Multiclass Certificates Series
                         3137 Class XP, 6%, 4/15/36                                            539         553,682
                         Freddie Mac Multiclass Certificates Series
                         3208 Class PS, 4.586%, 8/15/36 (i)                                    664          68,881
                         Freddie Mac Multiclass Certificates Series
                         3316 Class SB, 4.729%, 8/15/35 (i)                                    119          12,121
------------------------------------------------------------------------------------------------------------------
                         Total U.S. Government Agency Mortgage-Backed Securities
                         - Collateralized Mortgage Obligations - 4.6%                                    5,005,628
------------------------------------------------------------------------------------------------------------------
                         Non-Government Agency Mortgage-Backed Securities
------------------------------------------------------------------------------------------------------------------
Collateralized Mortgage  Bear Stearns Adjustable Rate Mortgage Trust
Obligations - 14.1%      Series 2005-4 Class 3A1, 5.372%, 8/25/35 (a)(e)                     3,109       2,784,519
                         Bear Stearns Adjustable Rate Mortgage Trust
                         Series 2006-2 Class 2A1, 5.65%, 7/25/36 (a)                         1,025         728,570
                         Citigroup Mortgage Loan Trust, Inc. Series
                         2005-4 Class A, 5.343%, 8/25/35 (a)(e)                              1,112         954,614
                         Citimortgage Alternative Loan Trust Series
                         2007-A8 Class A1, 6%, 10/25/37                                        748         553,786
                         Countrywide Alternative Loan Trust Series
                         2006-01A0 Class 1A1, 3.815%, 8/25/46 (a)                              143          88,036
                         Countrywide Alternative Loan Trust Series
                         2006-OC10 Class 2A1, 3.297%, 11/25/36 (a)                             313         277,713

BlackRock Series Fund, Inc. - BlackRock Total Return Portfolio
Schedule of Investments                                   (Percentages shown are
September 30, 2008 (Unaudited)                              based on Net Assets)

------------------------------------------------------------------------------------------------------------------
                                                                                              Par
                         Non-Government Agency Mortgage-Backed Securities                    (000)       Value
------------------------------------------------------------------------------------------------------------------
                         Countrywide Home Loan Mortgage Pass-Through
                         Trust Series 2006-0A5 Class 2A1, 3.407%,
                         4/25/46 (a)                                                  USD      147    $     88,980
                         Countrywide Home Loan Mortgage Pass-Through
                         Trust Series 2006-0A5 Class 3A1, 3.407%,
                         4/25/46 (a)                                                           299         182,184
                         Countrywide Home Loan Mortgage Pass-Through
                         Trust Series 2007-16 Class A1, 6.50%,
                         10/25/37                                                              441         346,534
                         Countrywide Home Loan Mortgage Pass-Through
                         Trust Series 2007-J3 Class A10, 6%, 7/25/37                           566         381,417
                         Credit Suisse Mortgage Capital Certificate
                         Series 2006-8 Class 3A1, 6%, 10/25/21                                 222         159,311
                         First Horizon Asset Securities, Inc. Series
                         2005-AR3 Class 3A1, 5.499%, 8/25/35 (a)                               198         179,507
                         GSR Mortgage Loan Trust Series 2005-AR4
                         Class 6A1, 5.25%, 7/25/35 (a)                                       1,145       1,004,675
                         Harborview Mortgage Loan Trust Series 2006-9
                         Class 2A1A, 4.488%, 11/19/36 (a)                                      265         161,870
                         Impac Secured Assets CMN Owner Trust Series
                         2004-3 Class 1A4, 3.607%, 11/25/34 (a)                                 93          73,348
                         Impac Secured Assets CMN Owner Trust Series
                         2004-3 Class M1, 3.807%, 11/25/34 (a)                                 500         185,000
                         JPMorgan Mortgage Trust Series 2006-S2 Class
                         2A2, 5.875%, 7/25/36                                                   74          69,570
                         JPMorgan Mortgage Trust Series 2007-S1 Class
                         1A2, 5.50%, 3/25/22                                                    77          71,102
                         Luminent Mortgage Trust Series 2006-7 Class
                         1A1, 3.387%, 12/25/36 (a)                                             673         376,614
                         Residential Accredit Loans, Inc. Series
                         2006-Q02 Class A1, 3.427%, 2/25/46 (a)                                236         146,286
                         Residential Accredit Loans, Inc. Series
                         2007-Q03 Class A1, 3.367%, 3/25/47 (a)                                185         109,394
                         Structured Adjustable Rate Mortgage Loan
                         Trust Series 2007-3 Class 2A1, 5.731%,
                         4/25/37 (a)                                                           813         636,560
                         Structured Asset Securities Corp. Series
                         2005-GEL2 Class A, 3.487%, 4/25/35 (a)                                 57          48,586
                         Structured Asset Securities Corp. Series
                         2005-OPT1 Class A4M, 3.557%, 11/25/35 (a)                             179         156,536
                         WaMu Mortgage Pass-Through Certificates
                         Series 2006-AR18 Class 1A1, 5.342%, 1/25/37 (a)                       515         408,007
                         WaMu Mortgage Pass-Through Certificates
                         Series 2007-0A4 Class 1A, 3.625%, 5/25/47 (a)                         181         108,579
                         WaMu Mortgage Pass-Through Certificates
                         Series 2007-0A5 Class 1A, 3.605%, 6/25/47 (a)                         316         195,167
                         WaMu Mortgage Pass-Through Certificates
                         Series 2007-HY3 Class 1A1, 5.662%, 3/25/37
                         (a)(e)                                                              2,195       1,678,771
                         Wells Fargo Mortgage Backed Securities Trust
                         Series 2005-AR15 Class 2A1, 5.113%, 9/25/35
                         (a)(e)                                                              1,135         978,059

BlackRock Series Fund, Inc. - BlackRock Total Return Portfolio
Schedule of Investments                                   (Percentages shown are
September 30, 2008 (Unaudited)                              based on Net Assets)

------------------------------------------------------------------------------------------------------------------
                                                                                              Par
                         Non-Government Agency Mortgage-Backed Securities                    (000)       Value
------------------------------------------------------------------------------------------------------------------
                         Wells Fargo Mortgage Backed Securities Trust
                         Series 2006-AR2 Class 2A5, 5.106%, 3/25/36 (a)               USD    1,099    $    976,098
                         Wells Fargo Mortgage Backed Securities Trust
                         Series 2006-AR3 Class A4, 5.703%, 3/25/36 (a)                         996         799,042
                         Wells Fargo Mortgage Backed Securities Trust
                         Series 2006-AR12 Class 2A1, 6.10%, 9/25/36 (a)                        241         207,048
                         Wells Fargo Mortgage Backed Securities Trust
                         Series 2006-AR17 Class A1, 5.331%, 10/25/36 (a)                       417         332,524
                                                                                                      ------------
                                                                                                        15,448,007
------------------------------------------------------------------------------------------------------------------
Commercial               Bank of America Commercial Mortgage, Inc.
Mortgage-Backed          Series 2001-1 Class B, 6.674%, 4/15/36                                840         844,832
Securities - 18.1%       Bank of America Commercial Mortgage, Inc.
                         Series 2003-2 Class A3, 4.873%, 3/11/41 (a)                           755         716,998
                         Bear Stearns Commercial Mortgage Securities
                         Series 1998-C1 Class A2, 6.44%, 6/16/30                                39          38,842
                         Bear Stearns Commercial Mortgage Securities
                         Series 2005-PWR8 Class A4, 4.674%, 6/11/41                            750         666,921
                         Bear Stearns Commercial Mortgage Securities
                         Series 2006-PW11 Class A4, 5.456%, 3/11/39 (a)(e)                     825         741,536
                         Bear Stearns Commercial Mortgage Securities
                         Series 2007-PW17 Class A4, 5.694%, 6/11/50 (a)                        525         447,208
                         CS First Boston Mortgage Securities Corp.
                         Series 2002-CP5 Class A1, 4.106%, 12/15/35                            298         284,121
                         Chase Commercial Mortgage Securities Corp.
                         Series 1999-2 Class A2, 7.198%, 1/15/32                               634         639,045
                         Citigroup Commercial Mortgage Trust Series
                         2006-C5 Class A4, 5.431%, 10/15/49                                    155         135,673
                         Citigroup Commercial Mortgage Trust Series
                         2007-C6 Class AM, 5.70%, 12/10/49 (a)                                 275         213,266
                         Citigroup Commercial Mortgage Trust Series
                         2008-C7 Class A4, 6.096%, 12/10/49 (a)                                430         377,895
                         Citigroup/Deutsche Bank Commercial Mortgage
                         Trust Series 2007-CD5 Class A4, 5.886%, 11/15/44 (a)                  275         235,720
                         Commercial Mortgage Pass-Through Certificates
                         Series 2004-LB3A Class A3, 5.09%, 7/10/37 (a)                         325         316,342
                         First Union National Bank Commercial Mortgage Series
                         1999-C4 Class E, 8.15%, 12/15/31 (a)(e)                               745         758,981
                         GMAC Commercial Mortgage Securities, Inc.
                         Series 2000-C3 Class A2, 6.957%, 9/15/35                              813         822,469
                         GMAC Commercial Mortgage Securities, Inc.
                         Series 2001-C1 Class B, 6.67%, 4/15/34 (a)                            690         694,399
                         GMAC Commercial Mortgage Securities, Inc.
                         Series 2003-C3 Class A3, 4.646%, 4/10/40                              850         820,273

BlackRock Series Fund, Inc. - BlackRock Total Return Portfolio
Schedule of Investments                                   (Percentages shown are
September 30, 2008 (Unaudited)                              based on Net Assets)

------------------------------------------------------------------------------------------------------------------
                                                                                              Par
                         Non-Government Agency Mortgage-Backed Securities                    (000)       Value
------------------------------------------------------------------------------------------------------------------
                         GS Mortgage Securities Corp. II Series
                         2006-GG6 Class A2, 5.506%, 4/10/38 (a)                       USD      700    $    680,702
                         Greenwich Capital Commercial Funding Corp.
                         Series 2004-GG1 Class A4, 4.755%, 6/10/36                             900         885,143
                         Greenwich Capital Commercial Funding Corp.
                         Series 2005-GG5 Class AJ, 5.301%, 4/10/37 (a)(e)                      225         179,265
                         Greenwich Capital Commercial Funding Corp.
                         Series 2006-GG7 Class A4, 5.914%, 7/10/38 (a)                       1,390       1,263,032
                         Greenwich Capital Commercial Funding Corp.
                         Series 2007-GG9 Class A4, 5.444%, 3/10/39                             725         612,706
                         JPMorgan Chase Commercial Mortgage
                         Securities Corp. Series 2001-CIB2 Class A3,
                         6.429%, 4/15/35                                                       735         735,868
                         JPMorgan Chase Commercial Mortgage
                         Securities Corp. Series 2006-CB17 Class A4,
                         5.429%, 12/12/43                                                      100          86,858
                         JPMorgan Chase Commercial Mortgage
                         Securities Corp. Series 2007-LD1 Class A2,
                         5.804%, 6/15/49 (a)                                                   275         258,791
                         JPMorgan Chase Commercial Mortgage
                         Securities Corp. Series 2007-LD12 Class A2,
                         5.827%, 2/15/51                                                       225         210,804
                         LB-UBS Commercial Mortgage Trust Series
                         2000-C3 Class A2, 7.95%, 5/15/25 (a)                                  694         706,633
                         LB-UBS Commercial Mortgage Trust Series
                         2005-C3 Class A5, 4.739%, 7/15/30                                     600         534,086
                         LB-UBS Commercial Mortgage Trust Series
                         2006-C1 Class A4, 5.156%, 2/15/31                                     635         556,461
                         LB-UBS Commercial Mortgage Trust Series
                         2007-C2 Class A3, 5.43%, 2/15/40 (e)                                  500         419,389
                         LB-UBS Commercial Mortgage Trust Series
                         2007-C7 Class A2, 5.588%, 9/15/45                                     745         689,206
                         Morgan Stanley Capital I Series 2006-IQ12
                         Class A4, 5.332%, 12/15/43                                            300         260,207
                         Morgan Stanley Capital I Series 2007-HQ12
                         Class A2, 5.632%, 4/12/49 (a)                                         100          93,512
                         Morgan Stanley Capital I Series 2008-T29
                         Class A4, 6.28%, 1/11/43 (a)                                          675         597,465
                         Wachovia Bank Commercial Mortgage Trust
                         Series 2005-C20 Class A6A, 5.11%, 7/15/42 (a)                         680         640,680
                         Wachovia Bank Commercial Mortgage Trust
                         Series 2005-C21 Class A3, 5.209%, 10/15/44 (a)                        310         302,915
                         Wachovia Bank Commercial Mortgage Trust
                         Series 2006-C26 Class A3, 6.011%, 6/15/45 (a)                         645         583,612
                         Wachovia Bank Commercial Mortgage Trust
                         Series 2006-C28 Class AJ, 5.632%, 10/15/48 (a)                         80          58,209
                         Wachovia Bank Commercial Mortgage Trust
                         Series 2006-C29 Class AJ, 5.368%, 11/15/48 (a)                         80          56,750

BlackRock Series Fund, Inc. - BlackRock Total Return Portfolio
Schedule of Investments                                   (Percentages shown are
September 30, 2008 (Unaudited)                              based on Net Assets)

------------------------------------------------------------------------------------------------------------------
                                                                                              Par
                         Non-Government Agency Mortgage-Backed Securities                    (000)       Value
------------------------------------------------------------------------------------------------------------------
                         Wachovia Bank Commercial Mortgage Trust
                         Series 2007-C33 Class A4, 5.903%, 2/15/51
                         (a)(e)                                                       USD      850    $    731,324
                                                                                                      ------------
                                                                                                        19,898,139
------------------------------------------------------------------------------------------------------------------
                         Total Non-Government Agency Mortgage-Backed
                         Securities - 32.2%                                                             35,346,146
------------------------------------------------------------------------------------------------------------------
                         U.S. Government and Agency Obligations
------------------------------------------------------------------------------------------------------------------
                         Fannie Mae, 2.875%, 10/12/10                                        1,165       1,159,671
                         Federal Home Loan Bank of Chicago, 5.625%,
                         6/13/16                                                               550         504,355
                         Federal Home Loan Banks, 5.375%, 5/15/19 (f)                        1,230       1,275,942
                         Freddie Mac, 5.875%, 3/21/11                                          745         774,708
                         Freddie Mac, 5.75%, 6/27/16                                           560         555,358
                         U.S. Treasury Inflation Indexed Bonds, 1.625%, 1/15/15              1,612       1,570,025
                         U.S. Treasury Inflation Indexed Bonds, 2.375%, 1/15/25                408         395,658
                         U.S. Treasury Inflation Indexed Bonds, 1.75%, 1/15/28                 892         778,473
                         U.S. Treasury Notes, 4%, 8/15/18                                      400         405,688
                         U.S. Treasury Notes, 5%, 5/15/37                                      175         194,674
                         U.S. Treasury Notes, 4.375%, 2/15/38                                  340         344,330
------------------------------------------------------------------------------------------------------------------
                         Total U.S. Government and Agency Obligations - 7.3%                             7,958,882
------------------------------------------------------------------------------------------------------------------
                         Preferred Securities
------------------------------------------------------------------------------------------------------------------
Industry                 Capital Trusts
------------------------------------------------------------------------------------------------------------------
Capital Markets - 0.3%   Credit Suisse Guernsey Ltd., 5.86% (a)(b)                             430         325,539
                         Lehman Brothers Holdings Capital Trust VII,
                         5.857% (a)(b)(c)(d)                                                    55               6
                                                                                                      ------------
                                                                                                           325,545
------------------------------------------------------------------------------------------------------------------
Commercial Banks - 0.7%  BAC Capital Trust VI, 5.625%, 3/08/35                                 150         114,510
                         Barclays Bank Plc, 7.434% (a)(b)(e)                                   125         101,789
                         Barclays Bank Plc, 8.55% (a)(b)(e)                                    290         266,258
                         Wachovia Corp. Series K, 7.98% (a)(b)                                 550         229,867
                                                                                                      ------------
                                                                                                           712,424
------------------------------------------------------------------------------------------------------------------
Diversified Financial    Bank of America Corp. Series K, 8% (a)(b)                             415         328,625
Services - 1.4%          Bank of America Corp. Series M, 8.125% (a)(b)                         200         161,588
                         Citigroup, Inc., 8.30%, 12/21/77 (a)                                  360         268,222
                         JPMorgan Chase & Co., 7.90% (a)(b)                                    625         526,175
                         JPMorgan Chase Capital XXV, 6.80%, 10/01/37                           380         291,291
                                                                                                      ------------
                                                                                                         1,575,901
------------------------------------------------------------------------------------------------------------------
Insurance - 0.2%         Progressive Corp., 6.70%, 6/15/37 (a)                                 190         154,805
                         The Travelers Cos., Inc., 6.25%, 3/15/67 (a)                          145         111,524
                                                                                                      ------------
                                                                                                           266,329
------------------------------------------------------------------------------------------------------------------
                         Total Preferred Securities - 2.6%                                               2,880,199
------------------------------------------------------------------------------------------------------------------
                         Total Long-Term Investments
                         (Cost - $194,057,143*) - 165.7%                                               181,755,397
------------------------------------------------------------------------------------------------------------------
                         Short-Term Securities
------------------------------------------------------------------------------------------------------------------
U.S. Government Agency   Federal Home Loan Banks, 0.75%, 10/09/08                              800         799,867
Obligations (j) - 1.5%   Freddie Mac, 2.38%, 11/17/08                                          900         897,262
------------------------------------------------------------------------------------------------------------------
                         Total Short-Term Securities
                         (Cost - $1,697,129) - 1.5%                                                      1,697,129
------------------------------------------------------------------------------------------------------------------

BlackRock Series Fund, Inc. - BlackRock Total Return Portfolio
Schedule of Investments                                   (Percentages shown are
September 30, 2008 (Unaudited)                              based on Net Assets)

------------------------------------------------------------------------------------------------------------------
                         Options Purchased                                           Contracts (k)        Value
------------------------------------------------------------------------------------------------------------------
Call Swaptions           Receive a fixed rate of 5.36% and pay a floating
                         rate based on 3-month LIBOR, expiring June 2013                     1,900    $     81,349
                         Receive a fixed rate of 5.705% and pay a floating
                         rate based on 3-month LIBOR, expiring May 2012                      1,900         161,504
                         Receive a fixed rate of 5.78% and pay a floating
                         rate based on 3-month LIBOR, expiring August 2010                   3,700         333,988
                         Receive a fixed rate of 4.12% and pay a floating
                         rate based on 3-month LIBOR, expiring September 2009                2,800          61,356
                                                                                                      ------------
                                                                                                           638,197
------------------------------------------------------------------------------------------------------------------
Put Swaptions            Pay a fixed rate of 4.12% and receive a floating
                         rate based 3-month LIBOR, expiring September 2009                   2,800         182,910
                         Pay a fixed rate of 6.50% and receive a floating
                         rate based on 3-month LIBOR, expiring September 2009                1,100           6,727
                         Pay a fixed rate of 6.50% and received a floating
                         rate based on 3-month LIBOR, expiring September 2009                3,700          22,518
                         Pay a fixed rate of 5.36% and receive a floating
                         rate based on 3-month LIBOR, expiring June 2013                     1,900          54,484
                         Pay a fixed rate of 5.705% and receive a floating
                         rate based on 3-month LIBOR, expiring May 2012                      1,900          68,615
                         Pay a fixed rate of 5.78% and receive a floating
                         rate based 3-month LIBOR, expiring August 2010                      3,700          79,791
                                                                                                      ------------
                                                                                                           415,045
------------------------------------------------------------------------------------------------------------------
                         Total Options Purchased
                         (Cost - $797,747) - 1.0%                                                        1,053,242
------------------------------------------------------------------------------------------------------------------
                         Total Investments Before TBA Sale Commitments and
                         Options Written
                         (Cost - $196,552,019*) - 168.2%                                               184,505,768
------------------------------------------------------------------------------------------------------------------
                                                                                              Par
                         TBA Sale Commitments                                                (000)
------------------------------------------------------------------------------------------------------------------
                         Fannie Mae Guaranteed Pass-Through Certificates:
                               5.00%, 10/15/23 - 10/15/38                             USD     (600)       (585,050)
                               5.50%, 7/01/22 - 10/15/38                                    (9,300)     (9,281,456)
                               6.00%, 2/01/17 - 10/15/38                                    (7,600)     (7,700,510)
                               6.50%, 8/01/32 - 10/15/38                                   (11,600)    (11,895,567)
                         Freddie Mac Mortgage Participation Certificates:
                               5.00%, 12/01/35 - 10/15/38                                   (3,000)     (2,924,310)
                               6.00%, 6/01/35 - 10/15/38                                    (1,300)     (1,316,370)
                         Ginnie Mae MBS Certificates, 5.50%, 5/20/36                        (3,000)     (2,995,314)
------------------------------------------------------------------------------------------------------------------
                         Total TBA Sale Commitments
                         (Proceeds - 36,926,512) - (33.5)%                                             (36,698,577)
------------------------------------------------------------------------------------------------------------------
                         Options Written                                             Contracts (k)
------------------------------------------------------------------------------------------------------------------
Call Swaptions           Pay a fixed rate of 5.025% and receive a floating
                         rate based on 3-month LIBOR, expiring November 2010                 5,000        (279,925)
                         Pay a fixed rate of 5.40% and receive a floating
                         rate based on 3-month LIBOR, expiring December 2010                 1,500        (107,186)

BlackRock Series Fund, Inc. - BlackRock Total Return Portfolio
Schedule of Investments                                   (Percentages shown are
September 30, 2008 (Unaudited)                              based on Net Assets)

------------------------------------------------------------------------------------------------------------------
                         Options Written                                             Contracts (k)        Value
------------------------------------------------------------------------------------------------------------------
                         Pay a fixed rate of 5.56% and receive a floating
                         rate based on 3-month LIBOR, expiring October 2012                  7,100    $   (558,685)
                                                                                                      ------------
                                                                                                          (945,796)
------------------------------------------------------------------------------------------------------------------
Put Swaptions Written    Receive a fixed rate of 5.025% and pay a floating
                         rate based on 3-month LIBOR, expiring November 2010                 5,000        (229,650)
                         Receive a fixed rate of 5.40% and pay a floating
                         rate based on 3-month LIBOR, expiring December 2010                 1,500         (51,639)
                         Receive a fixed rate of 5.56% and pay a floating
                         rate based on 3-month LIBOR, expiring October 2012                  7,100        (200,319)
                                                                                                      ------------
                                                                                                          (481,608)
------------------------------------------------------------------------------------------------------------------
                         Total Options Written
                         (Premiums Received - $1,162,700) - (1.3)%                                      (1,427,404)
------------------------------------------------------------------------------------------------------------------
                         Total Investments, Net of TBA Sale Commitments
                         and Options Written - 133.4%                                                  146,379,787
                         Liabilities in Excess of Other Assets - (33.4)%                               (36,679,031)
                                                                                                      ------------
                         Net Assets - 100.0%                                                          $109,700,756
                                                                                                      ============

 * The cost and unrealized appreciation (depreciation) of investments, as of September 30, 2008, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                 $194,155,606
                                                     ============
      Gross unrealized appreciation                  $    815,340
      Gross unrealized depreciation                   (13,215,549)
                                                     ------------
      Net unrealized depreciation                    $(12,400,209)
                                                     ============

(a)   Variable rate security. Rate shown is as of report date.

(b)   Security is perpetual in nature and has no stated maturity date.

(c)   Non-income producing security.

(d)   Issuer filed for bankruptcy or is in default of interest payments.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(f) All or a portion of security has been pledged as collateral in connection with open financial futures contracts.

(g) Represents a payment-in-kind security which may pay interest/dividends in additional par/shares.

(h) Represents or includes a "to-be-announced" transaction. The Portfolio has committed to purchasing securities for which all specific information is not available at this time.

(i) Represents the interest only portion of a mortgage-backed security and has either a nominal or a notional amount of principal.

(j)   Rate shown is yield to maturity as of the date of purchase.

(k)   One contract represents a notional amount of $1,000,000.

  o For Portfolio compliance purposes, the Portfolio's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report which may combine industry sub-classifications for reporting ease.

BlackRock Series Fund, Inc. - BlackRock Total Return Portfolio
Schedule of Investments September 30, 2008 (Unaudited)
--------------------------------------------------------------------------------

 o Financial futures contracts purchased as of September 30, 2008 were as follows:

      ----------------------------------------------------------------------------------------
                                                                                  Unrealized
                                                    Expiration        Face       Appreciation
      Contracts              Issue                     Date          Amount     (Depreciation)
      ----------------------------------------------------------------------------------------
          23      2-Year U.S. Treasury Bond       December 2008    $ 4,903,601    $   5,461
          91     10-Year U.S. Treasury Bond       December 2008    $10,632,156     (201,281)
          18            EuroBund Future           December 2008    $ 2,889,739       26,173
      ----------------------------------------------------------------------------------------
      Total                                                                       $(169,647)
                                                                                  =========

 o    Financial futures contracts sold as of September 30, 2008 were as follows:

      ----------------------------------------------------------------------------------------
                                                    Expiration        Face        Unrealized
      Contracts              Issue                     Date          Amount      Appreciation
      ----------------------------------------------------------------------------------------
          49       5-Year U.S. Treasury Bond      December 2008    $ 5,503,452    $   3,968
          71      30-Year U.S. Treasury Bond      December 2008    $ 8,455,603      136,406
          37          EuroDollar Futures            June 2009      $ 8,978,413        9,613
      ----------------------------------------------------------------------------------------
      Total                                                                       $ 149,987
                                                                                  =========

 o Foreign currency exchange contracts as of September 30, 2008 were as follows:

      ----------------------------------------------------------------------------
                                                                   Unrealized
         Currency               Currency          Settlement      Appreciation
        Purchased                 Sold               Date        (Depreciation)
      ----------------------------------------------------------------------------
      AUD     706,000        USD     589,439       10/03/08         $(31,562)
      USD     125,856        AUD     150,000       10/03/08            7,327
      USD     184,340        AUD     220,000       10/03/08           10,497
      USD     433,899        EUR     277,241       10/23/08           42,620
      USD     148,221        EUR     100,000       10/23/08            7,087
      USD   1,411,664        MXN  14,323,500       10/23/08          105,942
      ----------------------------------------------------------------------------
      Total                                                         $141,911
                                                                    ========

 o    Swaps outstanding as of September 30, 2008 were as follows:


      -----------------------------------------------------------------------------------------------------------------
                                                                                          Notional         Unrealized
                                                                                           Amount         Appreciation
                                                                                            (000)        (Depreciation)
      -----------------------------------------------------------------------------------------------------------------
      Receive a fixed rate of 3.401% and pay 3.875% on Treasury Inflation
      Protected Securities (TIPS) adjusted principal

      Broker, JPMorgan Chase
      Expires January 2009                                                              USD       879       $ (31,882)

      Receive a fixed rate of 5.2725% and pay a floating rate based on 3-month LIBOR

      Broker, Citibank NA
      Expires October 2009                                                              USD     2,900          59,267

      Bought credit default protection on RadioShack Corp. and  pay 1.16%

      Broker, UBS Warburg
      Expires December 2010                                                             USD       295           1,202

BlackRock Series Fund, Inc. - BlackRock Total Return Portfolio
Schedule of Investments September 30, 2008 (Unaudited)
--------------------------------------------------------------------------------

                                                                                          Notional         Unrealized
                                                                                           Amount         Appreciation
                                                                                            (000)        (Depreciation)
      -----------------------------------------------------------------------------------------------------------------
      Bought credit default protection on Limited Brands, Inc. and  pay 1.065%

      Broker, UBS Warburg
      Expires December 2010                                                             USD       295       $   9,322

      Bought credit default protection on Sara Lee Corp. and pay 0.604%

      Broker, JPMorgan Chase
      Expires March 2011                                                                USD       295          (1,292)

      Bought credit default protection on Computer Sciences Corp.  and pay 0.88%

      Broker, Morgan Stanley Capital Services Inc.
      Expires June 2011                                                                 USD       290          (2,828)

      Receive a fixed rate of 4.867% and pay a floating rate based on 3-month LIBOR

      Broker, UBS Warburg
      Expires October 2012                                                              USD     2,900          96,235

      Receive a fixed rate of 4.667% and pay a floating rate based on 3-month LIBOR

      Broker, Deutsche Bank AG London
      Expires October 2012                                                              USD     3,300          86,080

      Receive a fixed rate of 5.023% and pay a floating rate based on 3-month LIBOR

      Broker, Deutsche Bank AG London
      Expires October 2012                                                              USD     3,900         152,007

      Receive a fixed rate of 3.38% and pay a floating rate based on 3-month LIBOR

      Broker, Deutsche Bank AG London
      Expires March 2013                                                                USD     4,300        (105,558)

      Receive a fixed rate of 3.767% and pay a floating rate based on 3-month LIBOR

      Broker, Deutsche Bank AG London
      Expires April 2013                                                                USD     2,900         (33,164)

      Receive a fixed rate of 4.47% and pay a floating rate based on 3-month LIBOR

      Broker, Citibank NA
      Expires June 2013                                                                 USD     4,100          76,531

      Receive a fixed rate of 4.265% and pay a floating rate based on 3-month LIBOR

      Broker, Deutsche Bank AG London
      Expires July 2013                                                                 USD     2,700          22,077

BlackRock Series Fund, Inc. - BlackRock Total Return Portfolio
Schedule of Investments September 30, 2008 (Unaudited)
--------------------------------------------------------------------------------

                                                                                          Notional         Unrealized
                                                                                           Amount         Appreciation
                                                                                            (000)        (Depreciation)
      -----------------------------------------------------------------------------------------------------------------
      Receive a fixed rate of 3.6475% and pay a floating rate based on
      3-month LIBOR

      Broker, Citibank NA
      Expires September 2013                                                            USD     4,700       $ (87,026)

      Bought credit default protection on Eastman Chemical Co. and pay 0.68%

      Broker, Morgan Stanley Capital Services Inc.
      Expires September 2013                                                            USD       285          (1,378)

      Receive a fixed rate of 5.085% and pay a floating rate based on 3-month LIBOR

      Broker, Deutsche Bank AG London
      Expires November 2016                                                             USD       602          28,269

      Pay a fixed rate of 5.071% and receive a floating rate based on 3-month LIBOR

      Broker, UBS Warburg
      Expires March 2017                                                                USD     1,500         (71,084)

      Pay a fixed rate of 5.6425% and receive a floating rate based on 3-month LIBOR

      Broker, Citibank NA
      Expires July 2017                                                                 USD     2,000        (175,249)

      Pay a fixed rate of 5.762% and receive a floating rate based on 3-month LIBOR

      Broker, Deutsche Bank AG London
      Expires July 2017                                                                 USD     2,100        (203,890)

      Pay a fixed rate of 5.305% and receive a floating rate based on 3-month LIBOR

      Broker, Citibank NA
      Expires October 2017                                                              USD     4,600        (294,227)

      Pay a fixed rate of 5.01387% and receive a floating rate based on 3-month LIBOR

      Broker, Deutsche Bank AG London
      Expires November 2017                                                             USD     3,000        (128,028)

      Pay a fixed rate of 4.585% and receive a floating rate based on 3-month LIBOR

      Broker, Credit Suisse First Boston International
      Expires January 2018                                                              USD     2,800         (26,057)

BlackRock Series Fund, Inc. - BlackRock Total Return Portfolio
Schedule of Investments September 30, 2008 (Unaudited)
--------------------------------------------------------------------------------

                                                                                          Notional         Unrealized
                                                                                           Amount         Appreciation
                                                                                            (000)        (Depreciation)
      -----------------------------------------------------------------------------------------------------------------
      Receive a fixed rate of 4.885% and pay a floating rate based on
      3-month LIBOR

      Broker, Goldman Sachs & Co.
      Expires June 2018                                                                 USD     1,100       $  36,947

      Pay a fixed rate of 5.46% and receive a floating rate based on 3-month LIBOR

      Broker, JPMorgan Chase
      Expires August 2018                                                               USD     1,026         (53,255)

      Pay a fixed rate of 4.205% and receive a floating rate based on 3-month LIBOR

      Broker, Deutsche Bank AG London
      Expires September 2018                                                            USD     1,100          23,324

      Receive a fixed rate of 4.205% and pay a floating rate based on 3-month LIBOR

      Broker, Deutsche Bank AG London
      Expires September 2018                                                            USD     3,500         (74,214)

      Receive a fixed rate of 5.411% and pay a floating rate based on 3-month LIBOR

      Broker, JPMorgan Chase
      Expires August 2022                                                               USD       570          47,084
      -----------------------------------------------------------------------------------------------------------------
      Total                                                                                                 $(650,787)
                                                                                                            =========

  o   Currency Abbreviations:
      AUD     Australian Dollar                   MXN     Mexican New Peso
      EUR     Euro                                USD     U.S. Dollar

BlackRock Series Fund, Inc. - BlackRock Total Return Portfolio
Schedule of Investments September 30, 2008 (Unaudited)
--------------------------------------------------------------------------------

  o Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

          o Level 1 - price quotations in active markets/exchanges for identical securities

          o Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)

          o Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Portfolio's own assumption used in determining the fair value of investments)

      The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Portfolio's policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent financial statements as contained in its semi-annual report.

      The following table summarizes the inputs used as of September 30, 2008 in determining the fair valuation of the Portfolio's investments:

              -----------------------------------------------------------
                Valuation         Investments in          Other Financial
                 Inputs             Securities              Instruments*
              -----------------------------------------------------------
              Level 1              $ 36,572,081              $ (19,660)
              Level 2              $110,181,868              $(883,038)
              Level 3                        --                     --
              -----------------------------------------------------------
              Total                $146,753,949              $(902,698)
                                  =======================================

          * Other financial instruments are swaps, futures, foreign currency exchange contracts and options.

Item 2 - Controls and Procedures

2(a)- The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b)- There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

         Certifications - Attached hereto

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

         BlackRock Series Fund, Inc.

         By:    /s/ Donald C. Burke
                ----------------------------
                Donald C. Burke
                Chief Executive Officer of
                BlackRock Series Fund, Inc.

         Date: November 24, 2008

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

         By:    /s/ Donald C. Burke
                ----------------------------
                Donald C. Burke
                Chief Executive Officer (principal executive officer) of BlackRock Series Fund, Inc.

         Date: November 24, 2008

         By:    /s/ Neal J. Andrews
                ----------------------------
                Neal J. Andrews
                Chief Financial Officer (principal financial officer) of BlackRock Series Fund, Inc.

         Date: November 24, 2008